Registration No. 33-44670

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No._15__ __X__

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                    Amendment No._____ _____

                        (Check appropriate box or boxes)

               Principal Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                        Principal Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

              The Principal Financial Group, Des Moines, Iowa       50392
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     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code     (515) 248-3842

      M. D. Roughton, The Principal Financial Group, Des Moines, Iowa 50392
--------------------------------------------------------------------------------
     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

            ___   immediately upon filing pursuant to paragraph (b) of Rule 485

            _X_   on May 1, 2000 pursuant to paragraph (b) of Rule 485

            ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485

            ___   on  (date) pursuant to paragraph (a)(1) of Rule 485

            ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485

            ___   on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

    ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

               PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
              PREMIER VARIABLE - GROUP VARIABLE ANNUITY CONTRACTS

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                         Caption in Prospectus
Part A
 1. Cover Page                Principal Life Insurance Company
                                Separate Account B Premier Variable (A Group
                                Variable Annuity Contract for Employer-
                                Sponsored Qualified and Non-Qualified
                                Retirement Plans)

 2. Definitions               Glossary of Special Terms

 3. Synopsis                  Expense Table and Example, Summary

 4. Condensed Financial       Condensed Financial Information,
    Information                 Independent Auditors

 5. General Description       Summary, Description of
    of Registrant               Principal Life Insurance
                                Company, Principal Life
                                Insurance Company Separate Account B,
                                Voting Rights

 6. Deductions                Expense Table and Example, Deductions Under the
                                Contracts, Mortality and Expense Risks Charge, Other Expenses, Application Fee and Transfer Fee, Contract Administrative Expense, Recordkeeping Expense, Compensation to Sales, Representative, Distribution of the Contract

 7. General Description of    Summary, The Contract, Contract Values
    Variable Annuity Contract   and Accounting Before Annuity Commencement
                                Date, Income Benefits, Payment on Death of
                                Plan Participant, Withdrawals and Transfers,
                                Other Contractual Provisions, Contractholders'
                                Inquiries

 8. Annuity Period            Income Benefits

 9. Death Benefit             Payment on Death of Plan Participant,
                                Federal Tax Status

10. Purchases and Contract    Summary, The Contract, Contract Values and
    Value Accounting Before Annuity Commencement Date, Other Contractual Provisions, Distribution of the Contract

11. Redemptions               Summary, Income Benefits, Withdrawals and
                                Transfers

12. Taxes                     Summary, Principal Life Insurance Company
                                Separate Account B, Income Benefits,
                                Federal Tax Status

13. Legal Proceedings         Legal Proceedings

14. Table of Contents of      Table of Contents of the Statement
    the Statement of            of Additional Information
    Additional Information



Part B                       Statement of Additional Information Caption**

15. Cover Page               Principal Life Insurance Company
                               Separate Account B Premier Variable - A Group Variable Annuity Contract for Employer Sponsored Qualified and Non-Qualified Retirement Plans Issued by Principal Life Insurance Company

16. Table of Contents        Table of Contents

17. General Information      None
    and History

18. Services                 Independent Auditors**

19. Purchase of Securities   Summary**, Deductions Under
    Being Offered              the Contracts**, Withdrawals and Transfers**,
                               Distribution of the Contract**

20. Underwriters             Summary**, Distribution of the Contract**,
                               Underwriting Commissions

21. Calculation of           Calculation of Yield and Total Return
    Performance Data

22. Annuity Payments         Income Benefits**

23. Financial Statements     Financial Statements

** Prospectus caption given where appropriate.

                        PRINCIPAL LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT B

                                PREMIER VARIABLE

                       (A Group Variable Annuity Contract

                        For Employer- Sponsored Qualified

                       And Non-Qualified Retirement Plans)


           Issued by Principal Life Insurance Company (the "Company")


                         Prospectus dated May 1, 2000


This Prospectus concisely sets forth information about Principal Life Insurance Company Separate Account B, Premier Variable (a Group Variable Annuity Contract) (the "Contract") that an investor ought to know before investing. It should be read and retained for future reference.


Additional information about the Contracts, including a Statement of Additional Information, dated May 1, 2000, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus. The table of contents of the Statement of Additional Information appears on page 31 of this Prospectus. A copy of the Statement of Additional Information can be obtained, free of charge, upon request by writing or telephoning:



                     Princor Financial Services Corporation
                                  a company of
                          the Principal Financial Group
                              Des Moines, IA 50392
                            Telephone: 1-800-633-1373


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


This Prospectus is valid only when accompanied by the current prospectus for Principal Variable Contracts Fund, Inc. (the "Fund") which should be kept for future reference.

                                TABLE OF CONTENTS
                                                                        Page
Glossary of Special Terms ..............................................  3
Expense Table and Example ..............................................  5
Summary  ...............................................................  7
Condensed Financial Information.........................................  9
Description of Principal Life Insurance Company ........................ 10
Principal Life Insurance Company Separate Account B .................... 10
Deductions Under the Contract .......................................... 12
     Mortality and Expense Risks Charge ................................ 12
Other Expenses  ........................................................ 12
     Application Fee.................................................... 12
     Contract Administration Expense.................................... 12
     Recordkeeping Expense.............................................. 13
     Location Fee ...................................................... 14
     Flexible Income Option Charge...................................... 14
     Documentation Expense.............................................. 14
     Compensation to Sales Representative............................... 15
     Special Services................................................... 15
Surplus Distribution at Sole Discretion of the Company ................. 15
The Contract  .......................................................... 15
     Contract Values and Accounting
     Before Annuity Commencement Date .................................. 15
         Investment Accounts ........................................... 15
         Unit Value .................................................... 16
         Net Investment Factor ......................................... 16
         Hypothetical Example of Calculation
              of Unit Value for All Divisions Except the
              Money Market Division..................................... 16
         Hypothetical Example of Calculation
              of Unit Value for the Money Market Division............... 16
     Income Benefits ................................................... 17
         Variable Annuity Payments...................................... 17
              Selecting a Variable Annuity ............................. 17
              Forms of Variable Annuities .............................. 17
              Basis of Annuity Conversion Rates ........................ 18
              Determining the Amount
              of the First Variable Annuity Payment .................... 19
              Determining the Amount of the
                  Second and Subsequent Monthly
                  Variable Annuity Payments ............................ 19
              Hypothetical Example of Calculation
              of Variable Annuity Payments ............................. 19
         Flexible Income Option......................................... 20
     Payment on Death of Plan Participant............................... 20
         Prior to Annuity Purchase Date ................................ 20
         Subsequent to Annuity Purchase Date ........................... 21
     Withdrawals and Transfers ......................................... 21
         Cash Withdrawals .............................................. 21
         Transfers Between Divisions ................................... 22
         Transfers to the Contract ..................................... 22
         Transfers to a Companion Contract ............................. 22
         Special Situation Involving Alternate Funding Agents .......... 22
         Postponement of Cash Withdrawal or Transfer ................... 22
         Loans ......................................................... 23
     Other Contractual Provisions ...................................... 23
         Contribution Limits ........................................... 23
         Assignment .................................................... 23
         Cessation of Contributions .................................... 23
         Substitution of Securities..................................... 23
         Changes in the Contract ....................................... 23
Statement of Values..................................................... 24
Services Available by Telephone......................................... 24
Distribution of the Contract............................................ 24
Performance Calculation................................................. 24
Voting Rights .......................................................... 25
Federal Tax Status...................................................... 26
     Taxes Payable by Owners of Benefits and Annuitants................. 26
         Tax-Deferred Annuity Plans..................................... 26
         Public Employee Deferred Compensation Plans.................... 27
         401(a) Plans................................................... 27
         Creditor-Exempt Non-Qualified Plans............................ 28
         General Creditor Non-Qualified Plans........................... 29
     Fund Diversification............................................... 29
State Regulation ....................................................... 29
Legal Opinions  ........................................................ 30
Legal Proceedings ...................................................... 30
Registration Statement.................................................. 30
Independent Auditors.................................................... 30
Contractholders' Inquiries.............................................. 31
Table of Contents of the Statement of Additional Information............ 31

This Prospectus does not constitute an offer of, or solicitation of any offer to acquire, any interest or participation in the Contracts in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contracts other than those contained in this Prospectus.

GLOSSARY OF SPECIAL TERMS

Account -- Series or portfolio of a Mutual Fund in which a Separate Account Division invests.

Aggregate Investment Account Value -- The sum of the Investment Account Values for Investment Accounts which correlate to a Plan Participant.

Annual Average Balance -- The total value at the beginning of the Deposit Year of all Investment Accounts which correlate to a Plan Participant under the contract and other Plan assets which correlate to a Plan Participant that are not allocated to the contract or an Associated or Companion Contract but for which the Company provides recordkeeping services ("Outside Assets"), adjusted by the time weighted average of Contributions to, and withdrawals from, Investment Accounts and Outside Assets (if any) which correlate to the Plan Participant during the period.

Annuity Change Factor -- The factor used to determine the change in value of a Variable Annuity in the course of payment.

Annuity Commencement Date -- The beginning date for Annuity Payments.

Annuity Premium -- The amount applied under the Contract to purchase an annuity.

Annuity Purchase Date -- The date an Annuity Premium is applied to purchase an annuity.

Associated Contract -- An annuity contract issued by the Company to the same Contractholder to fund the same or a comparable Plan as determined by the Company.

Commuted Value -- The dollar value, as of a given date, of remaining Annuity Payments. It is determined by the Company using the interest rate assumed in determining the initial amount of monthly income and assuming no variation in the amount of monthly payments after the date of determination.

Companion Contract -- An unregistered group annuity contract offering guaranteed interest crediting rates and which is issued by the Company to the Contractholder for the purpose of funding benefits under the Plan. The Company must agree in writing that a contract is a Companion Contract.

Contract Date -- The date this contract is effective, as shown on the face page of the contract.

Contract Year -- A period beginning on a Yearly Date and ending on the day before the next Yearly Date.

Contractholder -- The entity to which the contract will be issued, which will normally be an Employer, an association, or a trust established for the benefit of Plan Participants and their beneficiaries.

Contributions -- Amounts contributed under the contract which are accepted by the Company.

Deposit Year -- The twelve-month period ending on a day selected by the Contractholder.

Division -- The part of Separate Account B which is invested in shares of an Account of a Mutual Fund.

Employer -- The corporation, sole proprietor, firm, organization, agency or political subdivision named as employer in the Plan and any successor.

Flexible Income Option -- A periodic distribution from the contract in an amount equal to the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or a greater amount as requested by the Owner of Benefits.

Funding Agent -- An insurance company, custodian or trustee designated by the Contractholder and authorized to receive any amount or amounts transferred from the contract described in this Prospectus. Funding Agent will also mean Principal Life Insurance Company where the Contractholder directs the Company to transfer such amounts from the contract described in this Prospectus to another group annuity contract issued by the Company to the Contractholder.

Internal Revenue Code ("Code") -- The Internal Revenue Code of 1986, as amended, and the regulations thereunder. Reference to the Internal Revenue Code means such Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.

Investment Account -- An account that correlates to a Plan Participant established under the contract for each type of Contribution and for each Division in which the Contribution is invested.

Investment Account Value -- The value of an Investment Account for a Division which on any date will be equal to the number of units then credited to such account multiplied by the Unit Value of this series of contracts for that Division for the Valuation Period in which such date occurs.

Mutual Fund -- A registered open-end investment company in which a Division of Separate Account B invests.

Net Investment Factor -- The factor used to determine the change in Unit Value of a Division during a Valuation Period.

Normal Income Form -- The form of benefit to be provided under the Plan if the Owner of Benefits does not elect some other form. If the Plan does not specify a Normal Income Form, the Normal Income Form shall be: (a) for an unmarried Plan Participant, the single life with ten years certain annuity option described in this Prospectus, or (b) for a married Plan Participant, the joint one-half survivor annuity option described in this Prospectus.

Notification -- Any form of notice received by the Company at the Company's home office and approved in advance by the Company including written forms, electronic transmissions, telephone transmissions, facsimiles and photocopies.

Owner of Benefits -- The entity or individual that has the exclusive right to be paid benefits and exercise rights and privileges pursuant to such benefits. The Owner of Benefits is the Plan Participant under all contracts except contracts used to fund General Creditor Non-Qualified Plans (see "Summary") wherein the Contractholder is the Owner of Benefits.

Plan -- The plan established by the Employer in effect on the date the contract is executed and as amended from time to time, which the Employer has designated to the Company in writing as the Plan funded by the contract.

Plan Participant -- A person who is (i) a participant under the Plan, (ii) a beneficiary of a deceased participant, or (iii) an alternate payee under a Qualified Domestic Relations Order in whose name an Investment Account has been established under this contract.

Qualified Domestic Relations Order -- A Qualified Domestic Relations Order as defined in Internal Revenue Code Section 414 (p)(1)(A).

Quarterly Date -- The last Valuation Date of the third, sixth, ninth and twelfth month of each Deposit Year.

Separate Account B -- A separate account established by the Company under Iowa law to receive Contributions under the contract offered by this Prospectus and other contracts issued by the Company. It is divided into Divisions, each of which invest in a corresponding Account of the Principal Variable Contracts Fund, Inc.

Termination of Employment -- A Plan Participant's termination of employment with the Employer, determined under the Plan and as reported to the Company.

Total and Permanent Disability -- The condition of a Plan Participant when, as the result of sickness or injury, the Plan Participant is prevented from engaging in any substantial gainful activity and such total disability has been continuous for a period of at least six months. For contracts sold in the state of Pennsylvania, the term shall have the same meaning as defined in the Plan. The Plan Participant must submit due proof thereof which is acceptable to the Company.

Unit Value -- The value of a unit of a Division of Separate Account B.

Valuation Date -- The date as of which the net asset value of an Account is determined.

Valuation Period -- The period between the time as of which the net asset value of an Account is determined on one Valuation Date and the time as of which such value is determined on the next following Valuation Date.

Variable Annuity Payments -- A series of periodic payments, the amounts of which are not guaranteed but which will increase or decrease to reflect the investment experience of the Capital Value Division of Separate Account B. Periodic payments made pursuant to the Flexible Income Option are not Variable Annuity Payments.

Variable Annuity Reserves -- The reserves held for annuities in the course of payment for the contract.

Yearly Date -- The Contract Date and the same day of each year thereafter.

EXPENSE TABLE AND EXAMPLE

The following tables depict fees and expenses applicable to the aggregate of all Investment Accounts that correlate to a Plan Participant established under the contract. The purpose of the table is to assist the Owner of Benefits in understanding the various costs and expenses that an Owner of Benefits will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the expenses of the Account in which the Separate Account invests and is based on expenses incurred during the fiscal year ended December 31, 1999. The Example below which includes only mortality and expense risks charges and expenses of the underlying Accounts, should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown. See "Deductions under the Contract."


                                  EXPENSE TABLE

     Transaction Expenses                            None
     Annual Contract Fee                             None
     Separate Account Annual Expenses
       (as a percentage of average account value)
-------------------------------------------------
       Mortality and Expense Risk Fees               .42%
     Annual Expenses of Accounts
--------------------------------
       (as a percentage of average net assets of the
       following Accounts)
                                     Management       Other     Total Accounts
                                        Fees        Expenses    Annual Expenses

     Balanced Account                    .57%         .01%            .58%
     Bond Account                        .49          .01             .50
     Capital Value Account               .43*         .00             .43
     Government Securities Account       .49          .01             .50
     Growth Account                      .45*         .00             .45
     International Account               .73*         .05             .78
     MidCap Account                      .61          .00             .61
     Money Market Account                .50          .02             .52

* Based on the management fee schedule in effect during the fiscal year. Modifications to the schedule were effective 1/1/2000.


The  Expense  Table  depicts  fees  and  expenses  applicable  to the  Aggregate
Investment Account Values which correlate to a Plan Participant under the Contract. At the discretion of the Contractholder, these fees are paid by the Contractholder or assessed against Investment Accounts which correlate to Plan Participants. The Expense Table does not include expenses billed directly to and paid by the Contractholder pursuant to a separate service and expense agreement with the Contractholder. Except as noted below, the Contractholder must pay the following expenses (subject to certain adjustments; see "Deductions Under the Contract" and "Other Expenses"):

Application Fee                         $925 Application Fee.


Contract Administration  Expenses*      $650 for Standard Plans ($1,000 for custom or
                                        outside  Plans) + the amount  determined  under the Annual Expense Table
                                        (minimum of $1,500).


Recordkeeping Expenses*                 A graded scale starting at $34 per Plan Participant plus
                                        $1,366  (minimum  of $2,250 per Plan)  (This  charge may be  deducted  from
                                        Investment  Accounts  of  inactive  Plan  Participants.)  (If  the  Company provides  recordkeeping  services  for plan assets  other than assets under this contract or an Associated or Companion  Contract,  the  Contractholder
                                        must pay an outside asset recordkeeping charge that varies depending on the number  of Plan  Participants  to which  such  Outside  Assets  correlate).
                                        Additional location charge.

Location Fee (if applicable)            $150 per quarter ($600 annually) for each additional employee group or location.

Flexible Income Option Charge           $25 for each Plan Participant  receiving  benefits
                                        under  the  Flexible  Income  Option  (this  charge  may be  deducted  from
                                        Investment Accounts of inactive Plan Participants).

Documentation Expenses                  $125 for initial setup or restatement. Additional costs apply for Custom-Written plans.
   (for Standard Plan)

Compensation to Sales                   Either 4.5% of the first  $5,000 of annual  Contributions
Representative                          grading down to .25% of  contributions in excess of $500,000 or 3.0% of the first $50,000 of annual Contributions grading down to .25% of Contributions in excess of $3,000,000.


* May be more or less depending on the number of Plan Participants and services performed by Company. See "Other Expenses."

                                     EXAMPLE
Regardless of whether the Investment
Accounts which correlate to a Plan                Separate Account
Participant are surrendered at the end               Division              1 Year       3 Years        5 Years      10 Years
of the applicable time period:                   ------------------        ------       -------        -------      --------

     The Owner of Benefits would pay             Balanced                   $10           $32            $55          $122
     the following expenses on a $1,000          Bond                       $9            $29            $51          $113
     investment, assuming a 5% annual            Capital Value              $9            $27            $47          $105
     return on assets:                           Government Securities      $9            $29            $51          $113
                                                 Growth                     $9            $28            $48          $107
                                                 International              $12           $38            $66          $145
                                                 MidCap                     $11           $33            $57          $126
                                                 Money Market               $10           $30            $52          $115



SUMMARY

The  following   summary  should  be  read  in  conjunction  with  the  detailed information appearing elsewhere in this Prospectus.

Contract Offered

The group variable annuity contract offered by this Prospectus is issued by the Company and designed to aid in retirement planning. The contract provides for the accumulation of Contributions and the payment of Variable Annuity Payments on a completely variable basis.

     The contract is generally available to fund the following types of plans:

     1. Tax Deferred Annuity Plans ("TDA Plan"). Annuity purchase plans adopted pursuant to Section 403(b) of the Code by certain organizations that qualify for tax-exempt status under Section 501(c)(3) of the Code or are eligible public schools or colleges. TDA Contracts are issued to Contractholders, which typically are such tax-exempt organizations or an association representing such organization or its employees. Plan Participants may obtain certain Federal income tax benefits provided under Section 403(b) of the Code (see "Federal Tax Status").

     2. Public Employee Deferred Compensation Plans ("PEDC Plan"). Public Employee Deferred Compensation plans or programs adopted by a unit of a state or local government and nonprofit organizations pursuant to
         Section 457 of the Code. (See "Federal Tax Status"). Note: The contract is not currently offered to fund governmental 457 Plans in the state of New York.

     3. Qualified Pension or Profit-Sharing Plans ("401(a) Plans"). Plans adopted pursuant to Section 401(a) of the Code. Participants of 401(a) Plans obtain income tax benefits provided under the Code as qualified pension plans.

     4. Creditor-Exempt or General Creditor Non-Qualified Plans ("Creditor-Exempt" or "General Creditor" Plan). Employer sponsored savings, compensation or other plans the contributions for which are made without Internal Revenue Code restrictions generally applicable to qualified retirement plans. (See "Federal Tax Status").

The contract will be sold primarily by persons who are insurance agents of or brokers for Principal Life Insurance Company. In addition, these persons will usually be registered representatives of Princor Financial Services Corporation, which acts as distributor for the Contract. See "Distribution of the Contract."

Contributions

The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.

All Contributions made pursuant to the Contract are allocated to one or more Investment Accounts which correlate to a Plan Participant. An Investment Account is established for each type of Contribution for each Division of the Separate Account as directed by the Owner of Benefits. Currently, the Divisions available under the Contract are: Balanced, Bond, Capital Value, Government Securities, Growth, International, MidCap and Money Market. The Contractholder may choose to limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments. Additional Divisions may be added in the future. If no direction is provided for a particular Contribution, such Contribution will be allocated to an Investment Account which is invested in the Money Market Division.

Separate Account B

Each of the Divisions corresponds to one of the Accounts in which Contributions may be invested. The objective of the contract is to provide a return on amounts contributed that will reflect the investment experience of the Accounts in which the Divisions to which Contributions are directed are invested. The value of the Contributions accumulated in Separate Account B prior to the Annuity Commencement Date will vary with the investment experience of the Accounts.

Each of the Divisions invests only in shares of Accounts of the Principal Variable Contracts Fund, Inc. as indicated in the table below.

           Division                                     Account
           --------                                    -------
      Balanced Division                            Balanced Account
      Bond Division                                Bond Account
      Capital Value Division                       Capital Value Account
      Government Securities Division               Government Securities Account
      Growth Division                              Growth Account
      International Division                       International Account
      MidCap Division                              MidCap Account
      Money Market Division                        Money Market Account

Distributions, Transfers, and Withdrawals

Variable Annuity Payments will be made on and after a Plan Participant's Annuity Commencement Date. All Variable Annuity Payments will reflect the performance of the Account underlying the Capital Value Division and therefore the annuitant is subject to the risk that the amount of variable annuity payments may decline. (See "Income Benefits.")

Generally, at any time prior to the Annuity Purchase Date, the Owner of Benefits may transfer all or any portion of an Investment Account which correlates to a Plan Participant to another available Investment Account correlating to such Plan Participant. If a Companion Contract has been issued to the Contractholder to fund the Plan, and if permitted by the Plan and Companion Contract, amounts transferred from such Companion Contract may be invested in this contract to establish Investment Accounts which correlate to a Plan Participant at any time at least one month before the Annuity Commencement Date. Similarly, if the Company has issued a Companion Contract to the Contractholder, and if permitted by the Plan and the Companion Contract, the Owner of Benefits, subject to certain limitations, may file a Notification with the Company to transfer all or a portion of the Investment Account values which correlate to a Plan Participant to the Companion Contract. (See "Withdrawals and Transfers.") In addition, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts that correlate to the Plan Participant at any time prior to the Plan Participant's termination of employment, disability, retirement or the Annuity Purchase Date subject to any charges that may be applied. See "Withdrawals and Transfers." Note that withdrawals before age 59 1/2 may involve an income tax penalty. See "Federal Tax Status." No withdrawals are permitted after the Annuity Purchase Date.

CONDENSED FINANCIAL INFORMATION

Financial statements are included in the Statement of Additional Information. Following are Unit Values for the Premier Variable Annuity Contract for the periods ended December 31.

                                                                                                                       Number of
                                                                      Accumulation Unit Value                     Accumulation Units
                                                                                                                      Outstanding
                                                      Beginning              End         Percentage of Change        End of Period
                                                      of Period           of Period        from Prior Period        (in thousands)
     Balanced Division
       Year Ended December 31
         1999                                         $1.787               $1.822               1.96%                   16,370
         1998                                          1.604                1.787              11.41                    14,770
         1997                                          1.366                1.604              17.42                    10,617
         1996                                          1.212                1.366              12.71                     7,467
         1995                                           .976                1.212              24.18                     3,317
       Period Ended December 31, 1994(1)               1.000                 .976              (2.40)                      125
     Bond Division
       Year Ended December 31
         1999                                          1.484                1.440              (2.96)                    7,415
         1998                                          1.384                1.484               7.23                     6,013
         1997                                          1.257                1.384              10.10                     4,009
         1996                                          1.232                1.257               2.03                     2,612
         1995                                          1.012                1.232              21.74                     1,208
       Period Ended December 31, 1994(1)               1.000                1.012               1.20                        31
     Capital Value Division
       Year Ended December 31
         1999                                          2.689                2.563              (4.69)                   22,466
         1998                                          2.378                2.689              13.08                    22,328
         1997                                          1.858                2.378              27.99                    21,339
         1996                                          1.510                1.858              23.05                    17,962
         1995                                          1.148                1.510              31.53                    14,824
         1994                                          1.147                1.148               0.09                    13,967
         1993                                          1.067                1.147               7.50                     7,980
         1992(2)                                       1.000                1.067               6.70                        84
     Government Securities Division
       Year Ended December 31
         1999                                          1.543                1.532              (0.71)                    8,432
         1998                                          1.431                1.543               7.83                     8,358
         1997                                          1.302                1.431               9.91                     7,686
         1996                                          1.265                1.302               2.92                     7,513
         1995                                          1.066                1.265              18.67                     7,159
         1994                                          1.120                1.066              (4.82)                    6,431
         1993                                          1.021                1.120               9.70                     2,553
         1992(2)                                       1.000                1.021               2.10                        40
     Growth Division
       Year Ended December 31
         1999                                          2.145                2.488              15.99                    20,774
         1998                                          1.775                2.145              20.85                    16,370
         1997                                          1.404                1.775              26.42                    11,441
         1996                                          1.253                1.404              12.05                     6,802
         1995                                          1.001                1.253              25.17                     2,860
       Period Ended December 31, 1994(1)               1.000                1.001               0.10                       110
     International Division
       Year Ended December 31
         1999                                          1.663                2.085              25.38                    10,814
         1998                                          1.518                1.663               9.55                     9,442
         1997                                          1.358                1.518              11.78                     7,684
         1996                                          1.090                1.358              24.59                     4,298
         1995                                           .958                1.090              13.78                     1,672
       Period Ended December 31, 1994(1)               1.000                 .958              (4.20)                      137
     MidCap Division
       Year Ended December 31
         1999                                          1.940                2.184              12.58                    12,883
         1998                                          1.879                1.940               3.25                    12,204
         1997                                          1.537                1.879              22.25                     9,536
         1996                                          1.274                1.537              20.64                     5,722
         1995                                           .991                1.274              28.56                     1,896
       Period Ended December 31, 1994(1)               1.000                 .991              (0.90)                      119
     Money Market Division
       Year Ended December 31
         1999                                          1.296                1.354               4.48                    10,632
         1998                                          1.237                1.296               4.77                     9,868
         1997                                          1.181                1.237               4.74                     6,515
         1996                                          1.128                1.181               4.70                     5,379
         1995                                          1.072                1.128               5.22                     2,959
         1994                                          1.036                1.072               3.47                     1,791
         1993                                          1.013                1.036               2.27                       901
         1992(2)                                       1.000                1.013               1.30                     2,969

     (1) Commenced operations on October 3, 1994.
     (2) Commenced operations on July 15, 1992.

DESCRIPTION OF PRINCIPAL LIFE INSURANCE COMPANY (The "Company")

Principal Life Insurance Company is a life insurance company with its home office at the Principal Financial Group, Des Moines, Iowa 50392, telephone number 515-247-5111. It was originally incorporated under the laws of the State of Iowa in 1879 as Bankers Life Association, changed its name to Bankers Life Company in 1911 and changed its name to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place in 1998. The Company is a company of the Principal Financial Group, a diversified family of insurance and financial services corporations.


Principal Life Insurance Company is authorized to do business in the 50 states of the United States, the District of Columbia, the Commonwealth of Puerto Rico, and the Canadian Provinces of Alberta, British Columbia, Manitoba, Ontario and Quebec. The Company offers a full range of products and services for businesses, groups and individuals including individual insurance, pension plans and group/employee benefits. The Company has ranked in the upper one percent of life insurers in assets and premium income and has consistently received excellent ratings from the major rating firms based upon the Company's claims paying ability. The Company has $70.1 billion in assets under management and serves more than 10.1 million individuals and their families.


PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Separate Account B was established on January 12, 1970 pursuant to a resolution (as amended) of the Executive Committee of the Board of Directors of the Company. Under Iowa insurance laws and regulations the income, gains or losses, whether or not realized, of Separate Account B are credited to or charged against the assets of Separate Account B without regard to the other income, gains or losses of the Company. Although the assets of Separate Account B, equal to the reserves and other liabilities arising under the contract, will not be charged with any liabilities arising out of any other business conducted by the Company, the reverse is not true. Hence, all obligations arising under the contract, including the promise to make Variable Annuity Payments, are general corporate obligations of the Company.

Separate Account B was registered on July 17, 1970 with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Such registration does not involve supervision by the Commission of the investments or investment policies of Separate Account B.

You may allocate your net premium payments to certain divisions of the Separate Account and/or the Fixed Account. Currently there are eight divisions available to you. Not all divisions are available in all states. A current list of divisions available in your state may be obtained from a sales representative or our home office.

The underlying fund is a mutual fund registered under the Investment Company Act of 1940 as an open-end diversified management investment company. It provides the investment vehicle for the Separate Account. A full description of the Fund, its investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectus (which should be read carefully before investing) and the Statement of Additional Information. Additional copies of these documents are available from a sales representative or our home office.

Each Division invests in shares of a corresponding Account of an underlying mutual fund. The underlying mutual fund is NOT available to the general public directly. The underlying mutual fund is available only to provide investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies. Some of the underlying mutual fund Accounts have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual fund Accounts may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual fund Accounts are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund Account may differ substantially.

Division                 Division Invests In           Investment Advisor                 Investment Objective
Balanced                 Principal Variable Contracts  Invista Capital Management, LLC    to generate a total return consisting of
                         Fund, Inc.                    through a sub-advisory agreement   current income and capital appreciation
                         Balanced Account                                                 while assuming reasonable risks in
                                                                                          furtherance of this objective.

Bond                     Principal Variable Contracts  Principal Management Corporation   to provide as high a level of income as is
                         Fund, Inc.                                                       consistent with preservation of capital
                         Bond Account                                                     and prudent investment risk.

Capital Value            Principal Variable Contracts  Invista Capital Management, LLC    to provide long-term capital appreciation
                         Fund, Inc.                    through a sub-advisory agreement   and secondarily is growth of investment
                         Capital Value Account                                            income. The Account seeks to achieve its
                                                                                          investment objectives through the purchase
                                                                                          primarily of common stocks,but the Account
                                                                                          may invest in other securities.

Government Securities    Principal Variable Contracts  Invista Capital Management, LLC    to seek a high level of current income,
                         Fund, Inc.                    through a sub-advisory agreement   liquidity and safety of principal. The
                         Government Securities Account                                    Account seeks to achieve its objective
                                                                                          through the purchase of obligations issued
                                                                                          or guaranteed by the United States
                                                                                          Government or its agencies, with emphasis
                                                                                          on Government National Mortgage
                                                                                          Association Certificates ("GNMA
                                                                                          Certificates"). Account shares
                                                                                          are not guaranteed by the United States
                                                                                          Government.

Growth                   Principal Variable Contracts  Invista Capital Management, LLC    to seek growth of capital. The Account
                         Fund, Inc.                    through a sub-advisory agreement   seeks to achieve its objective through the
                         Growth Account                                                   purchase primarily of common stocks, but
                                                                                          the Account may invest in other
                                                                                          securities.

International            Principal Variable Contracts  Invista Capital Management, LLC    to seek long-term growth of capital by
                         Fund, Inc.                    through a sub-advisory agreement   investing in a portfolio of equity
                         International Account                                            securities domiciled in any of the nations
                                                                                          of the world.

MidCap                   Principal Variable Contracts  Invista Capital Management, LLC    to achieve capital appreciation by
                         Fund, Inc.                    through a sub-advisory agreement   investing primarily in securities of
MidCap Account                                         emerging and other growth-oriented
companies.

Money Market             Principal Variable Contracts  Principal Management Corporation   to seek as high a level of current income
                         Fund, Inc.                                                       available from short-term securities as is
                         Money Market Account                                             considered consistent with preservation of
                                                                                          principal and maintenance of liquidity by
                                                                                          investing all of its assets in a portfolio
                                                                                          of money market instruments.

Principal  Management  Corporation  (the  "Manager") has executed a sub-advisory agreement with Invista Capital Management LLC. Under that sub-advisory agreement, the sub-advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Account. For these services, the sub-advisor is paid a fee by the Manager.

Accounts:       Balanced,  Capital Value,  Government Securities,  Growth,
                International and MidCap
Sub-Advisor:    Invista  Capital  Management,  LLC  ("Invista"),  an  indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manger was founded in 1985. It manages investments for institutional investors, including Principal
                Life. Assets under management as of December 31, 1999 were approximately $35.3 billion. Invista's address is 1800 Hub
                Tower, 699 Walnut, Des Moines, Iowa 50309.

Each Division purchases shares of an Account at net asset value. In addition, all distributions made by an Account with respect to shares held by Divisions of Separate Account B are reinvested at net asset value in additional shares of the same Account. Contract benefits are provided and charges are made in effect by redeeming Account shares at net asset value. Values under the Contract, both before and after the commencement of Variable Annuity Payments, will increase or decrease to reflect the investment performance of the Accounts and Owners of Benefits assume the risks of such change in values.

The Company is taxed as a life insurance company under the Internal Revenue Code. The operations of Separate Account B are part of the total operations of the Company but are treated separately for accounting and financial statement purposes and are considered separately in computing the Company's tax liability. Separate Account B is not affected by federal income taxes paid by the Company with respect to its other operations, and under existing federal income tax law, investment income and capital gains attributable to Separate Account B are not taxed. The Company reserves the right to charge Separate Account B with, and to create a reserve for, any tax liability which the Company determines may result from maintenance of Separate Account B. To the best of the Company's knowledge, there is no current prospect of any such liability.

DEDUCTIONS UNDER THE CONTRACT

A mortality and expense risks charge is deducted under the contract. There are also deductions from and expenses paid out of the assets of the Accounts. These expenses are described in the Fund's prospectus.

A.   Mortality and Expense Risks Charge

     Variable Annuity Payments will not be affected by adverse mortality experience or by any excess in the actual sales and administrative expenses over the charges provided for in the contract. The Company assumes the risks that (i) Variable Annuity Payments will continue for a longer period than anticipated and (ii) the allowance for administration expenses in the annuity conversion rates will be insufficient to cover the actual costs of administration relating to Variable Annuity Payments. For assuming these risks, the Company, in determining Unit Values and Variable Annuity Payments, makes a charge as of the end of each Valuation Period against the assets of Separate Account B held with respect to the contract. The charge is equivalent to a simple annual rate of .42%. The Company does not believe that it is possible to specifically identify that portion of the .42% deduction applicable to the separate risks involved, but estimates that a reasonable approximate allocation would be .28% for the mortality risks and .14% for the expense risks. The mortality and expense risks charge may be changed by the Company at any time by giving not less than 60-days prior written notice to the Contractholder. However, the charge may not exceed 1.25% on an annual basis, and only one change may be made in any one-year period. If the charge is insufficient to cover the actual costs of the mortality and expense risk assumed, the financial loss will fall on the Company; conversely, if the charge proves more than sufficient, the excess will be a gain to the Company.

OTHER EXPENSES

The Contractholder is obligated to pay additional expenses associated with the acquisition and servicing of the contract in accordance with the terms of a Service and Expense Agreement between the Contractholder and the Company. At the discretion of the Contractholder these expenses may be paid all or in part by the Contractholder or the fees will be deducted from Investment Accounts which correlate to a Plan Participant. If deducted from Investment Accounts, the charges will be allocated among Investment Accounts which correlate to the Plan Participant in proportion to the relative value of such Accounts and will be effected by canceling a number of units in each such Investment Account equal to such Account's proportionate share of the deductions. The expenses which the Contractholder pays, if applicable, include an application fee, transfer fee, contract administration expense, recordkeeping expense, location fee, a Flexible Income Option charge, documentation expense and in some cases a sales charge. As part of the Company's policy of ensuring client satisfaction with the services it provides, the Company may agree to waive the assessment of all or a portion of these expenses or charges (except for the sales charge) in response to any reasonably-based complaint from the Contractholder as to the quality of the services covered by such expenses or charges that the Company is unable to rectify. These expenses are described below:

A.   Application Fee

     A $925 application fee is charged to the Contractholder in the first Contract Year. If a Companion Contract has been issued by the Company to the Contractholder to fund the Plan, the application fee will be assessed to the Companion Contract. The total application fee paid by the
     Contractholder to obtain both contracts will not exceed $925. If the Company has issued an Associated Contract to the Contractholder to fund an employee benefit plan administered by the Company, the application fee for the contract described in this prospectus will be waived by the Company.

B.   Contract Administration Expense

     The Contractholder must also pay a contract administration expense. The contract administration expense is charged quarterly and is equal to one-fourth of the amount derived by adding $650 ($1,000 for custom or outside plans) to the amount calculated by multiplying the Quarter end
     Balance at the end of each Deposit Year Quarter by the Annual Expense percentage below. Quarter end Balance is the total of all Investment Accounts under the contract and other Plan assets not allocated to the contract or an Associated or Companion Contract ("Outside Assets") at the end of each Deposit Year Quarter.

           Over            But Not Over            The Annual Expense Is:
       -----------         -----------        ---------------------------------
       $         0         $   262,500        $1,500 minimum
           262,500           1,000,000        [.0020 x ending balance] + $225
         1,000,000           5,000,000        [.0010 x ending balance] + $1,225
         5,000,000          10,000,000        [.0005 x ending balance] + $3,725
        10,000,000          30,000,000        [.0004 x ending balance] + $4,725
        30,000,000                            [.0003 x ending balance] + $7,725

     Example: Assume a $8,500,000 Quarter-end Balance for a standard plan. The quarterly contract administration charge is $2,156.25 derived as follows: [.0005 x $8,500,000] + $3,725 = $7,975 + $650 = $8,625
              / 4 = $2,156.25.

     The contract administration expense is also charged if all Investment Accounts which correlate to a Plan Participant are canceled during the Deposit Year as a result of a withdrawal. The amount attributable to such Investment Accounts is determined as described above but is pro-rated to the date of cancellation.

     The contract administration expense will be reduced by 10% if the Company has issued an Associated Contract to the Contractholder.

     The contract administration expense for an employer with both a non-qualified plan in the contract offered under this prospectus and a 401(k) Plan in a Flexible Investment Annuity ("FIA") Contract (and which meets our underwriting guidelines) will be calculated based on the quarter end value of the investment accounts under both contracts (plus $750 annually for general creditor non-qualified plans or $1,000 for creditor exempt plans) and the proportionate charge will be allocated to Plan Participants in each contract.

C.   Recordkeeping Expense

     The Contractholder must also pay a recordkeeping expense. The quarterly recordkeeping expense is one-fourth of the charge determined from the table below. The amount of the charge is determined at the end of each quarter based upon the number of Plan Participants, both active and inactive, for whom there are Investment Accounts under the contract at the end of the quarter.

                                          Annual Expense (Benefit Report
       Plan Participants                   Sent to the Contractholder)
       -----------------              -------------------------------------
           1-25                                      $2,250
           26-49                      $34 per Plan Participant   + $  1,366
           50-99                      $31 per Plan Participant   + $  1,516
           100-299                    $28 per Plan Participant   + $  1,816
           300-499                    $23 per Plan Participant   + $  3,316
           500 - 999                  $19 per Plan Participant   + $  5,316
           1,000 - 2,499              $14 per Plan Participant   + $ 10,316
           2,500 - 4,999              $12 per Plan Participant   + $ 15,316
           5,000 and over             $10 per Plan Participant   + $ 25,316

     Example:  Assume 600 Plan  Participants  with Benefit  Reports sent to the
               Contractholder: The expense is $16,716 [600 x $19 = $11,400 + $5,316 = $16,716] / 4 = $4,179. This would be $6.96 per Plan
               Participant, per quarter.

     The recordkeeping expense is increased by $3 per Plan Participant if benefit reports are mailed directly to Plan Participants' homes.

     If, instead of quarterly benefit reports, the Company provides such reports annually, the recordkeeping expense is reduced by 9%. Similarly, if such reports are provided semi-annually, the recordkeeping expense is reduced by 6%. If such reports are provided on a monthly basis, the recordkeeping expense is increased by 24%.

     If  the   Company   performs   more  (or  less)   than  one   401(k)/401(m)
     non-discrimination tests in a Deposit Year, the recordkeeping expense is increase (reduced) by 3% for each additional test performed (or test not performed).

     The recordkeeping expense is increased by 10% if Plan Contributions are not reported in the Company's standard format by modem.

     A charge of $15 is made to the account of plan participants who make investment changes/transfers using paper rather than our toll-free number (1-800-633-1373).

     The recordkeeping expense for an employer with both a non-qualified plan in the contract offered under this prospectus and a 401(k) plan in a FIA contract will be determined at the point in scale reached under the 401(k) plan.

     If the initial Deposit Year is less than twelve months, an adjustment will be made in the amount of the charge so that the full amount of the annual charge per Plan Participant will be assessed during the year.

     If all Investment Accounts attributable to a Plan Participant are canceled during the Deposit Year as a result of a withdrawal, the unassessed portion of the full annual charge attributable to the Plan Participant will be charged.

     If the Company provides recordkeeping services for Plan assets not allocated to the contract or an Associated or Companion Contract ("Outside Assets"), the Contractholder must pay an Outside Asset recordkeeping expense. The annual charge is calculated based upon the following table.

      Number of Plan Participants                       Outside Asset
         with Outside Accounts                      Annual Recordkeeping
          During the Quarter                               Expense
      ---------------------------            ---------------------------------
             1-25                            $1,000  minimum
             26-49                           $15.30  per member   + $614.70
             50-99                           $13.95  per member   + $682.20
             100-299                         $12.60  per member   + $817.20
             300-499                         $10.35  per member   + $1,492.20
             500-999                         $8.55   per member   + $2,392.20
             1000-2499                       $6.30   per member   + $4,642.20
             2500-4999                       $5.40   per member   + $6,892.20
             5000 and over                   $4.50   per member   + $11,392.20

     The charge calculated in accordance with the above table will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services. One-fourth of the annual Outside Asset Recordkeeping Charge will be billed on a quarterly basis. This charge does not apply if the Outside Assets which correlate to the Plan Participant consist solely of shares of mutual funds for which a subsidiary of the Company serves as investment adviser.

     The Contractholder may elect to have the recordkeeping expense attributable to investments in this contract which correlate to inactive Plan Participants deducted from the Investment Account Values of such Plan Participants. The portion of the charge attributable to a Plan Participant will be allocated to his or her Investment Account in proportion to their relative value.

D.   Location Fee

     Contractholders may request the Company to provide services to groups of employees at multiple locations. If the Company agrees to provide such services, the Contractholder will be charged $150 on a quarterly basis for each additional employee group or location.

E.   Flexible Income Option Charge

     An additional charge of $25 annually will be made for any Plan Participant receiving benefits under the Flexible Income Option. The charge is added to the portion of the recordkeeping expense attributable to such Plan Participants. If a Plan Participant is receiving benefits under the Flexible Income Option from a Companion Contract to which a Flexible Income Option Charge applies, the charge will not apply to the contract described in this Prospectus.

F.   Documentation Expense

     The Company provides a sample Plan document and summary plan descriptions to the Contractholder. The Contractholder will pay $125 if the Contractholder uses a Principal Standard Plan. If the Company provides a sample custom-written Plan, the Contractholder will pay $700 for the initial Plan or for any restatement thereof, $300 for any amendments thereto, and $500 for standard summary plan description booklets. If the Contractholder adopts a Plan other than one provided by the Company, a $900 charge will be made for summary plan description booklets requested by the Contractholder, if any.

G.   Compensation to Sales Representative

     A charge will be paid by the Contractholder according to one of the following schedules:

                                   Schedule A
                   -------------------------------------------
                      Amount of Plan       Amount Payable as a
                       Contributions         Percent of Plan
                   in Each Deposit Year       Contributions
                   ---------------------   -------------------
                   The first  $    5,000         4.50%
                   The next        5,000         3.00
                   The next        5,000         1.70
                   The next       35,000         1.40
                   The next       50,000         0.90
                   The next      400,000         0.60
                   Excess over   500,000         0.25


                                  Schedule B
                   -------------------------------------------
                       Amount of Plan      Amount Payable as
                        Contributions       Percent of Plan
                    In Each Deposit Year     Contributions
                   ---------------------   -------------------
                   The first$     50,000         3.00%
                   The next       50,000         2.00
                   The next      400,000         1.00
                   The  next   2,500,000         0.50
                   Excess over 3,000,000         0.25


     The applicable sales charge will be determined by the Company. The sales charge described in Schedule B will apply for certain salary deferral Plans. The sales charge described in Schedule A will apply if the Plan is not a salary deferral Plan or if the Plan is a salary deferral Plan subject to reduced sales expenses. The Contractholder will be notified of the applicable sales charge prior to the issuance of the Contract. Contributions made by the Contractholder to the contract described in this prospectus, a Companion Contract or any Associated Contract will be combined for purposes of applying the above sales charge schedules.

     The Company will not charge a sales charge to Contractholders who acquire the contract either: (1) directly from the Company upon a recommendation of an independent pension consultant who charges a fee for its pension consulting services and who receives no remuneration from the Company in association with the sale of the contract; or (2) through registered representatives of the Principal Underwriter who are also Group Insurance Representative employees of the Company.

H.   Special Services

     If requested by the Contractholder, the Company may provide special services not provided as part of the contract administration and recordkeeping services. The Company will charge the Contractholder the cost of providing such services.

SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY

It is not anticipated that any divisible surplus will ever be distributable to the contract in the future because the contract is not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Investment Accounts in the form of additional units.

THE CONTRACT

The contract will normally be issued to an Employer or association or a trust established for the benefit of Plan Participants and their beneficiaries. The Company will issue a pre-retirement certificate describing the benefits under the contract to Plan Participants who reside in a state that requires the issuance of such certificates. The initial Contribution which correlates to a Plan Participant will be invested in the Division or Divisions that are chosen as of the end of the Valuation Period in which such Contribution is received by the Company at its home office in Des Moines, Iowa. If the allocation instructions are late, or not completed, the Company will invest such unallocated Contributions in the Money Market Division on the date such Contributions are received. Subsequently, the Company will transfer all or a portion of such Contributions as of the date complete allocation instructions are received by the Company in accordance with the allocation specified therein. After complete allocation instructions have been received by the Company, all current and future Contributions will be allocated to the chosen Divisions as of the end of the Valuation period in which such Contributions are received. If complete allocation instructions are not received by the Company within 105 days after the initial Contributions are allocated to the Money Market Division, the Company will remit the Contributions plus any earnings thereon to the Contractholder. The Contractholder may limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions as described above and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments.

A.   Contract Values and Accounting Before Annuity Commencement Date

     1.   Investment Accounts

         An Investment Account or Accounts correlating to a Plan Participant will be established for each type of Contribution and for each Division of Separate Account B in which such Contribution is invested.

         Investment Accounts will be maintained until the Investment Account Values are either (a) applied to effect Variable Annuity benefits, (b) paid to the Owner of Benefits or the beneficiary, (c) transferred in accordance with the provisions of the contract or (d) cancelled to pay the recordkeeping expenses for a Plan Participant where Termination of Employment, retirement or death has occurred or for an alternate payee under a Qualified Domestic Relations Order.

         Each Contribution will be allocated to the Division or Divisions designated by the Notification on file with the Company and will result in a credit of units to the appropriate Investment Account. The number of units so credited will be determined by dividing the portion of the Contributions allocated to the Division by the Unit Value for such Division for the Valuation Period within which the Contribution was received by the Company at its home office in Des Moines, Iowa.

     2.  Unit Value

         The Unit Value for a Contract which participates in a Division of Separate Account B determines the value of an Investment Account consisting of contributions allocated to that Division. The Unit Value for each Division for the contract is determined on each day on which the net asset value of its underlying Account is determined. The Unit Value for a Valuation Period is determined as of the end of that period. The investment performance of the underlying Account and deducted expenses affect the Unit Value.

         For this series of contracts, the Unit Value for each Division will be fixed at $1.00 for the Valuation Period in which the first amount of money is credited to the Division. A Division's Unit Value for any later Valuation Period is equal to its Unit Value for the immediately preceding Valuation Period multiplied by the Net Investment Factor (see below) for that Division for this series of contracts for the later Valuation Period.

     3.  Net Investment Factor

         Each Net Investment Factor is the quantitative measure of the investment performance of each Division of Separate Account B.

         For any specified Valuation Period the Net Investment Factor for a Division for this series of contracts is equal to

         (a) the quotient obtained by dividing (i) the net asset value of a share of the underlying Account as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the Account during the Valuation Period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the Account as of the end of the immediately preceding Valuation Period, reduced by

         (b) a mortality and expense risks charge, equal to a simple interest rate for the number of days within the Valuation Period at an annual rate of 0.42%.

         The amounts  derived from applying the rate  specified in  subparagraph
         (b) above and the amount of any taxes referred to in subparagraph (a) above will be accrued daily and will be transferred from Separate Account B at the discretion of the Company.

     4. Hypothetical Example of Calculation of Unit Value for All Divisions Except the Money Market Division

         The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $14.8000; that there were no dividends or other distributions made by the Account and no adjustment for taxes since the last determination; that the net asset value of an Account share last determined was $14.7800; that the last Unit Value was $1.0185363; and that the Valuation Period was one day. To determine the current Net Investment Factor, divide $14.8000 by $14.7800 which produces 1.0013532 and deduct from this amount the mortality and expense risks charge of 0.0000090, which is the rate for one day that is equivalent to a simple annual rate of 0.33%. The result, 1.0013442, is the current Net Investment Factor. The last Unit Value ($1.0185363) is then multiplied by the current Net Investment Factor (1.0013442) which produces a current Unit Value of $1.0199054.

     5. Hypothetical Example of Calculation of Unit Value for the Money Market Division

         The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $1.0000; that a dividend of .0328767 cents per share was declared by the Account prior to calculation of the net asset value of the Account share and that no other distributions and no adjustment for taxes were made since the last determination; that the net asset value of an Account share last determined was $1.0000; that the last Unit Value was $1.0162734; and that the Valuation Period was one day.

         To determine the current Net Investment Factor, add the current net asset value ($1.0000) to the amount of the dividend ($.000328767) and divide by the last net asset value ($1.0000), which when rounded to seven places equals 1.0003288. Deduct from this amount the mortality and expense risks charge of .0000090 (the proportionate rate for one day based on a simple annual rate of 0.33%). The result (1.0003198) is the current Net Investment Factor. The last Unit Value ($1.0162734) is then multiplied by the current Net Investment Factor (1.0003198), resulting in a current Unit Value of $1.0165984.

B.   Income Benefits

     Income Benefits consist of either monthly Variable Annuity Payments or periodic payments made on a monthly, quarterly, semi-annual or annual basis pursuant to the Flexible Income Option.

     1.  Variable Annuity Payments

         The amount applied to provide Variable Annuity Payments must be at least $1,750. Variable Annuity Payments will be provided by the Investment Accounts which correlate to the Plan Participant held under the Capital Value Division. Thus, if the Owner of Benefits elects Variable Annuity Payments, any amounts that are to be used to provide Variable Annuity Payments will be transferred to Investment Accounts held under the Capital Value Division as of the last Valuation Date in the month which begins two months before the Annuity Commencement Date. After any such transfer, the value of the Capital Value Division Investment Accounts will be applied on the Annuity Purchase Date to provide Variable Annuity Payments. The Annuity Commencement Date, which will be one month following the Annuity Purchase Date, will be the first day of a month. Thus, if the Annuity Commencement Date is August 1, the Annuity Purchase Date will be July 1, and the date of any transfers to a Capital Value Division Investment Account will be the Valuation Date immediately preceding July 1.

         The  Annuity  Commencement  Date must be no later  than April 1 of  the
         calendar   year   following   the  calendar  year  in  which  the  Plan
         Participant attains age 70 1/2. See "Federal Tax Status."

         a.   Selecting a Variable Annuity

              Variable Annuity Payments will be made to an Owner of Benefits beginning on the Annuity Commencement Date and continuing thereafter on the first day of each month. An Owner of Benefits may select an Annuity Commencement Date by Notification to the Company. The date selected may be the first day of any month the Plan allows which is at least one month after the Notification. Generally, the Annuity Commencement Date cannot begin before the Plan Participant is age 59 1/2, separated from service, or is totally disabled. See "Federal Tax Status" for a discussion of required distributions and the federal income tax consequences of distributions.

              At any time not less than one month preceding the desired Annuity Commencement Date, an Owner of Benefits may, by Notification, select one of the annuity options described below (see "Forms of Variable Annuities"). If no annuity option has been selected at least one month before the Annuity Commencement Date, and if the Plan does not provide one, payments which correlate to an unmarried Plan Participant will be made under the annuity option providing Variable Life Annuity with Monthly Payments Certain for Ten Years. Payments to a married Plan Participant will be made under the annuity option providing a Variable Life Annuity with One-Half Survivorship.

         b.   Forms of Variable Annuities

              Because of certain restrictions contained in the Internal Revenue Code and regulations thereunder, an annuity option is not available under a contract used to fund a TDA Plan, PEDC Plan or 401(a) Plan unless (i) the joint or contingent annuitant is the Plan Participant's spouse or (ii) on the Plan Participant's Annuity Commencement Date, the present value of the amount to be paid while the Plan Participant is living is greater than 50% of the present value of the total benefit to the Plan Participant and the Plan Participant's beneficiary (or contingent annuitant, if applicable).

              An Owner of Benefits may elect to have Investment Account Values applied under one of the following annuity options. However, if the monthly Variable Annuity Payment would be less than $20, the Company may, at its sole option, pay the Investment Account Values in full settlement of all benefits otherwise available.

              Variable Life Annuity with Monthly Payments Certain for Zero, Five, Ten, Fifteen or Twenty Years or Installment Refund Period -- a Variable Annuity which provides monthly payments during the Plan Participant's lifetime, and further provides that if, at the death of the Plan Participant, monthly payments have been made for less than a minimum period, e.g. five years, any remaining payments for the balance of such period shall be paid to the Owner of Benefits, if the Owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)

              The  minimum  period may be either  zero,  five,  ten,  fifteen or twenty years or the period (called "installment refund period") consisting of the number of months determined by dividing the amount applied under the option by the initial payment. If, for example, $14,400 is applied under a life option with an installment refund period, and if the first monthly payment provided by that amount, as determined from the applicable annuity conversion rates, would be $100, the minimum period would be 144 months ($14,400 divided by $100 per month) or 12 years. A variable life annuity with an installment refund period guarantees a minimum number of payments, but not the amount of any monthly payment or the amount of aggregate monthly payments. The longer the minimum period selected, the smaller will be the amount of the first annuity payment.

              Under the Variable Life Annuity with Zero Years Certain, which provides monthly payments to the Owner of Benefits during the Plan Participant's lifetime, it would be possible for the Owner of Benefits to receive no annuity payments if the Plan Participant died prior to the due date of the first payment since payment is made only during the lifetime of the Plan Participant.

              Joint and Survivor Variable Life Annuity with Monthly Payments Certain for Ten Years -- a Variable Annuity which provides monthly payments for a minimum period of ten years and thereafter during the joint lifetimes of the Plan Participant on whose life the annuity is based and the contingent annuitant named at the time this option is elected, and continuing after the death of either of them for the amount that would have been payable while both were living during the remaining lifetime of the survivor. In the event the Plan Participant and the contingent annuitant do not survive beyond the minimum ten year period, any remaining payments for the balance of such period will be paid to the Owner of Benefits, if the owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)

              Joint and Two-Thirds Survivor Variable Life Annuity -- a variable annuity which provides monthly payments during the joint lives of a Plan Participant and the person designated as contingent annuitant with two-thirds of the amount that would have been payable while both were living continuing until the death of the survivor.

              Variable Life Annuity with One-Half Survivorship -- a variable annuity which provides monthly payments during the life of the Plan Participant with one-half of the amount otherwise payable continuing so long as the contingent annuitant lives.

              Under the Joint and Two-thirds Survivor Variable Life Annuity and under the Variable Life Annuity with One-Half Survivorship, it would be possible for the Owner of Benefits and/or contingent annuitant to receive no annuity payments if the Plan Participant and contingent annuitant both died prior to the due date of the first payment since payment is made only during their lifetimes.

              Other Options -- Other Variable Annuity options permitted under the applicable Plan may be arranged by mutual agreement of the Owner of Benefits and the Company.

         c.   Basis of Annuity Conversion Rates

              Because women as a class live longer than men, it has been common that retirement annuities of equal cost for women and men of the same age will provide women less periodic income at retirement. The Supreme Court of the United States ruled in Arizona Governing Committee vs. Norris that sex distinct annuity tables under an employer-sponsored benefit plan result in discrimination that is prohibited by Title VII of the Federal Civil Rights Act of 1964. The Court further ruled that sex distinct annuity tables will be deemed discriminatory only when used with values accumulated from employer contributions made after August 1, 1983, the date of the ruling.

              Title VII applies only to employers with 15 or more employees. However, certain State Fair Employment Laws and Equal Payment Laws may apply to employers with less than 15 employees.

              The contract described in this Prospectus offers both sex distinct and sex neutral annuity conversion rates. The annuity rates are used to convert a Plan Participant's pre-retirement Investment Account Values to a monthly lifetime income at retirement. Usage of either sex distinct or sex neutral annuity rates will be determined by the Contractholder.

              For each form of variable annuity, the annuity conversion rates determine how much the first monthly Variable Annuity Payment will be for each $1,000 of the Investment Account Value applied to effect the variable annuity. The conversion rates vary with the form of annuity, date of birth, and, if sex distinct rates are used, the sex of the Plan Participant and the contingent annuitant, if any. The sex neutral guaranteed annuity conversion rates are based upon (i) an interest rate of 2.5% per annum and
              (ii) mortality according to the "1983 Table a for Individual Annuity Valuation" projected with Scale G to the year 2001, set back five years in age. The sex distinct female rates are determined for all Plan Participants in the same way as neutral rates, as described above. The sex distinct male rates are determined for all Plan Participants in the same way as sex neutral rates, as described above, except mortality is not set back five years in age. The guaranteed annuity conversion rates may be changed, but no change which would be less favorable to the Owner of Benefits will take effect for a current Plan Participant.

              The contract provides that an interest rate of not less than 2.5% per annum will represent the assumed investment return. Currently the assumed investment return used in determining the amount of the first monthly payment is 4% per annum. This rate may be increased or decreased by the Company in the future but in no event will it be less than 2.5% per annum. If, under the contract, the actual investment return (as measured by an Annuity Change Factor, defined below) should always equal the assumed investment return, Variable Annuity Payments would remain level. If the actual investment return should always exceed the assumed investment return, Variable Annuity Payments would increase; conversely, if it should always be less than the assumed investment return, Variable Annuity Payments would decrease.

              The current 4% assumed investment return is higher than the 2.5% interest rate reflected in the annuity conversion rates contained in the contract. With a 4% assumption, Variable Annuity Payments will commence at a higher level, will increase less rapidly when actual investment return exceeds 4%, and will decrease more rapidly when actual investment return is less than 4%, than would occur with a lower assumption.

         d.   Determining the Amount of the First Variable Annuity Payment

              The initial amount of monthly annuity income shall be based on the option selected, the age of the Plan Participant and contingent annuitant, if any, and the Investment Account Values applied as of the Annuity Purchase Date. The initial monthly income payment will be determined on the basis of the annuity conversion rates applicable on such date to such conversions under all contracts of this class issued by the Company. However, the basis for the annuity conversion rates will not produce payments less beneficial to the Owner of Benefits than the annuity conversion rate basis described above.

         e. Determining the Amount of the Second and Subsequent Monthly Variable Annuity Payments

              The second and subsequent monthly Variable Annuity Payments will increase or decrease in response to the investment experience of the Account underlying the Capital Value Division. The amount of each payment will be determined by multiplying the amount of the monthly Variable Annuity Payment due in the immediately preceding calendar month by the Annuity Change Factor for the Capital Value Division for the Contract for the calendar month in which the Variable Annuity Payment is due.

              Each Annuity Change Factor for the Capital Value Division for a calendar month is the quotient of (1) divided by (2), below:

              (1) The number which results from dividing (a) the Contract's Unit
                  Value for the Capital Value Division for the first Valuation Date in the calendar month beginning one month before the given calendar month by (b) the Contract's Unit Value for such Division for the first Valuation Date in the calendar month beginning two months before the given calendar month.

              (2) An amount equal to one plus the  effective  interest  rate for the number of days between the two Valuation Dates specified in subparagraph (1) above at the interest rate assumed to determine the initial payment of variable benefits to the Owner of Benefits.

         f.   Hypothetical Example of Calculation of Variable Annuity Payments

              Assume that on the date one month before the Annuity Commencement Date the Investment Account Value that is invested in the Capital Value Division which correlates to a Plan Participant is $37,592. Using the appropriate annuity conversion factor (assuming $5.88 per $1,000 applied) the Investment Account Value provides a first monthly Variable Annuity Payment of $221.04. To determine the amount of the second monthly payment assume that the Capital Value Division Unit Value as of the first Valuation Date in the preceding calendar month was $1.3712044 and the Unit Value as of the first Valuation Date in the second preceding calendar month was $1.3273110. The Annuity Change Factor is determined by dividing $1.3712044 by $1.3273110, which equals 1.0330694, and dividing the result by an amount corresponding to the amount of one increased by an assumed investment return of 4% (which for a thirty day period is 1.0032288). 1.0330694 divided by 1.0032288 results in an Annuity Change Factor for the month of 1.0297446. Applying this factor to the amount of Variable Annuity Payment for the previous month results in a current monthly payment of $227.61 ($221.04 multiplied by 1.0297446 equals $227.61).

     2.  Flexible Income Option

         Instead of Variable Annuity Payments an Owner of Benefits may choose to receive Income Benefits under the Flexible Income Option. Unlike Variable Annuity Payments, payments under the Flexible Income Option may be made from any Division of the Separate Account. Under the Flexible Income Option, the Company will pay to the Owner of Benefits a portion of the Investment Accounts on a monthly, quarterly, semi-annual or annual basis on the date or dates requested each Year and continuing for a period not to exceed the life or life expectancy of the Plan
         Participant, or the joint lives or life expectancy of such Plan Participant and the contingent annuitant, if the contingent annuitant is the Plan Participant's spouse. If the Notification does not specify from which Investment Accounts payments are to be made, amounts will be withdrawn on a pro rata basis from all Investment Accounts which correlate to the Plan Participant. Payments will end, however, on the date no amounts remain in such Accounts or the date such Accounts are paid or applied in full as described below. Payments will be subject to the following:

         a. The life expectancy of the Plan Participant and the Plan Participant's spouse, if applicable, will be determined in accordance with the life expectancy tables contained in Internal Revenue Regulation Section 1.72-9. Life expectancy will be determined as of the date on which the first payment is made. Life expectancy will be redetermined annually thereafter.

         b. Payments may begin any time after the Flexible Income Option is requested. Payments must begin no later than the latest date permitted or required by the Plan or regulation to be the Owner of Benefit's Annuity Commencement Date.

         c. Payments will be made annually, semiannually, quarterly, or monthly as requested by the Owner of Benefits and agreed to by the Company. The annual amount payable will be the lesser of the Aggregate Investment Account Values which correlate to the Plan Participant or the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code.

         d. If the Plan Participant should die before the Aggregate Investment Account Value has been paid or applied in full, the remaining Investment Account Values will be treated as benefits payable at death as described in this Prospectus.

         e. Year for purposes of determining payments under the Flexible Income Option means the twelve month period starting on the installment payment starting date and each corresponding twelve month period thereafter.

         An Owner of Benefits may request a payment in excess of the minimum described above. Such payment may be equal to all or any portion of the Investment Accounts which correlate to the Plan Participant; provided, however, that if the requested payment would reduce the total value of such accounts to a total balance of less than $1,750 then such request will be a request for the total of such Investment Accounts.

         The Owner of Benefits may request termination of the Flexible Income Payments by giving the Company Notification (i) requesting an excess payment equal to the remaining balance of the Aggregate Investment Account Values which correlate to a Plan Participant, (ii) requesting that the remaining balance of the Aggregate Investment Account Values be applied to provide Variable Annuity Payments or (iii) a combination of (i) and (ii), as long as the amount applied to provide an annuity is at least $1,750. The Company will make such excess payment on the later of (i) the date requested, or (ii) the date seven (7) calendar days after the Company receives the Notification. The Annuity Commencement Date for amounts so applied will be one month after the Annuity Purchase Date. The Annuity Purchase Date for amounts so applied will be the first Valuation Date in the month following the Company's receipt of the Notification or the first Valuation Date of such subsequent month as requested.

         An additional annual charge of $25.00 will be made if an Owner of Benefits elects to receive benefits under the Flexible Income Option. The charge attributable to a Plan Participant will be allocated to his or her Investment Account in proportion to their relative values.

C.   Payment on Death of Plan Participant

     1.  Prior to Annuity Purchase Date

         If a Plan Participant dies prior to the Annuity Purchase Date, the Company, upon receipt of due proof of death and any waiver or consent required by applicable state law, will pay the death benefit in accordance with the provisions of the Plan. The amount of the death benefit is determined by the terms of the Plan. The Owner of Benefits may elect to either (1) leave the assets in the contract to the extent permitted by applicable law; (2) receive such value as a single sum benefit; or (3) apply the Investment Account Values which correlate to the Plan Participant to purchase Variable Annuity Payments for the beneficiary if the aggregate value of such Investment Accounts is at least $1,750. If the beneficiary does not provide Notification to the Company within 120 days of the date the Company receives due proof of death, (i.e. a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by a medical doctor who attended the deceased during his last illness.), the beneficiary will be deemed a Plan Participant under the contract described in the Prospectus.

         A beneficiary  may elect to have all or a part of the amount  available under this contract transferred to any Companion Contract. Alternatively, this contract may accept all or part of the amount available under a Companion Contract to establish an Investment Account or Accounts for a beneficiary under this contract. If the aggregate value of such Investment Accounts is less than $1,750, the Company may at its option pay the beneficiary the value of such accounts in lieu of all other benefits.

         An election to receive Variable Annuity Payments must be made prior to the single sum payment to the beneficiary. Annuity income must be payable as lifetime annuity income with no benefits beyond the beneficiary's life or life expectancy. In addition, the amount of the monthly Variable Annuity Payments must be at least $20, or the Company may at its option pay the beneficiary the value of the Variable Annuity Reserves in lieu of all other benefits. The beneficiary's Annuity Purchase Date will be the first day of the calendar month specified in the election, but in no event prior to the first day of the calendar month following the date the Notification is received by the Company. The amount to be applied will be determined as of the Annuity Purchase Date. The beneficiary's Annuity Commencement Date will be the first day of the calendar month following the Annuity Purchase Date. The beneficiary must be a natural person in order to elect Variable Annuity Payments. The election must be in writing. The annuity conversion rates applicable to a beneficiary shall be the annuity conversion rates the Company makes available to all beneficiaries under this contract. The beneficiary will receive a written description of the options available.

      2. Subsequent to Annuity Purchase Date

         Upon the death of a Plan Participant subsequent to the Annuity Purchase Date, no benefits will be available except as may be provided under the form of annuity selected. If provided for under the form of annuity, the Owner of Benefits or beneficiary will continue receiving any remaining payments unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum.

D.   Withdrawals and Transfers

     1.  Cash Withdrawals

         The contract is designed for and intended to be used to fund retirement Plans. However, subject to any Plan limitations, any restrictions imposed by provisions of the Internal Revenue Code or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts which correlate to a Plan Participant at any time prior to the Annuity Purchase Date. The Internal Revenue Code generally provides that distributions from the contracts (except those used to fund Creditor Exempt or General Creditor Non-qualified Plans) may begin only after the Plan Participant attains age 59 1/2, terminates employment, dies or becomes disabled, or in the case of deemed hardship (or, for PEDC Plans, unforeseen emergencies). Withdrawals before age 59 1/2 may involve an income tax penalty. See "Federal Tax Status."

         The procedure with respect to cash withdrawals is as follows:

         (a) The Plan must allow for such withdrawal.

         (b) The Company must receive a Notification requesting a cash withdrawal from the Owner of Benefits on a form either furnished or approved by the Company. The Notification must specify the amount to be withdrawn for each Investment Account from which withdrawals are to be made. If no specification is made, withdrawals from Investment Accounts will be made on a pro rata basis.

         (c) If a certificate has been issued to the Owner of Benefits the Company may require that any requests be accompanied by such certificate.

         (d) If the Aggregate Investment Account Values are insufficient to satisfy the amount of the requested withdrawal and applicable charges, if any, the amount paid will be reduced to satisfy such charges.

         Any cash withdrawal will result in the cancellation of a number of units from each Investment Account from which values have been withdrawn. The number of units cancelled from an Investment Account will be equal to the amount withdrawn from that Account divided by the Unit Value for the Division of Separate Account B in which the Account is invested for the Valuation Period in which the cancellation is effective.

         (Special Note: Under the Texas Education Code, Plan Participants under contracts issued in connection with Optional Retirement Programs for certain employees of Texas institutions of higher education are prohibited from making withdrawals except in the event of termination of employment, retirement or death of the Plan Participant. Also, see "Federal Tax Status" for a description of further withdrawal restrictions.)

     2.  Transfers Between Divisions

         Upon Notification, all or a portion of the value of a Investment Account which correlates to a Plan Participant may be transferred to another available Investment Account correlating to such Plan Participant for the same type of Contribution.
         Transfers may be made at any time before the Annuity Purchase Date.

         A transfer will be effective as of the end of the Valuation Period in which the request is received. Any amount transferred will result in the cancellation of units in the Investment Account from which the transfer is made. The number of units cancelled will be equal to the amount transferred from that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective. The transferred amount will result in the crediting of units in the Investment Account to which the transfer is made. The number of units credited will be equal to the amount transferred to that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective.

     3.  Transfers to the Contract

         If a Companion Contract has been issued by the Company to fund the Plan, and except as otherwise provided by the applicable Plan, the contract described in this Prospectus may accept all or a portion of the proceeds available under the Companion Contract at any time at least one month before Annuity Commencement Date, subject to the terms of the Companion Contract.

      4. Transfers to a Companion Contract

         If a Companion Contract has been issued by the Company to fund the Plan, except as otherwise provided by the applicable Plan and the provisions of the Companion Contract, an Owner of Benefits may by Notification transfer all or a portion of the Investment Account Values which correlate to a Plan Participant to the Companion Contract. If the Notification does not state otherwise, amounts will be transferred on a pro rata basis from the Investment Accounts which correlate to the Plan Participant. Transfers with respect to a Plan Participant from this contract to the Companion Contract will not be permitted if this contract has accepted, within the six-month period preceding the proposed transfer from this contract to the Companion Contract, a transfer from an unmatured Investment Account which correlates to the Plan Participant established under the Companion Contract. An unmatured Investment Account is an Investment Account which has not reached the end of its interest guarantee period. In all other respects, such transfers are subject to the same provisions regarding frequency of transfer, effective date of transfer and cancellation of units as described above in "Transfers Between Divisions."

     5.  Special Situation Involving Alternate Funding Agents

         The contract allows the Investment Account Values of all Plan Participants to be transferred to an alternate Funding Agent with or without the consent of the Plan Participants. Transfers to an alternate Funding Agent require Notification from the Contractholder. The amount to be transferred will be equal to the Investment Account Values determined as of the end of the Valuation Period in which the Notification is received. Such transfers will be subject to the contract administration expense and recordkeeping expense.

     6.  Postponement of Cash Withdrawal or Transfer

         Any cash withdrawal or transfer to be made from the contract or between Investment Accounts in accordance with the preceding paragraphs will be made (i) within seven calendar days after Notification for such payment or transfer is received by the Company at its Home Office or (ii) on the requested date of payment or transfer, if later. However, such withdrawal or transfer may be deferred during any period when the right to redeem Account shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Account of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Account fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders. If any deferment of transfer or withdrawal is in effect and has not been cancelled by Notification to the Company within the period of deferment, the amount to be transferred or withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and transfer or withdrawal will be made within seven calendar days thereafter. The Company will notify the Contractholder of any deferment exceeding 30 days.

     7.  Loans.

         The Company will not make available a loan option for the contract described in this Prospectus.

E.   Other Contractual Provisions

     1.  Contribution Limits

         The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account which correlates to a Plan Participant. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.

     2.  Assignment

         No benefits in the course of payment under a contract used to fund a TDA Plan, 401(a) Plan or Creditor-Exempt Non-Qualified Plan are assignable, by any Owner of Benefits, Plan Participant, beneficiary or contingent annuitant and all such benefits under such contracts, shall be exempt from the claims of creditors to the maximum extent permitted by law. Benefits in the course of payment for contracts used to fund PEDC plans and General Creditor Non-Qualified Plans are assignable only by the Contractholder and such benefits are subject to the claims of the Contractholder's general creditors.

         Investment Account Values which correlate to a Plan Participant are non-forfeitable by the Owner of Benefits; provided, however, if the Plan specifically so provides, Investment Account Values which correlate to a Plan Participant shall be reduced to the extent required by the vesting provisions of the Plan as of the date the Company receives Notification of the event requiring the reduction.

     3.  Cessation of Contributions

         A cessation of Contributions with respect to all Plan Participants shall occur at the election of the Contractholder upon Notification to the Company, on the date the Plan terminates or on the date no Investment Account Values remain under the contract or at the election of the Company upon 60-days notice to the Contractholder. Following a cessation of Contributions all terms of the contract will continue to apply except that no further Contributions may be made.

      4. Substitution of Securities

         If shares of an Account are not available at some time in the future, or if in the judgment of the Company further investment in such shares would no longer be appropriate, there may be substituted therefor, or Contributions received after a date specified by the Company may be applied to purchase (i) shares of another account or another registered open-end investment company or (ii) securities or other property as the Company should in its discretion select. In the event of any investment pursuant to clause (ii) above, the Company can make such changes as in its judgment are necessary or appropriate in the frequency and methods of determination of Unit Values, Net Investment Factors, Annuity Change Factors, and Investment Account Values, including any changes in the foregoing which will provide for the payment of an investment advisory fee; provided, however, that any such changes shall be made only after approval by the Insurance Department of the State of Iowa. The Company will give written notice to each Owner of Benefits of any substitution or such change and any substitution will be subject to the rules and regulations of the Securities and Exchange Commission.

      5. Changes in the Contract

         The terms of a contract may be changed at any time by written agreement between the Company and the Contractholder without the consent of any Plan Participant, Owner of Benefits, beneficiary, or contingent annuitant. However, except as required by law or regulation, no such change shall apply to variable annuities which were in the course of payment prior to the effective date of the change. The Company will notify any Contractholder affected by any change under this paragraph.

         The Company may unilaterally change the Contract at any time, including retroactive changes, in order to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. The Company may add Divisions to Separate Account B at any time. In addition, the Company may, on 60-days prior notice to the Contractholder, unilaterally change the basis for determining Investment Account Values, the Net Investment Factor, the Annuity Purchase Rates and the Annuity Change Factor; the guaranteed annuity conversion rates; the Recordkeeping Expense and Contract Administration Charge; and the provisions with respect to transfers to or from a Companion Contract or between Investment Accounts.

         However, no amendment or change will apply to annuities in the course of payment except to the extent necessary to meet the requirements of any law or regulation issued by a governmental agency to which the Company is subject. In addition, no change in the guaranteed annuity conversion rates will take effect for a current Plan Participant if the effect of such amendment or change would be less favorable to the Owner of Benefits. Also, any change in the contract administration expense or recordkeeping expense will not take affect as to any Investment Accounts to be transferred to an Alternate Funding Agent if, prior to the date of the amendment or change is to take affect, the Company receives a written request from the Contractholder for payment of all such Investment Account Values to the Alternate Funding Agent and such request is not revoked.

         Furthermore, the Company may, on 60-days notice to the Contractholder affected by the change, unilaterally change the mortality and expense risks charge provided that (a) the charge shall in no event exceed 1.25%, (b) the charge shall not be changed more frequently than once in any one year period and (c) no change shall apply to annuities which were in the course of payment prior to the effective date of the change.

STATEMENT OF VALUES

The Company will furnish each Owner of Benefits at least once during each year a statement showing the number of units credited to the Investment Account or Accounts which correlate to the Plan Participant, Unit Values for such Investment Accounts and the resulting Investment Account Values.

SERVICES AVAILABLE BY TELEPHONE

Telephone Transactions The following transactions may be exercised by telephone by any Owner of Benefits: 1) transfers between Investment Accounts; and 2) changes in Contribution allocation percentages. The telephone transactions may be exercised by telephoning 1-800-633-1373. Telephone transfer requests must be received by the close of the New York Stock Exchange on a day when the Company is open for business to be effective that day. Requests made after that time or on a day when the Company is not open for business will be effective the next business day.

Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The Owner of Benefits bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the Owner of Benefits' address of record. Owners of Benefits may obtain additional information and assistance by telephoning the toll free number.

TeleTouch(R) By calling TeleTouch at 1-800-547-7754 and inputting their personal identification number, Plan Participants may access daily account and investment information, counselor assistance and more. This service is available Sunday through Friday from 2 a.m.
to midnight (CT) and Saturday from 2 a.m. to 9 p.m.

Principal Retirement Service Center sm By visiting our internet site at www.principal.com and inputting your personal identification number, you can access a variety of information including investment account values, investment results and retirement planning tools. Plan Participants may also change investment directions, transfer money and rebalance their portfolios.


DISTRIBUTION OF THE CONTRACT

The contract, which is continuously offered, will be sold primarily by persons who are insurance agents of or brokers for the Company authorized by applicable law to sell life and other forms of personal insurance and variable annuities. In addition, these persons will usually be registered representatives of Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa, 50392-0200, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Princor Financial Services Corporation, the principal underwriter, is paid for the distribution of the Contract in accordance with two separate schedules one of which provides for payment of 4.5% of Contributions scaling down for Contributions in excess of $5,000 and one which provides for payments of 3.0% of Contributions scaling down for Contributions in excess of $50,000. The Contract may also be sold through other selected broker-dealers registered under the Securities Exchange Act of 1934. Princor Financial Services Corporation is also the principal underwriter for various registered investment companies organized by the Company. Princor Financial Services Corporation is a subsidiary of Principal Financial Services, Inc.

PERFORMANCE  CALCULATION

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, the Divisions invest in Accounts of the Principal Variable Contract Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds") which, effective January 1, 1998, were reorganized into the Accounts of the Principal Variable Contracts Fund, Inc. as follows:

         Old Mutual Fund Name                     New Corresponding Account Name
  -----------------------------------------       ------------------------------
  Principal Balanced Fund, Inc.                   Balanced Account
  Principal Bond Fund, Inc.                       Bond Account
  Principal Capital Accumulation Fund, Inc.       Capital Value Account
  Principal Emerging Growth Fund, Inc.            MidCap Account
  Principal Government Securities Fund, Inc.      Government Securities Account
  Principal Growth Fund, Inc.                     Growth Account
  Principal Money Market Fund, Inc.               Money Market Account
  Principal World Fund, Inc.                      International Account

Some of the Accounts (under their former names) were offered prior to the date that the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this contract had the contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the Statement of Additional Information.

From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

In addition, from time to time, the Separate Account may advertise its "yield" for the Bond Division and Government Securities Division for these contracts. The "yield" of the Divisions is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.

Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.

VOTING RIGHTS

The Company shall vote Account shares held in Separate Account B at regular and special meetings of shareholders of each Account, but will follow voting instructions received from persons having the voting interest in the Account shares.

The number of Account shares as to which a person has the voting interest will be determined by the Company as of a date which will not be more than ninety days prior to the meeting of the Account, and voting instructions will be solicited by written communication at least ten days prior to the meeting.

During the accumulation period, the Owner of Benefits is the person having the voting interest in the Account shares attributable to the Investment Accounts which correlate to the Plan Participant. The number of Account shares held in Separate Account B which are attributable to each Investment Account is determined by dividing the Investment Account Value attributable to a Division of Separate Account B by the net asset value of one share of the underlying Account.

During the annuity period, the person then entitled to Variable Annuity Payments has the voting interest in the Account shares attributable to the Variable Annuity. The number of Account shares held in Separate Account B which are attributable to each Variable Annuity is determined by dividing the reserve for the Variable Annuity by the net asset value of one Account share. The voting interest in the Account shares attributable to the Variable Annuity will ordinarily decrease during the annuity period since the reserve for the Variable Annuity decreases due to the reduction in the expected payment period.

Account shares for which Owners of Benefits or payees of Variable Annuities are entitled to give voting instructions, but for which none are received, and shares of the Account owned by the Company will be voted in the same proportion as the aggregate shares for which voting instructions have been received.

Proxy material will be provided to each person having a voting interest together with an appropriate form which may be used to give voting instructions to the Company.

If the Company determines pursuant to applicable law that Account shares held in Separate Account B need not be voted pursuant to instructions received from persons otherwise having the voting interest as provided above, then the Company may vote Account shares held in Separate Account B in its own right.

FEDERAL TAX STATUS

It should be recognized that the descriptions below of the federal income tax status of amounts received under the contracts are not exhaustive and do not purport to cover all situations. A qualified tax advisor should be consulted for complete information. (For the federal tax status of the Company and Separate Account B, see "Principal Life Insurance Company Separate Account B".)

A.   Taxes Payable by Owners of Benefits and Annuitants

     The contract offered in connection with this Prospectus is used with retirement programs which receive favorable tax deferred treatment under Federal income tax law and deferred annuity contracts purchased with after tax dollars. Annuity payments or other amounts received under the contract are subject to income tax withholding. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

     Contributions to contracts used to fund Creditor-Exempt and General Creditor Non-Qualified Plans do not enjoy the advantages available to qualified retirement plans, but Contributions invested in contracts used to Fund Creditor-Exempt Non-qualified Retirement Plans may receive tax-deferred treatment of the earnings, until distributed from the contract as retirement benefits.

     1. Tax-Deferred Annuity Plans-- (Section 403(b) Annuities for Employees of Certain Tax-Exempt Organizations or Public Educational Institutions)

         Contributions. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations, meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), section 403(b)(2), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.

         An individual's voluntary salary reduction contributions under section 403(b) are generally limited to the lesser of $9,500 or 25 percent of net salary (or 20 percent of gross salary); additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to approximately 25 percent of net salary. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.

         Taxation of Distributions. Distributions are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death, (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon).

         All distributions from a section 403(b) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code and are subject to 20% income tax withholding. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following
         (1) death, (2) disability, (3) separation from service during or after the year the Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and distributions (5) to alternate payee pursuant to a qualified domestic relations order, (6) made on account of certain levies on income or payments and (7) not in excess of tax deductible medical expenses.

         Required Distributions. Generally, distributions from section 403(b) Plans must commence no later than April 1 of the calendar year following the calendar year in which the Plan Participant attains age 70 1/2 and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Plan Participants employed by governmental entities and certain church organizations may delay the commencement of payments until April 1 of the calendar year following retirement if they remain employed after attaining age 70 1/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death. Amounts accumulated under a contract on December 31, 1986, are not subject to these minimum distributions requirements. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

         Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract, and the IRS has ruled that total or partial amounts transferred between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts may qualify as tax-free exchanges under certain circumstances. In addition, section 403(b) of the Code permits tax-free rollovers of eligible rollover distributions from section 403(b) programs to Individual Retirement Accounts (IRAs) under certain circumstances. If an eligible rollover distribution is taken as a direct rollover to an IRA (or another 403(b) plan) the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such a rollover must be completed within 60 days of receipt of the distribution.

    2.   Public Employee  Deferred  Compensation  Plans-- (Section 457 Unfunded
         Deferred   Compensation  Plans  of  Public  Employers  and  Tax-Exempt
         Organizations)

         Contributions. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.

         This  type of  program  allows  individuals  to defer  the  receipt  of compensation which would otherwise be presently payable and to therefore defer the payment of Federal income taxes on the amounts. Assuming that the program meets the requirements to be considered a Public Employee Deferred Compensation Plan (an "PEDC Plan"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $7,500 or 331/3% of the individuals includible compensation. (Includible compensation means compensation from the employer which is current includible in gross income for Federal tax purposes.) During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.

         The amounts which are deferred may be used by the employer to purchase the contract offered by this Prospectus. The contract is owned by the employer and, in fact, is subject to the claims of the employer's creditors. The employee has no present rights or vested interest in the contract and is only entitled to payment in accordance with the PEDC Plan provisions.

         Taxation of Distributions. Amounts received by an individual from an PEDC Plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

         Distributions Before Separation from Service. Distributions generally are not permitted under an PEDC Plan prior to separation from service except for unforeseeable emergencies or upon reaching age 70 1/2. Emergency distributions are includible in the gross income of the individual in the year in which paid.

         Required Distributions. The minimum distribution requirements for PEDC Plans are generally the same as those for qualified plans and section 403(b) Plans Contracts, except that no amounts are exempted from minimum distribution requirements.

         Tax Free Transfers and Rollovers. Federal income tax law permits the tax free transfer of PEDC Plan amounts to another PEDC Plan, but not to an IRA or other type of plan.

     3.  401(a) Plans

         Contributions. Under Section 401(a) of the Code, payments made by employers to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.

         An individual's voluntary salary reduction contributions for a 401(k) plan are generally limited to $10,500 (2000 limit).

         For 401(a) qualified plans, the maximum annual contribution that a member can receive is limited to the lesser of 25% of includible compensation or $30,000.

         Taxation of Distributions. Distributions are restricted. These restrictions require that no distributions of employer contributions or salary deferrals will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death, (4) disability, or (5) for certain 401(a) Plans, hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). In-service distributions may be permitted under various circumstances in certain plans.

         All distributions from a section 401(a) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, 3) separation from service during or after the year the Plan Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and (5) distributions not in excess of tax deductible medical expenses.

         Required Distributions. Generally, distributions from section 401(a) Plans must commence no later than April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2 and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Following the death of the Plan Participant, the distribution requirements are generally the same as those described with respect to 403(b) Plans. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

         Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract. Distributions from a 401(a) Plan may also be transferred to a Rollover IRA.

     4.  Creditor-Exempt Non-Qualified Plans

         Certain employers may establish Creditor-Exempt Non-Qualified Plans. Under such Plans the employer formally funds the Plan either by purchasing an annuity contract or by transferring funds on behalf of Plan Participants to a trust established for the benefit of such Plan Participants with a direction to the trustee to use the funds to purchase an annuity contract. The Trustee is the Contractholder and is considered the nominal owner of the contract. Each Plan Participant as a Trust beneficiary, is an Owner of Benefits under the contract and is treated as the owner for income tax purposes.

         Taxation of Contract Earnings. Since each Plan Participant for income tax purposes is considered the owner of the Investment Account or Accounts which correlate to such Participant, any increase in a Participant's Investment Account Value resulting from the investment performance of the Contract is not taxable to the Plan Participant until received by such Plan Participant.

         Contributions. Payments made by the employer to the Trust on behalf of a Plan Participant are currently includible in the Plan Participant's gross income as additional compensation and, if such payments coupled with the Plan Participant's other compensation is reasonable in amount, such payments are currently deductible as compensation by the Employer.

         Taxation of Distributions. In general, partial redemptions from an Investment Account that are not received by a Plan Participant as an annuity under the contract allocated to post-August 13, 1982 Contributions under a preexisting contract are taxed as ordinary income to the extent of the accumulated income or gain under the contract. Partial redemptions from a contract that are allocated to pre-August 14, 1982 Contributions under a preexisting contract are taxed only after the Plan Participant has received all of the "investment in the contract" (Contributions less any amounts previously received and excluded from gross income).

         In the case of a complete redemption of an Investment Account under the contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Plan Participant's investment in the contract.

         If a Plan Participant purchases two or more contracts from the Company (or an affiliated company) within any twelve month period after October 21, 1988, those contracts are treated as a single contract for purposes of measuring the income on a partial redemption or complete surrender.

         When payments are received as an annuity, the Plan Participant's investment in the contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who commence receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the contract. Where such individuals die before they have recovered their entire investment in the contract on a tax-free basis, are entitled to a deduction of the unrecovered amount on their final tax return.

         In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before the Plan Participant attains age 59 1/2 under the contract, unless the distribution is; (1) made to a Beneficiary on or after death of the Plan Participant, (2) made upon the disability of the Plan Participant; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Plan Participant or the Plan Participant and Beneficiary; (4) made under an immediate annuity contract, or (5) allocable to Contributions made prior to August 14, 1982.

         Required Distributions. The Internal Revenue Code does not require a Plan Participant under a Creditor-Exempt Non-Qualified Plan to commence receiving distributions at any particular time and does not limit the duration of annuity payments. However, the contract provides the Annuity Commencement Date must be no later than the April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death.

         Tax-Free Exchanges. Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS. Transferring Investment Account Values from this contract to a Companion Contract would fall within the provisions of Section 1035 of the Code.

     5.  General Creditor Non-Qualified Plans

         Contributions. Private taxable employers may establish informally funded, General Creditor Non-Qualified Plans for a select group of management or highly compensated employees and/or independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1989, and not subsequently modified, are subject to the rules discussed below.

         Informally funded General Creditor Non-Qualified Plans represent a bare contractual promise on the part of the employer to pay wages at some future time. The contract used to informally fund the employer's obligation is owned by the employer and is subject to the claims of the employer's creditors. The Plan Participant has no present right or vested interest in the contract and is only entitled to payment in accordance with Plan provisions. If the Employer who is the Contractholder, is not a natural person, the contract does not receive tax-deferred treatment afforded other Contractholders under the Internal Revenue Code.

         Taxation of Distributions. Amounts received by an individual from a General Creditor Non-Qualified Plan are includible in the employee's gross income for the taxable year in which such amounts are paid or otherwise made available. Such amounts are deductible by the employer when paid to the individual.

B.   Fund Diversification

     Separate Account investments must be adequately diversified in order for the increase in the value of Creditor-Exempt Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying Account must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an Account to meet the diversification requirements could result in tax liability to Creditor-Exempt Non-Qualified Contractholders.

     The investment opportunities of the Accounts could conceivably be limited by adhering to the above diversification requirements. This would affect all Contractholders, including those owners of contracts for whom diversification is not a requirement for tax-deferred treatment.

STATE REGULATION

The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa or her representatives at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

LEGAL OPINIONS

Legal matters applicable to the issue and sale of the contracts, including the right of the Company to issue contracts under Iowa Insurance Law, have been passed upon by Karen E. Shaff, Senior Vice President and General Counsel of the Company.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT

This Prospectus omits some information contained in the Statement of Additional Information (or Part B of the Registration Statement) and Part C of the Registration Statement which the Company has filed with the Securities and Exchange Commission. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor Financial Services Corporation. You may obtain a copy of Part C of the Registration Statement filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

INDEPENDENT AUDITORS


The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company which are included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.


CONTRACTHOLDERS' INQUIRIES

Contractholders' inquiries should be directed to Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa 50392-0200, (515) 247-5711.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The table of contents for the Statement of Additional Information is provided below.

                                TABLE OF CONTENTS
                                                                           Page
     Independent Auditors................................................    4

     Underwriting Commissions............................................    4

     Calculation of Yield and Total Return...............................    4

     Principal Life Insurance Company Separate Account B

              Report of Independent Auditors.............................    7

              Financial Statements.......................................    8

     Principal Life Insurance Company

              Report of Independent Auditors.............................   31


              Consolidated Financial Statements..........................   32


To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

                     Princor Financial Services Corporation
                                  a company of
                          the Principal Financial Group
                            Des Moines, IA 50392-0200
                            Telephone: 1-800-633-1373

                                     PART B

               PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

             PREMIER VARIABLE (A GROUP VARIABLE ANNUITY CONTRACT FOR

        EMPLOYER- SPONSORED QUALIFIED AND NON-QUALIFIED RETIREMENT PLANS)



                       Statement of Additional Information

                                dated May 1, 2000


         This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Premier Variable - Group Variable Annuity Contracts (the "Contract" or the "Contracts") in addition to the information that is contained in the Contract's Prospectus, dated May 1, 2000.

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:



                     Princor Financial Services Corporation
                                  a company of
                          the Principal Financial Group
                           Des Moines, Iowa 50392-0200
                            Telephone: 1-800-633-1373

                                TABLE OF CONTENTS

                                                                           Page

Independent Auditors .....................................................   4

Underwriting Commissions..................................................   4

Calculation of Yield and Total Return.....................................   4

Principal Life Insurance Company Separate Account B

         Report of Independent Auditors...................................   7

         Financial Statements.............................................   8

Principal Life Insurance Company

         Report of Independent Auditors...................................  31


         Consolidated Financial Statements................................  32



INDEPENDENT AUDITORS

Ernst & Young LLP, Des Moines, Iowa, serve as independent auditors for Principal Life Insurance Company Separate Account B and Principal Life Insurance Company and perform audit and accounting services for Separate Account B and Principal Life Insurance Company.

UNDERWRITING COMMISSIONS

Aggregate dollar amount of underwriting commissions paid to and retained by Princor Financial Services Corporation for all Separate Account B contracts:

         Year                   Paid To                  Retained by

         1999              $12,331,736.46                    --
         1998              $13,709,101.12                    --
         1997              $11,491,356.06                    $340.24
         1996              $11,090,837.12                 $14,528.47
         1995               $5,326,848.77                 $26,014.78

CALCULATION OF YIELD AND TOTAL RETURN

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, the Divisions invest in Accounts of the Principal Variable Contract Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds") which, effective January 1, 1998, were reorganized into the Accounts of the Principal Variable Contracts Fund, Inc. as follows:

        Old Mutual Fund Name                     New Corresponding Account Name

  Principal Balanced Fund, Inc.                 Balanced Account
  Principal Bond Fund, Inc.                     Bond Account
  Principal Capital Accumulation Fund, Inc.     Capital Value Account
  Principal Emerging Growth Fund, Inc.          MidCap Account
  Principal Government Securities Fund, Inc.    Government Securities Account
  Principal Growth Fund, Inc.                   Growth Account
  Principal Money Market Fund, Inc.             Money Market Account
  Principal World Fund, Inc.                    International Account

Some of the Accounts (under their former names) were offered prior to the date that the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this contract had the contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.

From time to time the Account advertises its Money Market Division's "yield" and "effective yield" for these contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 1999, the 7-day annualized and effective yields were 5.05% and 5.18%, respectively.

From time to time, the Separate Account will advertise the average annual total return of its various divisions for these contracts. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.

Assuming the contract had been offered as of the periods indicated in the table below, the hypothetical average annual total returns for the periods ending December 31, 1999 are:

                                    One Year         Five Year      Ten Year



  Balanced Division                    1.97%         13.31%          10.98%
  Bond Division                       -3.00%          7.30%           7.38%
  Capital Value Division              -4.69%         17.42%          12.53%
  Government Securities Division      -0.70%          7.54%           7.36%
  Growth Division                     15.95%         19.98%          18.49%(1)
  International Division              25.40%         16.83%          13.98%(1)
  MidCap Division                     12.57%         17.13%          14.94%
  Money Market Division                4.41%          4.78%           4.64%

  (1) Period from May 2, 1994 - December 31, 1999



                         Report of Independent Auditors




Board of Directors and Participants
Principal Life Insurance Company


We have audited the accompanying individual and combined statements of net assets of Principal Life Insurance Company Separate Account B (comprised of the Aggressive Growth, AIM V.I. Growth, AIM V.I. Growth and Income, AIM V.I. Value, American Century VP Growth & Income, Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Fidelity VIP II Contrafund, Fidelity VIP Growth, Government Securities, Growth, International, International SmallCap, LargeCap Growth, MicroCap, MidCap, MidCap Growth, MidCap Value, Money Market, Real Estate, SmallCap, Small Cap Growth, SmallCap Value, Stock Index 500, Templeton VP Stock, and Utilities Divisions) as of December 31, 1999, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended, except for those divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the respective divisions of Principal Life Insurance Company Separate Account B at December 31, 1999, and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.



Des Moines, Iowa
January 31, 2000

                        Principal Life Insurance Company
                               Separate Account B

                            Statements of Net Assets

                                December 31, 1999

Assets
Investments:
     Aggressive Growth Division:
         Aggressive Growth Account - 14,480,324 shares at net asset value of $23.89
              per share (cost - $247,636,940)                                                               $   345,934,950
AIM V.I. Growth Division:
         AIM V.I. Growth Fund - 367,954 shares at net asset value of
              $32.25 per share (cost - $10,843,312)                                                              11,866,523
AIM V.I. Growth and Income Division:
         AIM V.I. Growth and Income Fund - 572,233 shares at net asset value
              of $31.59 per share (cost - $15,842,561)                                                           18,076,830
AIM V.I. Value Division:
         AIM V.I. Value Fund - 396,108 shares at net asset value of
              $33.50 per share (cost - $12,184,028)                                                              13,269,626
American Century VP Growth & Income Division:
         American Century Variable Portfolios Inc.: VP Income & Growth - 59,948
              shares at net asset value of $8.00 per share (cost - $452,533)                                        479,584
Asset Allocation Division:
         Asset Allocation Account - 5,825,489 shares at net asset value of
              $13.23 per share (cost - $69,961,149)                                                              77,071,217
Balanced Division:
         Balanced Account - 12,810,215 shares at net asset value
              of $15.41 per share (cost - $195,788,197)                                                         197,405,415
Blue Chip Division:
         Blue Chip Account - 121,699 shares at net asset value of
              $10.38 per share (cost - $1,209,626)                                                                1,263,239
Bond Division:
         Bond Account - 10,877,467 shares at net asset value of
              $10.89 per share (cost - $127,987,262)                                                            118,455,611
Capital Value Division:
         Capital Value Account - 10,954,082 shares at net asset value of
              $30.74 per share (cost - $347,959,367)                                                            336,728,479
Fidelity VIP II Contrafund Division:
         Fidelity Variable Insurance Products Fund II: Fidelity VIP II Contrafund Portfolio
              -557,500 shares at net asset value of $29.10 per share (cost - $14,465,592)                        16,223,239
Fidelity VIP Growth Division:
         Fidelity Variable Insurance Products Fund: Fidelity VIP Growth Portfolio -
              318,430 shares at net asset value of $54.80 per share (cost - $15,490,259)                         17,449,942
Government Securities Division:
         Government Securities Account - 13,106,099 shares at
              net asset value of $10.26 per share (cost - $140,102,412)                                         134,468,582
Growth Division:
         Growth Account - 14,144,733 shares at net asset value of
              $23.56 per share (cost - $225,380,262)                                                            333,249,917


See accompanying notes.


Assets (continued)
International Division:
     International Account - 11,452,229 shares at net asset value of
              $15.95 per share (cost - $152,867,356)                                                        $   182,663,050
International SmallCap Division:
     International SmallCap Account - 1,285,315 shares at net asset
              value of $16.66 per share (cost - $15,116,129)                                                     21,413,344
LargeCap Growth Division:
         LargeCap Growth Account - 31,315 shares at net asset value of
              $13.26 per share (cost - $348,017)                                                                    415,243
MicroCap Division:
         MicroCap Account - 239,140 shares at net asset value of
              $8.07 per share (cost - $2,025,966)                                                                 1,929,858
MidCap Division:
         MidCap Account - 6,237,946 shares at net asset value of
              $36.90 per share (cost - $185,823,068)                                                            230,180,208
MidCap Growth Division:
         MidCap Growth Account - 746,126 shares at net asset value
              of $10.66 per share (cost - $6,962,670)                                                             7,953,706
MidCap Value Division:
         MidCap Value Account - 18,033 shares at net asset value of
              $11.11 per share (cost - $182,264)                                                                    200,351
Money Market Division:
         Money Market Account - 105,970,695 shares at net asset value of $1.00 per share                        105,970,695
Real Estate Division:
         Real Estate Account - 278,645 shares at net asset value of $8.20
              per share (cost - $2,533,981)                                                                       2,284,887
SmallCap Division:
         SmallCap Account - 1,328,035 shares at net asset value of $10.74
              per share (cost - $12,087,261)                                                                     14,263,092
SmallCap Growth Division:
         SmallCap Growth Account - 1,417,579 shares at net asset value of
              $19.56 per share (cost - $18,398,605)                                                              27,727,835
SmallCap Value Division:
         SmallCap Value Account - 539,656 shares at net asset value
              of $10.06 per share (cost - $4,578,677)                                                             5,428,934
Stock Index 500 Division:
         Stock Index 500 Account - 2,676,801 shares at net asset value of
              $10.71 per share (cost - $26,690,451)                                                              28,668,536
Templeton VP Stock Division:
         Templeton Variable Products Series Fund: Templeton Stock Fund Class 2 -
              9,444 shares at net asset value of $24.29 per share (cost - $206,732)                                 229,397
Utilities Division:
         Utilities Account - 1,774,898 shares at net asset value of $10.90 per share
              (cost - $18,915,925)                                                                               19,346,388

Combined net assets                                                                                          $2,270,618,678

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Net Assets (continued)

                                December 31, 1999


                                                              Units           Unit
                                                                              Value
Net assets are represented by:
   Aggressive Growth Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                     9,017,582            $38.36             $345,934,950

AIM V.I. Growth Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                       968,222             12.26               11,866,523

AIM V.I. Growth and Income Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                     1,493,915             12.10               18,076,830

AIM V.I. Value Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                     1,148,659             11.55               13,269,626

American Century VP Growth & Income Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                    43,170             11.11                  479,584

Asset Allocation Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                     3,913,104             19.70               77,071,217

Balanced Division:
     Contracts in accumulation period:
       Personal Variable                                  2,848,631              1.80                5,131,683
       Premier Variable                                  16,370,101              1.82               29,830,647
       The Principal Variable Annuity                     9,102,804             17.85              162,443,085

                                                                                                   197,405,415
Blue Chip Division:
     Contracts in accumulation period:
     Principal Freedom Variable Annuity                     123,177             10.26                1,263,239

Bond Division:
     Contracts in accumulation period:
       Personal Variable                                    998,334              1.42                1,421,734
       Premier Variable                                   7,414,544              1.44               10,676,104
       Principal Freedom Variable Annuity                   107,056              9.71                1,039,234
       The Principal Variable Annuity                     7,677,363             13.72              105,318,539

                                                                                                   118,455,611


See accompanying notes.


                                                              Units             Unit
                                                                                Value

Net assets are represented by (continued):
   Capital Value Division:
     Currently payable annuity contracts:
       Bankers Flexible Annuity                               3,544             30.01             $    106,344
       Pension Builder Plus - Rollover IRA                   50,709              6.17                  313,027
       Premier Variable                                     135,307              2.56                  346,812

                                                                                                       766,183
     Contracts in accumulation period:
       Bankers Flexible Annuity                             199,132            $30.01                5,976,135
       Pension Builder Plus                               1,091,155              5.54                6,047,096
       Pension Builder Plus - Rollover IRA                  167,496              6.17                1,033,755
       Personal Variable                                  4,014,371              2.52               10,123,021
       Premier Variable                                  22,330,793              2.56               57,237,192
       Principal Freedom Variable Annuity                   103,107              8.87                  914,718
       Principal Variable Annuity                        11,633,608             21.89              254,630,379

                                                                                                   335,962,296

                                                                                                   336,728,479
   Fidelity VIP II Contrafund Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                     1,436,477             11.29               16,223,239

   Fidelity VIP Growth Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                     1,441,196             12.11               17,449,942

   Government Securities Division:
     Contracts in accumulation period:
       Pension Builder Plus                                 356,199              2.14                  760,507
       Pension Builder Plus - Rollover IRA                   30,817              2.28                   70,140
       Personal Variable                                  2,110,735              1.51                3,182,014
       Premier Variable                                   8,431,716              1.53               12,921,136
       The Principal Variable Annuity                     8,553,790             13.74              117,534,785

                                                                                                   134,468,582
   Growth Division:
     Contracts in accumulation period:
       Personal Variable                                  3,115,301              2.46                7,664,116
       Premier Variable                                  20,774,213              2.49               51,676,583
       The Principal Variable Annuity                    10,998,654             24.90              273,909,218

                                                                                                   333,249,917
   International Division:
     Contracts in accumulation period:
       Personal Variable                                  1,754,632              2.06                3,619,950
       Premier Variable                                  10,814,176              2.09               22,547,859
       Principal Freedom Variable Annuity                    53,300             11.68                  622,564
       The Principal Variable Annuity                     7,798,860             19.99              155,872,677

                                                                                                   182,663,050
   International SmallCap Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                     1,246,116             17.18               21,413,344




             Principal Life Insurance Company
                    Separate Account B

           Statements of Net Assets (continued)

                     December 31, 1999

                                                              Units             Unit
                                                                                Value

Net assets are represented by (continued):
   LargeCap Growth Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                    31,275             $13.28            $    415,243

   MicroCap Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                       243,675              7.92                1,929,858

   MidCap Division:
     Contracts in accumulation period:
       Personal Variable                                  2,156,005              2.16                4,654,699
       Premier Variable                                  12,882,746              2.18               28,134,044
       Principal Freedom Variable Annuity                    32,346             10.94                  353,982
       The Principal Variable Annuity                     9,229,032             21.35              197,037,483

                                                                                                   230,180,208
   MidCap Growth Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                     9,046             11.28                  102,078
       The Principal Variable Annuity                       746,186             10.52                7,851,628

                                                                                                     7,953,706
   MidCap Value Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                    17,888             11.20                  200,351

   Money Market Division:
     Contracts in accumulation period:
       Pension Builder Plus                                 338,145              2.01                  680,364
       Pension Builder Plus - Rollover IRA                   10,610              2.12                   22,536
       Personal Variable                                  1,512,864              1.33                2,009,728
       Premier Variable                                  10,632,065              1.35               14,359,351
       Principal Freedom Variable Annuity                    94,450             10.25                  968,430
       The Principal Variable Annuity                     7,145,096             12.31               87,930,286

                                                                                                   105,970,695
   Real Estate Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                       261,126              8.75                2,284,887

   SmallCap Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                    49,733             13.79                  685,747
       The Principal Variable Annuity                     1,207,717             11.24               13,577,345

                                                                                                    14,263,092


See accompanying notes.
                                                              Units             Unit
                                                                                Value

Net assets are represented by (continued):
   SmallCap Growth Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                    24,440             $17.18            $    419,827
       The Principal Variable Annuity                     1,388,214             19.67               27,308,008

                                                                                                    27,727,835
   SmallCap Value Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                       536,295             10.12                5,428,934

   Stock Index 500 Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                   301,818             10.98                3,315,448
       The Principal Variable Annuity                     2,314,127             10.96               25,353,088

                                                                                                    28,668,536
   Templeton VP Stock Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                    19,975             11.48                  229,397

   Utilities Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                     1,670,481             11.58               19,346,388

Combined net assets                                                                               $2,270,618,678


                        Principal Life Insurance Company
                               Separate Account B

                            Statements of Operations

                          Year ended December 31, 1999

                                                                                                          AIM V.I.
                                                                    Aggressive          AIM V.I.         Growth and
                                                                      Growth            Growth             Income
                                                    Combined         Division         Division (2)      Division (2)
Investment income
Income:
   Dividends                                     $  45,282,090        $        -     $     17,806     $     77,291
   Capital gains distributions                     105,806,830        21,397,989          312,127           53,367

Total income                                       151,088,920        21,397,989          329,933          130,658

Expenses:
   Mortality and expense risks                      22,763,225         3,276,716           20,980           34,219
   Administration charges                              742,370           194,565              456              385
   Contingent sales charges                          3,165,426           457,098            3,214            4,269

                                                    26,671,021         3,928,379           24,650           38,873

Net investment income (loss)                       124,417,899        17,469,610          305,283           91,785

Realized and unrealized gains (losses)
on investments
Net realized gains (losses) on investments          22,090,229         3,196,766            6,593              573
Change in net unrealized appreciation or
   depreciation of investments                      63,116,910        68,126,668        1,023,211        2,234,269

Net increase (decrease) in net assets resulting
   from operations                                $209,625,038        $88,793,044      $1,335,087       $2,326,627

(1)  Commenced operations April 30, 1999.
(2)  Commenced operations July 30, 1999.


See accompanying notes.


                             American
                           Century VP
       AIM V.I.              Growth &              Asset
         Value               Income              Allocation            Balanced             Blue Chip
     Division (2)          Division (1)           Division             Division            Division (1)          Bond Division


    $     29,001         $         -            $  1,831,944          $  6,834,925            $10,146            $  8,279,063
         151,654                   -               5,618,939             7,645,759                  -                       -

         180,655                                   7,450,883            14,480,684             10,146               8,279,063


          26,428               1,079                 854,745             2,242,611              2,912               1,408,549
             430                   -                  13,026                58,446                  -                  24,428
           1,915                   2                  91,473               294,250                  4                 186,790

          28,773               1,081                 959,244             2,595,307              2,916               1,619,767

         151,882              (1,081)              6,491,639            11,885,377              7,230               6,659,296


             891                (497)                481,462             1,484,227              2,512                (108,685)

       1,085,598              27,051               4,561,739           (11,427,368)            53,613             (11,364,679)


      $1,238,371             $25,473             $11,534,840          $  1,942,236            $63,355            $ (4,814,068)



                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                          Year ended December 31, 1999

                                                                  Fidelity VIP II     Fidelity VIP       Government
                                                  Capital Value     Contrafund          Growth            Securities
                                                    Division       Division (2)       Division (2)        Division
Investment income
Income:
   Dividends                                     $   7,693,507        $        -       $        -      $ 8,714,628
   Capital gains distributions                      38,733,240                 -                -                -

Total income                                        46,426,747                 -                -        8,714,628

Expenses:
   Mortality and expense risks                       4,005,315            34,580           31,417        1,602,756
   Administration charges                              156,269               665              492           43,008
   Contingent sales charges                            498,264             1,863            3,790          242,416

                                                     4,659,848            37,108           35,699        1,888,180

Net investment income (loss)                        41,766,899           (37,108)         (35,699)       6,826,448

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
   investments                                       4,658,058             1,648            5,275          484,422
Change in net unrealized appreciation
   or depreciation of investments                  (67,359,377)        1,757,647        1,959,683       (9,574,634)

Net increase (decrease) in net asset
    resulting from operations                     $(20,934,420)       $1,722,187       $1,929,259      $(2,263,764)



(1)  Commenced operations April 30, 1999.
(2)  Commenced operations July 30, 1999.


See accompanying notes.



                                                 International          LargeCap
        Growth             International          SmallCap              Growth               MicroCap               MidCap
       Division              Division             Division             Division(1)           Division              Division

    $  1,947,097        $  4,726,274             $         -           $         -          $   2,813           $     703,317
       1,329,905          17,318,991                 862,692                     -                  -              10,660,187

       3,277,002          22,045,265                 862,692                     -              2,813              11,363,504


       3,297,312           1,777,625                 105,356                   782             19,385               2,532,895
         123,956              33,015                   2,741                     -                495                  51,070
         372,883             228,462                   5,566                     4              1,058                 372,706

       3,794,151           2,039,102                 113,663                   786             20,938               2,956,671

        (517,149)         20,006,163                 749,029                  (786)           (18,125)              8,406,833




       4,769,748           1,999,070                 155,306                  (259)           (21,284)              4,548,722

      37,519,367          13,548,007               6,340,627                67,226            (16,637)             10,460,479


     $41,771,966         $35,553,240              $7,244,962               $66,181           $(56,046)            $23,416,034



                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                          Year ended December 31, 1999

                                                     MidCap           MidCap              Money
                                                     Growth            Value             Market          Real Estate
                                                    Division       Division (1)         Division          Division
Investment income
Income:
   Dividends                                         $  13,485         $     303       $3,691,350        $ 117,060
   Capital gains distributions                               -             3,640                -                -

Total income                                            13,485             3,943        3,691,350          117,060

Expenses:
   Mortality and expense risks                          64,265               494          869,510           27,254
   Administration charges                                1,602                 -           23,537              383
   Contingent sales charges                              3,790                 -          357,209            1,571

                                                        69,657               494        1,250,256           29,208

Net investment income (loss)                           (56,172)            3,449        2,441,094           87,852

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
   investments                                          29,979               (55)               -          (22,348)
Change in net unrealized appreciation
    or depreciation of investments                     706,786            18,087                -         (203,890)

Net increase (decrease) in net assets
   resulting from operations                          $680,593           $21,481       $2,441,094        $(138,386)


(1) Commenced operations April 30, 1999.


See accompanying notes.


                             SmallCap                                    Stock               Templeton
       SmallCap               Growth              SmallCap             Index 500             VP Stock              Utilities
       Division              Division          Value Division        Division (1)          Division (1)            Division


      $    4,386          $        -                $  34,529           $   160,270           $     -                $392,895
       1,164,756             260,578                       -               207,423                  -                  85,583

       1,169,142             260,578                  34,529               367,693                  -                 478,478


          95,691             104,663                  48,384               106,102                537                 170,663
           2,565               3,410                     893                 1,910                  -                   4,623
           5,893               6,248                   2,023                10,768                  2                  11,895

         104,149             114,321                  51,300               118,780                539                 187,181

       1,064,993             146,257                 (16,771)              248,913               (539)                291,297




         181,690             159,077                  28,958                 4,053               (696)                 45,023

       2,055,517           8,873,343                 830,881             1,978,085             22,665                (187,054)


      $3,302,200          $9,178,677                $843,068            $2,231,051            $21,430                $149,266


                        Principal Life Insurance Company
                               Separate Account B
                       Statements of Changes in Net Assets
                     Years ended December 31, 1999 and 1998

                                                                                                                     AIM V.I.
                                                                              Aggrewssive          AIM V.I.         Growth and
                                                                                Growth              Growth            Income
                                                          Combined             Division          Division (3)      Division (3)
Net assets at January 1, 1998                            $1,288,183,210       $143,957,816$               -        $         -
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                              65,953,139          7,934,103                -                  -
   Net realized gains (losses) on investments                12,416,637          2,390,605                -                  -
   Change in net unrealized appreciation or
     depreciation of investments                             69,585,710         16,690,371                -                  -

Net increase (decrease) in net assets resulting from
   operations                                               147,955,486         27,015,079                -                  -
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes              880,179,184         89,426,487                -                  -
   Contract terminations                                    (82,987,332)        (7,493,332)               -                  -
   Death benefit payments                                    (6,720,662)          (574,590)               -                  -
   Flexible withdrawal option payments                      (13,530,855)        (1,052,669)               -                  -
   Transfer payments to other contracts                    (410,965,015)       (42,840,180)               -                  -
   Annuity payments                                             (47,900)                 -                -                  -

Increase in net assets from principal transactions          365,927,420         37,465,716                -                  -

Total increase                                              513,882,906         64,480,795                -                  -

Net assets at December 31, 1998                           1,802,066,116        208,438,611                -                  -
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                             124,417,899         17,469,610          305,283             91,785
   Net realized gains (losses) on investments                22,090,229          3,196,766            6,593                573
   Change in net unrealized appreciation or
     depreciation of investments                             63,116,910         68,126,668        1,023,211          2,234,269

Net increase (decrease) in net assets resulting from
   operations                                               209,625,038         88,793,044        1,335,087          2,326,627
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes              910,344,713        101,064,152       11,334,680         16,624,717
   Contract terminations                                   (141,526,084)       (15,104,428)        (106,201)          (141,058)
   Death benefit payments                                   (10,198,348)          (983,013)               -                  -
   Flexible withdrawal option payments                      (21,852,225)        (1,779,766)         (15,533)           (59,632)
   Transfer payments to other contracts                    (477,791,128)       (34,493,650)        (681,510)          (673,824)
   Annuity payments                                             (49,404)                 -                -                  -

Increase (decrease) in net assets from principal
   transactions                                             258,927,524         48,703,295       10,531,436         15,750,203

Total increase (decrease)                                   468,552,562        137,496,339       11,866,523         18,076,830

Net assets at December 31, 1999                          $2,270,618,678       $345,934,950      $11,866,523        $18,076,830




(1)  Commenced operations May 1, 1998.
(2)  Commenced operations April 30, 1999.
(3)  Commenced operations July 30, 1999.


See accompanying notes.

                        American
                       Century VP
     AIM V.I.           Growth &              Asset                                                                    Capital
       Value             Income            Allocation          Balanced           Blue Chip                             Value
   Division (3)       Division (2)          Division           Division         Division (2)     Bond Division        Division

     $         -         $      -           $48,511,958        $127,099,255       $        -      $ 73,489,868       $269,251,746


               -                -             2,564,027           9,165,298                -         4,819,740         14,865,520
               -                -               109,943             612,459                -           256,093          3,370,612

               -                -             1,193,914           5,916,307                -           403,378         16,709,725

               -                -             3,867,884          15,694,064                -         5,479,211         34,945,857



               -                -            20,700,753          75,135,480                -        58,231,814        104,873,017
               -                -            (2,607,601)         (7,275,303)               -        (4,182,861)       (20,291,443)
               -                -              (356,750)           (782,491)               -          (501,389)        (1,069,753)
               -                -              (647,508)         (2,009,052)               -        (1,522,331)        (2,067,909)
               -                -            (6,686,437)        (20,238,081)               -       (14,012,541)       (27,234,001)
               -                -                     -                   -                -                 -            (47,900)

               -                -            10,402,457          44,830,553                -        38,012,692         54,162,011

               -                -            14,270,341          60,524,617                -        43,491,903         89,107,868

               -                -            62,782,299         187,623,872                -       116,981,771        358,359,614


         151,882           (1,081)            6,491,639          11,885,377            7,230         6,659,296         41,766,899
             891             (497)              481,462           1,484,227            2,512          (108,685)         4,658,058

       1,085,598           27,051             4,561,739         (11,427,368)          53,613       (11,364,679)       (67,359,377)


       1,238,371           25,473            11,534,840           1,942,236           63,355        (4,814,068)       (20,934,420)


      13,050,220          524,993            14,766,942          53,940,183        1,333,008        42,269,162         78,514,936
         (63,264)          (1,423)           (3,022,661)        (14,926,025)          (3,596)       (7,755,652)       (27,487,047)
               -                -              (516,925)         (1,306,378)               -        (1,261,033)        (1,652,461)
         (34,809)          (2,610)             (881,819)         (2,961,604)         (51,191)       (2,492,384)        (3,352,498)
        (920,892)         (66,849)           (7,591,459)        (26,906,869)         (78,337)      (24,472,185)       (46,670,241)
               -                -                     -                   -                -                 -            (49,404)


      12,031,255          454,111             2,754,078           7,839,307        1,199,884         6,287,908           (696,715)

      13,269,626          479,584            14,288,918           9,781,543        1,263,239         1,473,840        (21,631,135)

     $13,269,626         $479,584           $77,071,217        $197,405,415       $1,263,239      $118,455,611       $336,728,479


                        Principal Life Insurance Company
                               Separate Account B
                 Statements of Changes in Net Assets (continued)
                     Years ended December 31, 1999 and 1998

                                                       Fidelity VIP II       Fidelity VIP         Government
                                                         Contrafund             Growth            Securities          Growth
                                                        Division (3)         Division (3)          Division          Division

Net assets at January 1, 1998                              $       -         $         -         $ 92,854,016     $165,813,925
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                    -                   -            5,457,597        2,355,086
   Net realized gains (losses) on investments                      -                   -              519,217        2,312,393
   Change in net unrealized appreciation or
     depreciation of investments                                   -                   -            1,581,620       32,170,680

Net increase (decrease) in net assets resulting from
   operations                                                      -                   -            7,558,434       36,838,159
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes                     -                   -           63,571,935       84,755,953
   Contract terminations                                           -                   -           (6,906,897)      (9,260,589)
   Death benefit payments                                          -                   -             (712,491)        (806,053)
   Flexible withdrawal option payments                             -                   -           (1,740,621)      (1,381,999)
   Transfer payments to other contracts                            -                   -          (17,983,933)     (22,495,558)
   Annuity payments                                                -                   -                    -                -

Increase in net assets from principal transactions                 -                   -           36,227,993       50,811,754

Total increase                                                     -                   -           43,786,427       87,649,913

Net assets at December 31, 1998                                    -                   -          136,640,443      253,463,838
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                              (37,108)            (35,699)           6,826,448         (517,149)
   Net realized gains (losses) on investments                  1,648               5,275              484,422        4,769,748
   Change in net unrealized appreciation or
     depreciation of investments                           1,757,647           1,959,683           (9,574,634)      37,519,367

Net increase (decrease) in net assets resulting from
   operations                                              1,722,187           1,929,259           (2,263,764)      41,771,966
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes            14,931,250          16,698,633           47,743,208       91,335,475
   Contract terminations                                     (61,565)           (125,229)         (10,465,377)     (19,217,469)
   Death benefit payments                                          -                   -           (1,341,588)      (1,006,757)
   Flexible withdrawal option payments                       (24,879)            (26,375)          (2,664,620)      (2,479,569)
   Transfer payments to other contracts                     (343,754)         (1,026,346)         (33,179,720)     (30,617,567)
   Annuity payments                                                -                   -                    -                -

Increase (decrease) in net assets from principal
    transactions                                          14,501,052          15,520,683               91,903       38,014,113

Total increase (decrease)                                 16,223,239          17,449,942           (2,171,861)      79,786,079

Net assets at December 31, 1999                          $16,223,239         $17,449,942         $134,468,582     $333,249,917


(1)      Commenced operations May 1, 1998.
(2)      Commenced operations April 30, 1999.
(3)      Commenced operations July 30, 1999.


See accompanying notes.

                                  International               LargeCap
        International               SmallCap                   Growth                    MicroCap                   MidCap
          Division                Division (1)              Division (2)               Division (1)                Division

        $121,436,154               $         -                 $      -                 $        -               $204,088,063

           5,420,947                    (7,494)                       -                     (1,807)                11,348,399
           1,240,861                   (34,310)                       -                    (30,669)                 1,666,097
           3,163,616                   (43,412)                       -                    (79,471)                (9,573,159)

           9,825,424                   (85,216)                       -                   (111,947)                 3,441,337


          43,354,442                 4,389,570                        -                  1,525,355                 66,169,872
          (6,288,874)                   (3,166)                       -                    (13,672)               (11,333,222)
            (361,156)                        -                        -                          -                   (893,824)
            (842,431)                   (8,380)                       -                       (764)                (1,395,916)
         (22,528,113)                 (534,238)                                           (252,998)               (27,342,936)
                   -                         -                        -                          -                          -

          13,333,868                 3,843,786                        -                  1,257,921                 25,203,974

          23,159,292                 3,758,570                        -                  1,145,974                 28,645,311

         144,595,446                 3,758,570                        -                  1,145,974                232,733,374


          20,006,163                   749,029                     (786)                   (18,125)                 8,406,833
           1,999,070                   155,306                     (259)                   (21,284)                 4,548,722

          13,548,007                 6,340,627                   67,226                    (16,637)                10,460,479


          35,553,240                 7,244,962                   66,181                    (56,046)                23,416,034

          34,132,051                13,166,004                  375,030                  1,266,131                 35,597,163
         (10,091,869)                 (183,916)                  (3,596)                   (34,951)               (16,031,613)
            (525,124)                  (45,140)                       -                     (1,942)                  (831,361)
          (1,246,885)                  (74,313)                    (687)                    (3,256)                (1,703,550)
         (19,753,809)               (2,452,823)                 (21,685)                  (386,052)               (42,999,839)
                   -                         -                        -                          -                          -


           2,514,364                10,409,812                  349,062                    839,930                (25,969,200)

          38,067,604                17,654,774                  415,243                    783,884                 (2,553,166)

        $182,663,050               $21,413,344                 $415,243                 $1,929,858               $230,180,208



                        Principal Life Insurance Company
                               Separate Account B
                 Statements of Changes in Net Assets (continued)
                     Years ended December 31, 1999 and 1998

                                                           MidCap               MidCap               Money
                                                           Growth                Value              Market          Real Estate
                                                        Division (1)         Division (2)          Division        Division (1)

Net assets at January 1, 1998                             $        -            $      -         $  41,680,409      $        -
Increase (decrease) in net assets
Operations:
Net investment income (loss)                                 (13,725)                  -            1,944,535           44,944
Net realized gains (losses) on investments                    (8,805)                  -                    -           (1,854)
   Change in net unrealized appreciation or
     depreciation of investments                             284,250                   -                    -          (45,204)

Net increase (decrease) in net assets resulting from
   operations                                                261,720                   -            1,944,535           (2,114)
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes             3,381,739                   -          245,196,048        1,979,207
   Contract terminations                                     (46,096)                  -           (7,232,550)          (6,972)
   Death benefit payments                                          -                   -             (658,257)               -
   Flexible withdrawal option payments                        (5,134)                  -             (797,929)          (4,598)
   Transfer payments to other contracts                     (203,258)                  -         (206,535,244)        (152,812)
   Annuity payments                                                -                   -                    -                -

Increase in net assets from principal transactions         3,127,251                   -           29,972,068        1,814,825

Total increase                                             3,388,971                   -           31,916,603        1,812,711

Net assets at December 31, 1998                            3,388,971                   -           73,597,012        1,812,711
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                              (56,172)              3,449            2,441,094           87,852
   Net realized gains (losses) on investments                 29,979                 (55)                   -          (22,348)
   Change in net unrealized appreciation or
     depreciation of investments                             706,786              18,087                    -         (203,890)

Net increase (decrease) in net assets resulting from
   operations                                                680,593              21,481            2,441,094         (138,386)
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes             5,299,244             199,655          238,793,125        1,050,155
   Contract terminations                                    (125,252)                  -          (15,296,261)         (51,913)
   Death benefit payments                                    (60,684)                  -             (340,462)          (1,942)
   Flexible withdrawal option payments                       (41,920)             (1,137)          (1,358,192)         (39,089)
   Transfer payments to other contracts                   (1,187,246)            (19,648)        (191,865,621)        (346,649)
   Annuity payments                                                -                   -                    -                -

Increase (decrease) in net assets from principal
   transactions                                            3,884,142             178,870           29,932,589          610,562

Total increase (decrease)                                  4,564,735             200,351           32,373,683          472,176

Net assets at December 31, 1999                           $7,953,706            $200,351         $105,970,695       $2,284,887



(1)  Commenced operations May 1, 1998.
(2)  Commenced operations April 30, 1999.
(3)  Commenced operations July 30, 1999.

See accompanying notes.

                             SmallCap             SmallCap               Stock               Templeton
       SmallCap               Growth               Value               Index 500             VP Stock              Utilities
     Division  (1)        Division  (1)         Division (1)         Division (2)          Division (2)          Division (1)

      $         -          $        -             $       -           $         -            $      -            $         -


          (13,548)             (11,681)                 (737)                   -                   -                 81,935
           (4,971)               1,417                (6,817)                   -                   -                 24,366
          120,314              455,888                19,376                    -                   -                617,517


          101,795              445,624                11,822                    -                   -                723,818


        3,787,231            3,229,155             2,802,830                    -                   -              7,668,296
           (3,155)             (12,246)              (10,976)                   -                   -                (18,377)
                -               (3,908)                    -                    -                   -                      -
           (9,905)              (1,997)               (9,311)                   -                   -                (32,401)
         (240,611)            (456,290)             (215,381)                   -                   -             (1,012,403)
                -                    -                     -                    -                   -                      -

        3,533,560            2,754,714             2,567,162                    -                   -              6,605,115

        3,635,355            3,200,338             2,578,984                    -                   -              7,328,933

        3,635,355            3,200,338             2,578,984                    -                   -              7,328,933


        1,064,993              146,257               (16,771)             248,913                (539)               291,297
          181,690              159,077                28,958                4,053                (696)                45,023

        2,055,517            8,873,343               830,881            1,978,085              22,665               (187,054)


        3,302,200            9,178,677               843,068            2,231,051              21,430                149,266


       10,140,290           19,156,102             2,804,702           28,866,212             233,152             15,134,138
         (194,731)            (206,447)              (66,861)            (363,196)             (1,423)              (393,060)
          (72,373)            (142,968)                    -                    -                   -               (108,197)
          (55,329)             (61,773)              (31,699)            (160,894)               (687)              (245,525)
       (2,492,320)          (3,396,094)             (699,260)          (1,904,637)            (23,075)            (2,519,167)
                -                    -                     -                    -                   -                      -


        7,325,537           15,348,820             2,006,882           26,437,485             207,967             11,868,189

       10,627,737           24,527,497             2,849,950           28,668,536             229,397             12,017,455

      $14,263,092          $27,727,835            $5,428,934          $28,668,536            $229,397            $19,346,388


                        Principal Life Insurance Company
                               Separate Account B

                          Notes to Financial Statements

                                December 31, 1999

1. Investment and Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal
Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 1999, contractholder investment options include the following open-end management investment companies:

Principal Variable Contracts Fund, Inc. (4)            Principal Variable Contracts Fund, Inc. (4)
   Aggressive Growth Account                              (continued):
   Asset Allocation Account                               SmallCap Account (1)
   Balanced Account                                       Small Cap Growth Account (1)
   Blue Chip Account (2)                                  SmallCap Value Account (1)
   Bond Account                                           Stock Index 500 Account (2)
   Capital Value Account                                  Utilities Account (1)
   Government Securities Account                       AIM V.I. Growth Fund (3)
   Growth Account                                      AIM V.I. Growth & Income Fund (3)
   International Account                               AIM V.I. Value Fund (3)
   International SmallCap Account (1)                  American Century Variable Portfolios Inc.
   LargeCap Growth Account (2)                            VP Income & Growth (2)
   MicroCap Account (1)                                Fidelity Variable Insurance Products Fund
   MidCap Account                                         II: Fidelity VIP II Contrafund Portfolio (3)
   MidCap Growth Account (1)                           Fidelity Variable Insurance Products Fund:
   MidCap Value Account (2)                               Fidelity VIP Growth Portfolio (3)
   Money Market Account                                Templeton Variable Products Series Fund:
   Real Estate Account (1)                                Templeton Stock Fund Class 2 (2)

(1) Additional investment option available to contractholders as of May 1, 1998.
(2) Additional investment option available to contractholders as of April 30, 1999.
(3) Additional investment option available to contractholders as of July 30, 1999.
(4)  Organized by Principal Life Insurance Company.

Investments are stated at the closing net asset values per share on December 31, 1999.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



1. Investment and Accounting Policies (continued)

Separate Account B supports the following variable annuity contracts of Principal Life: Bankers Flexible Annuity Contracts; Pension Builder Plus Contracts; Pension Builder Plus - Rollover IRA Contracts; Personal Variable Contracts; Premier Variable Contracts; and The Principal Variable Annuity. On April 30, 1999, Principal Life introduced a new product, Principal Freedom Variable Annuity, which invests in Separate Account B. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1, 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of Separate Account B's financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.


2. Expenses

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses. The mortality and expense risk and annual administration charges amounted to $32,392 and $917, respectively, during the year ended December 31, 1999.

Pension Builder Plus and Pension Builder Plus - Rollover IRA Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 1.4965% (1.0001% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first 10 years of a contract, except for death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant's investment account values and the number of participants under the retirement plan and their participant investment account value. The charges for mortality and expense risks, contingent sales, and annual administration amounted to $145,840, $14, and $38,283, respectively, during the year ended December 31, 1999.

                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



2. Expenses (continued)

Personal Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.64% of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Life. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $34 for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis. The charges for mortality and expense risks, contingent sales and annual administration amounted to $219,455, $46,869, and $71,216, respectively, during the year ended December 31, 1999.

Premier Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.42% of the asset value of each contract. A fixed contract administration charge ranging from $163 to $250 depending on plan type, plus a variable charge ranging from
 .06% to .3% of quarterly assets (with a minimum charge of $188) is billed to the contractholder each quarter. Additional quarterly administration charges for recordkeeping services are based on the number of plan participants and can range from a minimum of $512 to $22,579, plus $3.25 for each participant over 5,000. The charges for mortality expense risks and annual administration amounted to $891,515 and $19,221, respectively, during the year ended December 31, 1999.
There were no contingent sales charges provided for in these contracts.

The Principal Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lessor of two percent of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. The mortality expense risks, contingent sales, and annual administration amounted to $21,448,417, $3,118,480, and $612,733, respectively, during the year ended December 31, 1999.

Principal Freedom Variable Annuity (beginning in 1999) - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.85% of the asset value of each contract. A contingent sales charge up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. The mortality expense risk and contingent sales charges amounted to $25,606 and $62, respectively, during the year ended December 31, 1999.

                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.


4. Purchases and Sales of Investment Securities

The aggregate units and cost of purchases and proceeds from sales of investments were as follows:

                                                                          Year ended December 31, 1999

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Aggressive Growth Division:
   The Principal Variable Annuity                3,214,960          $122,462,141              1,683,015         $  56,289,236

AIM V.I. Growth Division:
   The Principal Variable Annuity                1,043,639            11,664,612                 75,317               827,893

AIM V.I. Growth and Income Division:
   The Principal Variable Annuity                1,576,345            16,755,376                 82,430               913,388

AIM V.I. Value Division:
   The Principal Variable Annuity                1,243,905            13,230,876                 95,246             1,047,739

American Century VP Growth &
   Income Division:
   Principal Freedom Variable Annuity               50,412               524,993                  7,242                71,963

Asset Allocation Division:
   The Principal Variable Annuity                  834,729            22,217,825                683,360            12,972,108

Balanced Division:
   Personal Variable                               886,567             1,955,537                359,165               673,706
   Premier Variable                              6,339,318            13,629,736              4,740,045             8,750,890
   The Principal Variable Annuity                2,284,756            52,835,595              2,085,229            39,271,588

                                                 9,510,641            68,420,868              7,184,439            48,696,184
Blue Chip Division:
   Principal Freedom Variable Annuity              136,422             1,343,154                 13,245               136,040

Bond Division:
   Personal Variable                               418,281               704,639                185,727               277,590
   Premier Variable                              4,132,232             6,826,337              2,731,487             4,028,982
   Principal Freedom Variable Annuity              111,634             1,149,316                  4,578                47,159
   The Principal Variable Annuity                2,468,514            41,867,932              2,289,764            33,247,289

                                                 7,130,661            50,548,224              5,211,556            37,601,020

                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities (continued)

                                                                          Year ended December 31, 1999
                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Capital Value Division:
   Bankers Flexible Annuity                              -          $    841,253                 22,885          $    766,530
   Pension Builder Plus                              7,017               888,413                204,326             1,317,343
   Pension Builder - Rollover                          769               200,803                130,658               853,075
   Personal Variable                               967,223             3,979,495                717,700             1,970,499
   Premier Variable                              5,573,357            22,944,583              5,435,276            14,926,095
   Principal Freedom Variable Annuity              103,693             1,078,445                    586                 7,725
   The Principal Variable Annuity                2,548,728            95,008,690              2,635,305            64,030,231

                                                 9,200,787           124,941,682              9,146,736            83,871,498
Fidelity VIP II Contrafund Division:
   The Principal Variable Annuity                1,478,491            14,931,250                 42,014               467,306

Fidelity VIP Growth Division:
   The Principal Variable Annuity                1,551,497            16,698,632                110,301             1,213,648

Government Securities Division:
   Pension Builder Plus                              3,243                57,016                135,077               304,315
   Pension Builder - Rollover                        2,725                10,957                123,261               281,975
   Personal Variable                               559,774             1,055,722                402,979               629,754
   Premier Variable                              3,747,210             6,587,956              3,673,738             5,697,825
   The Principal Variable Annuity                2,981,151            48,746,184              2,981,307            42,625,616

                                                 7,294,103            56,457,835              7,316,362            49,539,485
Growth Division:
   Personal Variable                             1,269,770             2,904,572                386,799               896,579
   Premier Variable                              9,481,990            21,824,588              5,078,610            11,584,283
   The Principal Variable Annuity                2,961,592            69,883,318              1,825,509            44,634,652

                                                13,713,352            94,612,478              7,290,918            57,115,514
International Division:
   Personal Variable                               582,324             1,455,068                338,607               600,098
   Premier Variable                              3,664,161             9,217,380              2,292,432             4,103,134
   Principal Freedom Variable Annuity               54,996               630,306                  1,696                19,226
   The Principal Variable Annuity                1,517,640            44,874,562              1,584,525            28,934,331

                                                 5,819,121            56,177,316              4,217,260            33,656,789
International SmallCap Division:
   The Principal Variable Annuity                1,049,723            14,028,696                222,261             2,869,855

LargeCap Growth Division:
   Principal Freedom Variable Annuity               33,844               375,030                  2,569                26,754

MicroCap Division:
   The Principal Variable Annuity                  156,137             1,268,945                 53,831               447,140


                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


4. Purchases and Sales of Investment Securities (continued)

                                                                          Year ended December 31, 1999
                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
MidCap Division:
   Personal Variable                               731,578        $    1,597,024                493,072          $    956,950
   Premier Variable                              4,873,689            10,698,589              4,195,358             8,136,930
   Principal Freedom Variable Annuity               34,298               347,942                  1,952                19,145
   The Principal Variable Annuity                1,298,049            34,317,113              2,807,445            55,410,009

                                                 6,937,614            46,960,668              7,497,827            64,523,034
MidCap Growth Division:
   Principal Freedom Variable Annuity                9,110                96,654                     64                   834
   The Principal Variable Annuity                  542,934             5,216,076                148,770             1,483,926

                                                   552,044             5,312,730                148,834             1,484,760
MidCap Value Division:
   Principal Freedom Variable Annuity               20,181               203,598                  2,293                21,279

Money Market Division:
   Pension Builder Plus                              1,340                32,651                 32,978                75,711
   Pension Builder - Rollover                          668                 2,380                    725                 1,672
   Personal Variable                             4,953,979             6,553,954              4,771,035             6,240,201
   Premier Variable                             35,455,605            47,466,345             34,692,221            45,871,646
   Principal Freedom Variable Annuity              306,893             3,135,144                212,443             2,166,714
   The Principal Variable Annuity               15,033,975           185,294,000             12,793,632           155,754,849

                                                55,752,460           242,484,474             52,503,034           210,110,793
Real Estate Division:
   The Principal Variable Annuity                  115,608             1,167,215                 49,917               468,801

SmallCap Division:
   Principal Freedom Variable Annuity               49,860               662,386                    127                 2,684
   The Principal Variable Annuity                1,050,452            10,647,045                301,274             2,916,217

                                                 1,100,312            11,309,431                301,401             2,918,901
SmallCap Growth Division:
   Principal Freedom Variable Annuity               28,563               318,177                  4,123                56,732
   The Principal Variable Annuity                1,353,563            19,098,502                279,769             3,864,869

                                                 1,382,126            19,416,679                283,892             3,921,601
SmallCap Value Division:
   The Principal Variable Annuity                  320,599             2,839,231                 89,876               849,120

Stock Index 500 Division:
   Principal Freedom Variable Annuity              321,884             3,278,717                 20,066               209,923
   The Principal Variable Annuity                2,535,758            25,955,190                221,631             2,337,587

                                                 2,857,642            29,233,907                241,697             2,547,510
Templeton VP Stock Division:
   Principal Freedom Variable Annuity               22,553               233,152                  2,578                25,724

Utilities Division:
   The Principal Variable Annuity                1,317,255            15,612,615                286,073             3,453,129

                                               135,417,163        $1,061,433,633            104,845,624          $678,088,212


                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


4. Purchases and Sales of Investment Securities (continued)

                                                                          Year ended December 31, 1998

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Aggressive Growth Division:
   The Principal Variable Annuity                3,499,221         $  99,901,754              2,090,432          $ 54,501,935

Asset Allocation Division:
   The Principal Variable Annuity                1,282,525            24,046,561                654,896            11,080,077

Balanced Division:
   Personal Variable                             1,004,328             1,912,930                457,683               780,708
   Premier Variable                             10,422,806            19,013,537              6,268,556            10,551,964
   The Principal Variable Annuity                3,344,124            65,310,536              1,158,043            20,908,480

                                                14,771,258            86,237,003              7,884,282            32,241,152
Bond Division:
   Personal Variable                               483,609               749,413                204,963               298,308
   Premier Variable                              3,340,901             5,252,870              1,335,734             1,947,955
   The Principal Variable Annuity                3,782,130            58,262,756              1,300,729            19,186,344

                                                 7,606,640            64,265,039              2,841,426            21,432,607
Capital Value Division:
   Bankers Flexible Annuity                              -               378,745                 33,142             1,019,158
   Pension Builder Plus                             12,400               489,669                347,496             2,079,127
   Pension Builder - Rollover                       13,394               206,030                 61,664               413,253
   Personal Variable                             1,028,159             3,098,635                706,659             1,805,819
   Premier Variable                              6,692,409            20,064,223              5,703,586            14,753,134
   The Principal Variable Annuity                3,851,690            99,320,683              1,451,484            34,459,963

                                                11,598,052           123,557,985              8,304,031            54,530,454
Government Securities Division:
   Pension Builder Plus                              2,440                59,890                144,796               323,157
   Pension Builder - Rollover                        6,075                31,150                 46,361               105,763
   Personal Variable                               533,981               932,430                395,901               592,463
   Premier Variable                              3,808,301             6,299,202              3,136,542             4,703,918
   The Principal Variable Annuity                4,224,663            63,176,336              1,616,290            23,088,117

                                                 8,575,460            70,499,008              5,339,890            28,813,418
Growth Division:
   Personal Variable                             1,056,605             2,120,837                399,346               785,794
   Premier Variable                              9,492,310            19,278,673              4,562,959             9,075,786
   The Principal Variable Annuity                3,220,065            68,289,943              1,255,802            26,661,033

                                                13,768,980            89,689,453              6,218,107            36,522,613
International Division:
   Personal Variable                               805,432             1,415,902                308,660               500,015
   Premier Variable                              4,733,201             8,515,990              2,974,704             4,950,251
   The Principal Variable Annuity                2,153,106            40,571,261              1,603,148            26,298,072

                                                 7,691,739            50,503,153              4,886,512            31,748,338

                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


4. Purchases and Sales of Investment Securities (continued)

                                                                          Year ended December 31, 1998

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
International SmallCap Division:
   The Principal Variable Annuity                  483,237        $    4,399,364                 64,583          $    563,072

MicroCap Division:
   The Principal Variable Annuity                  175,619             1,530,140                 34,250               274,026

MidCap Division:
   Personal Variable                               879,026             1,880,837                439,232               851,883
   Premier Variable                              5,642,259            12,250,222              2,973,492             5,798,868
   The Principal Variable Annuity                2,793,284            66,291,200              1,875,347            37,219,135

                                                 9,314,569            80,422,259              5,288,071            43,869,886
MidCap Growth Division:
   The Principal Variable Annuity                  381,976             3,381,739                 29,954               268,213

Money Market Division:
   Pension Builder Plus                             53,479               135,725                102,745               203,381
   Pension Builder - Rollover                        1,336                 3,925                  6,405                13,015
   Personal Variable                             3,575,718             4,528,715              3,302,133             4,121,381
   Premier Variable                             48,477,115            61,598,188             45,123,308            56,876,964
   The Principal Variable Annuity               15,337,299           181,640,592             13,184,712           154,775,801

                                                67,444,947           247,907,145             61,719,303           215,990,542
Real Estate Division:
   The Principal Variable Annuity                  213,750             2,032,472                 18,315               172,703

SmallCap Division:
   The Principal Variable Annuity                  492,217             3,787,569                 33,678               267,557

SmallCap Growth Division:
   The Principal Variable Annuity                  368,419             3,229,155                 53,999               486,122

SmallCap Value Division:
   The Principal Variable Annuity                  334,867             2,812,751                 29,295               246,326

Utilities Division:
   The Principal Variable Annuity                  741,204             7,775,696                101,905             1,088,646

                                               148,744,680          $965,978,246            105,592,929          $534,097,687


                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)




4. Purchases and Sales of Investment Securities (continued)

Purchases include reinvested dividends and capital gains. Mortality adjustments are included in purchases and redemptions, as applicable.

Money Market purchases include transactions where investment allocations are not known at the time of the deposit. Redemptions reflect subsequent allocations to directed investment divisions.


5. Year 2000 Issues (Unaudited)

As of January 31, 2000, virtually all of the major technology systems, processes and infrastructure, including those which rely on third party vendors used by Principal Life and other service providers of Separate Account B appear to be operating smoothly following the rollover to the Year 2000. Principal Life has experienced no significant interruptions to normal business operations, including the processing of customer account data and transactions. Principal Life will continue its Year 2000 vigilance into early 2001.

Based on the performance of its major technology systems to date, ongoing plans to deal with external relationships, and contingency plans, Principal Life believes that in the worst case scenario it will experience, at most, isolated and insignificant disruptions of business processes as a result of Year 2000 issues. Such disruptions are not expected to have a material effect on Separate Account B's future results of operations, liquidity, or financial condition.





                        Principal Life Insurance Company

                      Consolidated Statements of Operations




                                                                         Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------
                                                                              (In Millions)
Revenues
Premiums and other considerations                                   $3,152        $3,409        $4,668
Fees and other revenue                                               1,125           992           881
Net investment income                                                2,777         2,806         2,937
Net realized capital gains                                             459           466           176
Contribution from closed block                                          11            13             -
                                                                ------------------------------------------
Total revenues                                                       7,524         7,686         8,662

Expenses
Policy and contract benefits                                         4,210         4,500         5,271
Change in future policy benefits and
   contractholder funds                                                415           277           361
Dividends to policyholders                                               9           155           299
Operating expenses                                                   1,757         2,015         2,036
                                                                ------------------------------------------
                                                                ------------------------------------------
Total expenses                                                       6,391         6,947         7,967
                                                                ------------------------------------------

Income before income taxes                                           1,133           739           695

Income taxes                                                           323            44           241
                                                                ------------------------------------------
                                                                ==========================================
Net income                                                          $  810        $  695        $  454
                                                                ==========================================



See accompanying notes.




                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position


                                                                                        December 31
                                                                                     1999         1998
                                                                                 ---------------------------
                                                                                 ---------------------------
                                                                                       (In Millions)
Assets
Fixed maturities, available-for-sale                                                $21,660      $21,006
Equity securities, available-for-sale                                                   864        1,102
Mortgage loans                                                                       12,296       12,091
Real estate                                                                           2,212        2,585
Policy loans                                                                             28           25
Other investments                                                                       637          349
                                                                                 ---------------------------
Total investments                                                                    37,697       37,158

Cash and cash equivalents                                                               362          461
Accrued investment income                                                               408          375
Deferred policy acquisition costs                                                       792          456
Property and equipment                                                                  458          451
Goodwill and other intangibles                                                          152          161
Premiums due and other receivables                                                      284          261
Mortgage loan servicing rights                                                        1,081          778
Closed block assets                                                                   4,318        4,251
Separate account assets                                                              33,307       29,009
Other assets                                                                            451          582
                                                                                 ---------------------------
                                                                                 ===========================
Total assets                                                                        $79,310      $73,943
                                                                                 ===========================
                                                                                 ===========================

Liabilities
Contractholder funds                                                                $24,523      $23,339
Future policy benefits and claims                                                     7,623        7,082
Other policyholder funds                                                                271          293
Short-term debt                                                                           -          200
Long-term debt                                                                          834          671
Income taxes currently payable                                                           15           27
Deferred income taxes                                                                   159          497
Closed block liabilities                                                              5,395        5,299
Separate account liabilities                                                         33,307       29,009
Other liabilities                                                                     2,232        2,057
                                                                                 ---------------------------
                                                                                 ---------------------------
Total liabilities                                                                    74,359       68,474

Stockholder's equity
Common stock, par value $1 per share - authorized  5,000,000 shares,  issued and outstanding 2,500,000 shares (wholly owned indirectly by Principal Mutual
   Holding Company)                                                                       3            3
Retained earnings                                                                     5,110        4,749
Accumulated other comprehensive income (loss):
   Net unrealized gains (losses) on available-for-sale securities                      (102)         746
   Net foreign currency translation adjustment                                          (60)         (29)
                                                                                 ---------------------------
                                                                                 ---------------------------
Total stockholder's equity                                                            4,951        5,469
                                                                                 ---------------------------
                                                                                 ===========================
Total liabilities and stockholder's equity                                          $79,310      $73,943
                                                                                 ===========================

See accompanying notes.




                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity



                                                            Net Unrealized
                                                          Gains (Losses) on      Net Foreign
                                                          Available-for-Sale      Currency            Total
                                    Common     Retained       Securities         Translation      Stockholder's
                                     Stock     Earnings                          Adjustment          Equity
                                  -------------------------------------------------------------------------------
                                                                  (In Millions)
   Balances at January 1, 1997         $-       $3,803          $   860             $  (9)            $4,654
   Comprehensive income:
     Net income                         -          454                -                 -                454
     Net change in unrealized
       gains and losses on fixed
       maturities,                      -            -              197                 -                197
       available-for-sale
     Net change in unrealized
       gains and losses on
       equity securities,               -            -              118                 -                118
       available-for-sale
     Adjustments for assumed
       changes in amortization
       patterns:
       Deferred policy
         acquisition costs              -            -              (44)                -                (44)
       Unearned revenue reserves        -            -                4                 -                  4
     Provision for deferred
       income taxes                     -            -              (97)                -                (97)
     Change in net foreign
       currency translation             -            -                -                (2)                (2)
       adjustment
                                                                                                 ----------------
   Comprehensive income                                                                                  630
                                  -------------------------------------------------------------------------------
   Balances at December 31, 1997        -        4,257            1,038               (11)             5,284
   Issuance of 2,500,000 shares
     of common stock to parent
     holding company                    3           (3)              -                  -                  -
   Dividend to parent holding           -         (200)              -                  -               (200)
     company
   Comprehensive income:
     Net income                         -          695               -                  -                695
     Net change in unrealized
       gains and losses on fixed
       maturities,                      -            -            (203)                 -               (203)
       available-for-sale
     Net change in unrealized
       gains and losses on
       equity securities,
       available-for-sale,              -            -            (292)                 -               (292)
       including seed money in
       separate accounts
     Adjustments for assumed
       changes in amortization
       patterns:
       Deferred policy
         acquisition costs              -            -              37                  -                 37
       Unearned revenue reserves        -            -              (4)                 -                 (4)
     Provision for deferred
       income tax benefit               -            -             170                  -                170
     Change in net foreign
       currency translation             -            -               -                (18)               (18)
       adjustment
                                                                                                 ----------------
   Comprehensive income                                                                                  385
                                  -------------------------------------------------------------------------------
   Balances at December 31, 1998        3        4,749             746                (29)             5,469



                        Principal Life Insurance Company

           Consolidated Statements of Stockholder's Equity (continued)




                                                            Net Unrealized
                                                          Gains (Losses) on      Net Foreign
                                                          Available-for-Sale      Currency            Total
                                    Common     Retained       Securities         Translation      Stockholder's
                                     Stock     Earnings                          Adjustment          Equity
                                  -------------------------------------------------------------------------------
                                                                  (In Millions)

   Balances at January 1, 1999         $3       $4,749          $  746              $ (29)            $5,469
   Dividend to parent holding           -         (449)              -                  -               (449)
     company
   Comprehensive loss:
     Net income                         -          810               -                  -                810
     Net change in unrealized
       gains and losses on fixed
       maturities,                      -            -          (1,375)                 -             (1,375)
       available-for-sale
     Net change in unrealized
       gains and losses on
       equity securities,
       available-for-sale,              -            -            (142)                 -               (142)
       including seed money in
       separate accounts
     Adjustments for assumed
       changes in amortization
       patterns:
       Deferred policy
         acquisition costs                           -             246                  -                246
       Unearned revenue reserves                     -             (30)                 -                (30)
     Provision for deferred
       income tax benefit                            -             453                  -                453
     Change in net foreign
       currency translation                          -               -                (31)               (31)
       adjustment
                                                                                                 ----------------
   Comprehensive loss                                                                                    (69)
                                  ===============================================================================
   Balances at December 31, 1999       $3       $5,110         $  (102)              $(60)            $4,951
                                  ===============================================================================



See accompanying notes.




                        Principal Life Insurance Company

                      Consolidated Statements of Cash Flows




                                                                              Year ended December 31
                                                                          1999         1998         1997
                                                                      ---------------------------------------
                                                                                  (In Millions)
Operating activities
Net income                                                             $     810   $     695      $   454
Adjustments to reconcile net income to net cash provided by
   operating activities:
   Amortization of deferred policy acquisition costs                          76         170          170
   Additions to deferred policy acquisition costs                           (254)       (229)        (213)
   Gain on sales of subsidiaries                                             (11)         (6)         (14)
   Accrued investment income                                                 (33)         24            7
   Premiums due and other receivables                                        (21)         87          (78)
   Contractholder and policyholder liabilities and dividends
                                                                           1,430       1,489        1,396
   Current and deferred income taxes                                         103        (265)          96
   Net realized capital gains                                               (459)       (466)        (176)
   Depreciation and amortization expense                                      72         100          117
   Change in closed block operating assets and
     liabilities, net                                                        174         230            -
   Other                                                                     163         115         (185)
                                                                      ---------------------------------------
Net adjustments                                                            1,240       1,249        1,120
                                                                      ---------------------------------------
Net cash provided by operating activities                                  2,050       1,944        1,574

Investing activities Available-for-sale securities:
   Purchases                                                             (10,956)     (7,141)      (7,478)
   Sales                                                                   6,852       5,684        7,475
   Maturities                                                              2,500       1,377        1,204
Mortgage loans acquired or originated                                    (16,503)    (14,162)      (9,925)
Mortgage loans sold or repaid                                             16,242      14,414        8,977
Net change in mortgage servicing rights                                     (307)       (387)        (144)
Real estate acquired                                                        (449)       (436)        (309)
Real estate sold                                                             870         662          198
Net change in property and equipment                                         (20)        (20)           -
Change in closed block investments, net                                     (169)       (201)           -
Proceeds from sales of subsidiaries                                           42          96           35
Purchases of interest in subsidiaries, net of cash acquired                  (13)       (218)         (99)
Net change in other investments                                             (260)       (249)         (83)
                                                                      ---------------------------------------
Net cash used in investing activities                                     (2,171)       (581)        (149)





                        Principal Life Insurance Company

                Consolidated Statements of Cash Flows (continued)



                                                                              Year ended December 31
                                                                          1999         1998         1997
                                                                      ---------------------------------------
                                                                                  (In Millions)
Financing activities
Issuance of debt                                                       $     203    $     243     $     75
Principal repayments of debt                                                 (40)         (51)         (28)
Proceeds of short-term borrowings                                          4,952        8,628        5,089
Repayment of short-term borrowings                                        (4,896)      (8,924)      (4,974)
Dividend paid to parent holding company                                     (441)        (140)           -
Investment contract deposits                                               5,325        5,854        4,134
Investment contract withdrawals                                           (5,081)      (7,058)      (5,446)
                                                                      ---------------------------------------
Net cash provided by (used in) financing activities                           22       (1,448)      (1,150)
                                                                      ---------------------------------------

Net increase (decrease) in cash and cash equivalents                         (99)         (85)         275

Cash and cash equivalents at beginning of year                               461          546          271
                                                                      =======================================
Cash and cash equivalents at end of year                               $     362    $     461      $   546
                                                                      =======================================

Schedule of noncash operating and investing activities
Dividend of net noncash assets and liabilities of Princor Financial
   Services Corporation to Principal Financial Services, Inc. on
   April 1, 1999                                                       $      12
                                                                      =============
Thefollowing  noncash  assets and  liabilities  were  transferred  to the Closed
   Block as a result of the July 1, 1998 mutual holding company formation:
   Operating activities:
     Accrued investment income                                                     $       59
     Deferred policy acquisition costs                                                    697
     Other assets                                                                          12
     Future policy benefits and claims                                                 (4,545)
     Other policyholder funds                                                              (7)
     Policyholder dividends payable                                                      (388)
     Other liabilities                                                                   (173)
                                                                                   -------------
   Total noncash operating activities (4,345) Investing activities:
     Fixed maturities, available-for-sale                                               1,562
     Mortgage loans                                                                     1,027
     Policy loans                                                                         736
     Other investments                                                                      1
                                                                                   -------------
   Total noncash investing activities                                                   3,326
                                                                                   =============
   Total noncash operating and investing activities                                   $(1,019)
                                                                                   =============

Net transfer of noncash assets and liabilities of Principal Health
   Care Inc. on April 1, 1998 in exchange for common shares of
   Coventry Health Care, Inc.                                                        $   (160)
                                                                                   =============

See accompanying notes.




                        Principal Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 1999


1. Nature of Operations and Significant Accounting Policies

Reorganization

Effective July 1, 1998, Principal Mutual Life Insurance Company formed a mutual insurance holding company ("Principal Mutual Holding Company") and converted to a stock life insurance company ("Principal Life Insurance Company"). All of the shares of Principal Life Insurance Company were issued to Principal Mutual
Holding Company through two newly formed intermediate holding companies, Principal Financial Group, Inc. and Principal Financial Services, Inc. The reorganization itself did not have a material financial impact on Principal Life Insurance Company and its consolidated subsidiaries, as the net assets so transferred to achieve the change in legal organization were accounted for at historical carrying amounts in a manner similar to that in pooling-of-interests accounting.

Description of Business

Principal  Life  Insurance  Company  and  its  consolidated  subsidiaries  ("the
Company") is a diversified financial services organization engaged in the marketing and management of life insurance, annuity, health, pension and other financial products and services, primarily in the United States.

Basis of Presentation

The accompanying consolidated financial statements of the Company and its majority-owned subsidiaries have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). Less than majority-owned entities in which the Company has at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. All significant intercompany accounts and transactions have been eliminated.

Total assets of the unconsolidated entities amounted to $2.3 billion at December 31, 1999 and $2.2 billion at December 31, 1998. Total revenues of the unconsolidated entities were $2.0 billion in 1999, $1.8 billion in 1998 and $294 million in 1997. During 1999, 1998 and 1997, the Company included $108 million, $18 million and $19 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities.

Closed Block

In conjunction with the formation of the mutual insurance holding company, the Company established a Closed Block for the benefit of certain classes of individual participating and dividend-paying policies in force on that date. The Closed Block was designed to provide reasonable assurance to policyholders included therein that, after



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

the Reorganization, assets would be available to maintain the aggregate dividend scales in effect for 1997 if the experience underlying such scales continued. Assets were allocated to the Closed Block in amounts such that their cash flows together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such policies, including provisions for payment of claims, certain expenses, charges and taxes, and to provide for the continuation of aggregate dividend scales in accordance with the 1997 policy dividend scales if the experience underlying such scales continued, and to allow for appropriate adjustments in such scales if the experience changes.

Assets allocated to the Closed Block inure to the benefits of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held by the Company. The Company will continue to pay guaranteed benefits under all policies, including the policies included in the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, the Company will be required to make such payments from its general funds.

The contribution to the operating income of the Company from the Closed Block is reported as a single line item in the statement of operations. Accordingly, premiums, net investment income, realized capital gains (losses), policyholder benefits and dividends attributable to the Closed Block, less certain expenses and charges and the amortization of deferred policy acquisition costs, are shown as a net number under the caption "Contribution from the Closed Block." This results in material reductions in the respective line items in the statement of operations while having no effect on net income. All assets allocated to the Closed Block are grouped together and shown as a separate item entitled "Closed Block assets"; and all liabilities attributable to the Closed Block are combined and disclosed as the "Closed Block liabilities". The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in operating income or other comprehensive income over the period the policies and contracts in the Closed Block remain in force.

The Contribution from the Closed Block does not represent the total profitability attributable to the policies included in the Closed Block. Certain expenses attributable to the policies included in the Closed Block and commissions on these policies are not included in the reported Contribution from the Closed Block, but rather are included in operating expenses consistent with the initial regulatory funding of the Closed Block. Consequently, the assets needed to fund the Closed Block are less than the total accumulated assets attributable to the policies included in the Closed Block. Income on the assets held outside of the Closed Block is included in net investment income and not included in the Contribution from the Closed Block.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company's consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Investments in fixed maturities and equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 12 for policies related to the determination of fair value.) The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities is adjusted for declines in value that are other than temporary. For the loan-backed and structured securities included in the bond portfolio, the Company recognizes income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the loan balances or fair market values of the properties at the time of foreclosure. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. The Company recognizes impairment losses for its properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced accordingly. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported as net realized capital losses.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Commercial and residential mortgage loans are reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported as net realized capital gains (losses). The Company measures impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. The Company includes residential mortgage loans held for sale in the amount of $432 million and $743 million and commercial mortgage loans held for sale in the amount of $280 million and $22 million at December 31, 1999 and 1998, respectively, which are carried at lower of cost or fair value and reported as mortgage loans in the statements of financial position.

Net realized capital gains and losses on investments are determined using the specific identification basis.

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Derivatives

Derivatives are generally held for purposes other than trading and are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

The Company's risk of loss is typically limited to the fair value of its derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. The Company is also exposed to credit losses in the event of nonperformance of the counterparties. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits.

The Company's use of derivatives is further described in Note 4. The net interest effect of interest rate and currency swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The cost of other derivative contracts is amortized over the life of the contracts and classified with the results of the underlying hedged item. Certain contracts are designated as hedges of specific assets and, to the extent those assets are marked to market, the hedge contracts are also marked to market and included as an adjustment of the underlying asset value. Other contracts are designated and accounted for as hedges of certain liabilities and are not marked to market.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce the Company's exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the changes in value of the derivatives are included in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims, and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance policies. Investment contracts are contractholders' funds on deposit with the Company and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyholders. Reserves for non-participating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally vary by plan, year of issue and policy duration. Investment yield is based on the Company's experience. Mortality, morbidity and withdrawal rate assumptions are based on experience of the Company and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, the Company believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Recognition of Premiums, Fees and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of whole life and term life insurance policies and certain immediate annuities with life contingencies. Premiums from these products are recognized as premium revenue when due.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Some group contracts allow for premiums to be adjusted to reflect emerging experience. Such adjusted premiums are recognized in the period that the related experience emerges. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

Related policy benefits and expenses for individual and group life and health insurance products are associated with earned premiums and result in the recognition of profits over the expected lives of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject the Company to risks arising from policyholder mortality or morbidity, and consist primarily of Guaranteed Investment Contracts ("GICs") and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Acquisition costs that are not deferrable and maintenance costs are charged to operations as incurred.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Deferred policy acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred policy acquisition costs of non-participating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

The Company enters into reinsurance agreements with other companies in the normal course of business. The Company may assume reinsurance from or cede reinsurance to other companies. Premiums and expenses are reported net of reinsurance ceded. The Company is contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. To minimize the possibility of losses, the Company evaluates the financial condition of its reinsurers and continually monitors concentrations of credit risk.

The effect of reinsurance on premiums and other considerations and policy and contract benefits and changes in reserves is as follows (in millions):

                                                                         Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------
   Premiums and other considerations:
     Direct                                                         $3,187        $3,390        $4,601
     Assumed                                                             4            59           106
     Ceded                                                             (39)          (40)          (39)
                                                                ==========================================
   Net premiums and other considerations                            $3,152        $3,409        $4,668
                                                                ==========================================

   Policy and contract benefits and changes in reserves:
     Direct                                                         $4,656        $4,739        $5,596
     Assumed                                                            (1)           66           102
     Ceded                                                             (30)          (28)          (66)
                                                                ------------------------------------------
   Net policy and contract benefits and changes in reserves
                                                                    $4,625        $4,777        $5,632
                                                                ==========================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Effective July 1, 1998, the Company no longer participates in reinsurance pools related to the Federal Employee Group Life Insurance and Service Group Life Insurance programs. In 1997, the premium assumed from these arrangements was approximately $85 million.

Guaranty-fund Assessments

Guaranty-fund assessments are accrued for anticipated assessments, which are estimated using data available from various industry sources that monitor the current status of open and closed insolvencies. The Company has also established an other asset for assessments expected to be recovered through future premium tax offsets.

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by the Company for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than the Company, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of the Company. The Company receives a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

Income Taxes

Principal Mutual Holding Company files a consolidated income tax return that includes the Company and all of its qualifying subsidiaries and has a policy of allocating income tax expenses and benefits to companies in the group based upon pro rata contribution of taxable income or operating losses. The Company is taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Foreign Exchange

The Company's foreign subsidiaries' statements of financial position and operations are translated at the current exchange rates and average exchange rates for the year, respectively. Resulting translation adjustments for foreign subsidiaries and certain other transactions are reported as a component of equity. Other translation adjustments for foreign currency transactions that affect cash flows are reported in current operations.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Pension and Postretirement Benefits

The Company accounts for its pension benefits and postretirement benefits other than pension (medical, life insurance and long-term care) using the full accrual method.

Property and Equipment

Property and equipment includes home office properties, related leasehold improvements, purchased and internally developed software and other fixed assets. Property and equipment use is shown in the consolidated statements of financial position at cost less allowances for accumulated depreciation. Provisions for depreciation of property and equipment are computed principally on the straight-line method over the estimated useful lives of the assets. Property and equipment and related accumulated depreciation are as follows (in millions):

                                                          December 31
                                                      1999           1998
                                                  -----------------------------

   Property and equipment                              $777           $730
   Accumulated depreciation                            (319)          (279)
                                                  =============================
   Property and equipment, net                         $458           $451
                                                  =============================

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net assets (i.e., goodwill) and other intangible assets which have been recorded in connection with acquisitions. These assets are amortized on a straight-line basis generally over 10 to 15 years. The carrying amount of goodwill and other intangibles is reviewed periodically for indicators of impairment in value, which in the view of management are other than temporary, including unexpected or adverse changes in the economic or competitive environments in which the Company operates, profitability analyses and the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business and reduces the goodwill to an amount that results in the book value of the subsidiary approximating fair value.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Goodwill and other intangibles, and related accumulated amortization, are as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------

   Goodwill                                                                        $176           $185
   Other intangibles                                                                 21             16
                                                                              -----------------------------
                                                                                    197            201
   Accumulated amortization                                                         (45)           (40)
                                                                              =============================
   Total goodwill and other intangibles, net                                       $152           $161
                                                                              =============================

Premiums Due and Other Receivables

Premiums due and other  receivables  include life and health insurance  premiums
due,   reinsurance   recoveries,   guaranty  funds  receivable  or  on  deposit,
receivables from the sale of securities and other receivables.

Mortgage Loan Servicing Rights

Mortgage loan servicing rights represent the cost of purchasing or originating the right to service mortgage loans. These costs are capitalized and amortized to operations over the estimated remaining lives of the underlying loans using the interest method and taking into account appropriate prepayment assumptions. Capitalized mortgage loan servicing rights are periodically assessed for impairment, which is recognized in the consolidated statements of operations during the period in which impairment occurs by establishing a corresponding valuation allowance.

Other Assets

Included in other assets are certain assets pending transfer or novation that are carried at fair value (see Note 2). The remainder of other assets are reported primarily at cost.

Comprehensive Income (Loss)

Comprehensive  income (loss) includes all changes in stockholder's equity during
a  period  except  those  resulting  from   investments  by   shareholders   and
distributions to shareholders.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years (in millions):

                                                                               December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------
   Unrealized gains (losses) on available-for-sale securities
     arising during the year                                       $(1,039)        $(530)         $106
   Adjustment for realized gains on available-for-sale
     securities included in net income                                 191           238            72
                                                                ==========================================
   Unrealized gains (losses) on available-for-sale securities,
     as adjusted                                                   $  (848)        $(292)         $178
                                                                ==========================================

The above adjustment for net realized gains on available-for-sale securities included in net income is presented net of tax, related changes in the amortization patterns of deferred policy acquisition costs and unearned revenue reserves.

Reclassifications

Certain reclassifications have been made to the 1997 and 1998 consolidated financial statements to conform to the 1999 presentation.

Accounting Changes

In June 1998, the Financial Accounting Standards Board ("the FASB") issued Statement No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). In June 1999, Statement No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, ("SFAS 137") was issued deferring the effective date of SFAS 133 by one year. The new effective date for the Company to adopt SFAS 133 is January 1, 2001. SFAS 133 will require the Company to include all derivatives in the consolidated statement of financial position at fair value. Changes in derivative fair values will either be recognized in earnings as offsets to the changes in fair value of related hedged assets, liabilities and firm commitments or, for forecasted transactions, deferred and recorded as a component of equity until the hedged transactions occur and are recognized in earnings. The ineffective portion of a hedging derivative's change in fair value will be immediately recognized in earnings. The impact of SFAS 133 on the Company's financial statements will depend on a variety of factors, including future interpretive guidance from the FASB, the future level of forecasted and actual foreign currency transactions, the extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. However, the Company does not believe the effect of adopting SFAS 133 will be material to its consolidated financial position.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

On January 1, 1999, the Company implemented the Statement of Position ("SOP") 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. SOP 98-1 defines internal use software and when the costs associated with internal use should be capitalized. The implementation did not have a material impact on the Company's consolidated financial statements.


2. Mergers, Acquisitions and Divestitures

During 1999, various acquisitions were made by the Company's subsidiaries at purchase prices aggregating $13 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1999 and total 1999 revenue of $17 million and $12 million, respectively.

Effective April 1, 1998, the Company merged substantially all of its managed care operations with Coventry Corporation in exchange for a non-majority ownership position in the resulting entity, Coventry Health Care, Inc. The Company's investment in Coventry Health Care, Inc. is accounted for using the equity method. Net equity of the transferred business on April 1, 1998 was $170 million. Consolidated financial results for 1997 included total assets at December 31, 1997, and total revenues and pretax loss for the year then ended of approximately $419 million, $883 million and $(26) million, respectively, for the transferred business.

During 1998, various acquisitions were made by the Company's subsidiaries at purchase prices aggregating $224 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1998 and total 1998 revenue of $459 million and $58 million, respectively.

During 1998, various divestitures were made by certain of the Company's subsidiaries at selling prices aggregating $118 million and $15 million in net realized capital gains were realized as a result of these divestitures. In 1997, the financial statements included $152 million in assets, $206 million in revenues and $20 million of pretax losses related to these subsidiaries.

During 1997, various acquisitions were made by certain of the Company's subsidiaries at purchase prices aggregating $101 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1997 and total 1997 revenue of $459 million and $86 million, respectively.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments

Under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, securities are generally classified as available-for-sale, held-to-maturity, or trading. The Company has classified its entire fixed maturities portfolio as available-for-sale, although it is generally the Company's intent to hold these securities to maturity. The Company has also classified all equity securities as available-for-sale. Securities classified as available-for-sale are reported at fair value in the consolidated statements of financial position with the related unrealized holding gains and losses on such available-for-sale securities reported as a separate component of equity after adjustments for related changes in deferred policy acquisition costs, unearned revenue reserves and deferred income taxes.

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 1999 and 1998, are as follows (in millions):

                                                                   Gross           Gross
                                                                Unrealized      Unrealized         Fair
                                                   Cost            Gains          Losses          Value
                                              ---------------------------------------------------------------
                                              ---------------------------------------------------------------
   December 31, 1999 Fixed maturities:
     United States Government and agencies
                                                  $    163        $    -          $    2         $     161
     Foreign governments                               808            18              15               811
     States and political subdivisions                 139             1               9               131
     Corporate - public                              5,187            73             137             5,123
     Corporate - private                            10,300            95             332            10,063
     Mortgage-backed and other asset-backed
       securities                                    5,486            12             127             5,371
                                              ---------------------------------------------------------------
   Total fixed maturities                          $22,083          $199            $622           $21,660
                                              ===============================================================
   Total equity securities                       $     721          $176           $  33         $     864
                                              ===============================================================

   December 31, 1998 Fixed maturities:
     United States Government and agencies
                                                 $     615       $     -           $  10         $     605
     Foreign governments                               340            29               5               364
     States and political subdivisions                 137            10               -               147
     Corporate - public                              3,841           249              84             4,006
     Corporate - private                            10,570           623              95            11,098
     Mortgage-backed and other asset-backed
       securities                                    4,659           138              11             4,786
                                              ---------------------------------------------------------------
                                              ===============================================================
   Total fixed maturities                          $20,162        $1,049            $205           $21,006
                                              ===============================================================
   Total equity securities                       $     760       $   395           $  53          $  1,102
                                              ===============================================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

The cost and fair value of fixed maturities available-for-sale at December 31, 1999, by expected maturity, are as follows (in millions):

                                                                                 Cost        Fair Value
                                                                             ------------------------------
                                                                             ------------------------------

   Due in one year or less                                                     $  1,261        $  1,260
   Due after one year through five years                                          7,784           7,654
   Due after five years through ten years                                         4,342           4,281
   Due after ten years                                                            3,210           3,094
                                                                             ------------------------------
                                                                             ------------------------------
                                                                                 16,597          16,289
   Mortgage-backed and other asset-backed securities                              5,486           5,371
                                                                             ------------------------------
                                                                             ==============================
   Total                                                                        $22,083         $21,660
                                                                             ==============================

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or pre-pay obligations.

Major categories of net investment income are summarized as follows (in millions):

                                                                         Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Fixed maturities, available-for-sale                             $1,578        $1,525        $1,620
   Equity securities, available-for-sale                                46            32            39
   Mortgage loans                                                    1,025         1,100         1,084
   Real estate                                                         188           143           107
   Policy loans                                                          2            27            50
   Cash and cash equivalents                                            19             9             9
   Other                                                                43            58            92
                                                                ------------------------------------------
                                                                ------------------------------------------
                                                                     2,901         2,894         3,001

   Less investment expenses                                           (124)          (88)          (64)
                                                                ------------------------------------------
                                                                ==========================================
   Net investment income                                            $2,777        $2,806        $2,937
                                                                ==========================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

The major components of net realized capital gains on investments are summarized as follows (in millions):

                                                                           Year ended December 31
                                                                     1999          1998           1997
                                                                 -------------------------------------------

   Fixed maturities, available-for-sale:
     Gross gains                                                     $  31         $  67         $  51
     Gross losses                                                     (123)          (31)          (43)
   Equity securities, available-for-sale:
     Gross gains                                                       409           329           132
     Gross losses                                                      (26)          (40)          (26)
   Mortgage loans                                                       (8)            8            (6)
   Real estate                                                          56           126            64
   Other                                                               120             7             4
                                                                 ===========================================
   Net realized capital gains                                         $459          $466          $176
                                                                 ===========================================

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $5.3 billion, $2.8 billion and $5.0 billion in 1999, 1998 and 1997 respectively. Of the 1999, 1998 and 1997 proceeds, $3.6 billion, $2.2 billion and $4.0 billion, respectively, relates to sales of mortgage-backed securities. The Company actively manages its mortgage-backed securities portfolio to control prepayment risk. Gross gains of $2 million, $23 million and $29 million and gross losses of $57 million, $7 million and $10 million in 1999, 1998 and 1997, respectively, were realized on sales of mortgage-backed securities. At December 31, 1999, the Company had security purchases payable totaling $910 million relating to the purchases of mortgage-backed securities at forward dates.

The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale is reported as a separate component of equity, reduced by adjustments to deferred policy acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes. The cumulative amount of net unrealized gains and losses on available-for-sale securities, including the net unrealized gains and losses on the Closed Block available-for-sale securities, is as follows (in millions):




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------

   Net unrealized gains and losses on fixed maturities, available-for-sale
                                                                                  $(436)         $939
   Net unrealized gains and losses on equity securities, available-for-sale,
     including seed money in separate accounts                                      205           347
   Adjustments for assumed changes in amortization patterns:
     Deferred policy acquisition costs                                               79          (167)
     Unearned revenue reserves                                                      (13)           17
   Provision for deferred income (taxes) tax benefit                                 63          (390)
                                                                              =============================
   Net unrealized gains and losses on available-for-sale securities               $(102)         $746
                                                                              =============================

During 1998, the net change in unrealized gains and losses on fixed maturities, available-for-sale, appearing in the consolidated statements of equity includes the effect of a change in the method of estimating the fair value of certain corporate bonds, net of related adjustments for assumed changes in amortization patterns and deferred income taxes, of $116 million.

The corporate private placement bond portfolio is diversified by issuer and industry. Restrictive bond covenants are monitored by the Company to regulate the activities of issuers and control their leveraging capabilities.

Commercial mortgage loans and corporate private placement bonds originated or acquired by the Company represent its primary areas of credit risk exposure. At December 31, 1999 and 1998, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

               Geographic Distribution                             Property Type Distribution
------------------------------------------------------   --------------------------------------------------
                                    December 31                                          December 31
                                  1999        1998                                     1999       1998
                               -----------------------                              -----------------------
                               -----------------------                              -----------------------

   New England                      5%          5%       Office                         30%        29%
   Middle Atlantic                 14          14        Retail                         33         33
   East North Central              10          10        Hotel                           1          1
   West North Central               4           5        Mixed use/other                 2          2
   South Atlantic                  25          25        Industrial                     32         33
   East South Central               3           3        Apartments                      3          3
   West South Central               7           7        Valuation allowance            (1)        (1)
   Mountain                         5           4
   Pacific                         28          28
   Valuation allowance             (1)         (1)




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established for the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is reported as a net realized capital loss.

Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries are credited to the allowance for losses. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may change.

A summary of the changes in the mortgage loan allowance for losses is as follows (in millions):

                                                                                   December 31
                                                                          1999        1998        1997
                                                                       ------------------------------------

   Balance at beginning of year                                            $104        $121        $121
   Establishment of closed block (see Note 5)                                 -          (9)          -
   Provision for losses                                                       5           4           8
   Releases due to write-downs, sales and foreclosures                       (1)        (12)         (8)
                                                                       ====================================
   Balance at end of year                                                  $108        $104        $121
                                                                       ====================================

The Company was servicing approximately 555,000 and 484,000 residential mortgage loans with aggregate principal balances of approximately $51.9 billion and $42.1 billion at December 31, 1999 and 1998, respectively. In connection with these mortgage servicing activities, the Company held funds in trust for others totaling approximately $334 million and $284 million at December 31, 1999 and 1998, respectively. In connection with its loan administration activities, the Company advances payments of property taxes and insurance premiums and also advances principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, the Company makes certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as advances on serviced loans. Amounts advanced are considered in management's evaluation of the adequacy of the mortgage loan allowance for losses.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

Real estate holdings and related accumulated depreciation are as follows (in millions):

                                                       December 31
                                                   1999           1998
                                               -----------------------------

   Investment real estate                          $1,461        $1,890
   Accumulated depreciation                          (161)         (183)
                                               -----------------------------
                                                    1,300         1,707
   Properties held for sale                           912           878
                                               =============================
   Real estate, net                                $2,212        $2,585
                                               =============================

Other investments include a temporarily controlled subsidiary. Also included in other investments are properties owned jointly with venture partners and operated by the partners. Joint ventures in which the Company has an interest have mortgage loans with the Company of $760 million and $876 million at December 31, 1999 and 1998, respectively. The Company is committed to providing additional mortgage financing for such joint ventures aggregating $77 million at December 31, 1999.


4. Derivatives Held or Issued for Purposes Other Than Trading

The Company uses exchange-traded interest rate futures and mortgage-backed securities forwards to hedge against interest rate risks. The Company attempts to match the timing of when interest rates are committed on insurance products and on new investments. However, timing differences do occur and can expose the Company to fluctuating interest rates. Interest rate futures and mortgage-backed securities forwards are used to minimize these risks. In these contracts, the Company is subject to the risk that the counterparties will fail to perform and to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. The notional amounts of futures contracts ($76 million at December 31, 1999, and $855 million at December 31,
1998) represent the extent of the Company's involvement. The Company had outstanding mortgage-backed securities forwards of $149 million and $55 million at December 31, 1999 and 1998, respectively.

The Company uses interest rate swaps to more closely match the interest rate characteristics of its assets with those of its liabilities. Swaps are used in asset and liability management to modify duration and match cash flows. Occasionally, the Company will sell a callable investment-type contract and may use interest rate swaptions or similar instruments to transform the callable liability into a fixed term liability. In addition, the Company may sell an investment-type contract with attributes tied to market indices in which case the Company uses a call option to transform the liability into a




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Derivatives Held or Issued for Purposes Other Than Trading (continued)

fixed rate liability. The notional principal amounts of the interest rate swaps outstanding at December 31, 1999 and 1998 were $1,211 million and $1,533 million, respectively, and the credit exposure at December 31, 1999 and 1998 was $19 million for both years. The notional principal amounts of the swaptions outstanding at December 31, 1999 and 1998 were $470 million and $259 million, respectively, and the credit exposure at December 31, 1999 and 1998 was $9 million and $6 million, respectively. The notional amounts of call options were $30 million at both December 31, 1999 and 1998, and the credit exposure was $19 million and $6 million at December 31, 1999 and 1998, respectively. The Company's current credit exposure on swaps is limited to the value of interest rate swaps that have become favorable to the Company. The average unexpired terms of the swaps were approximately five years at December 31, 1999 and six years at December 31, 1998. The net amount payable or receivable from interest rate swaps is accrued as an adjustment to interest income. The Company's interest rate swap agreements include cross-default provisions when two or more swaps are transacted with a given counterparty.

The Company enters into currency exchange swap agreements to convert certain foreign denominated fixed rate assets and liabilities into U. S. dollar denominated instruments to eliminate the exposure to future currency volatility on those items. At December 31, 1999, the Company had various foreign currency exchange agreements with maturities ranging from 2000 to 2018, with an aggregate notional amount of approximately $1,571 million and a credit exposure of $69 million. At December 31, 1998, such maturities ranged from 1999 to 2018 with an aggregate notional amount of approximately $486 million and a credit exposure of $35 million. The average unexpired term of the swaps was approximately six years at December 31, 1999 and seven years at December 31, 1998.

With regard to its foreign operations, the Company attempts to conduct much of its business in the functional currency of the country of operation. At times, the Company is unable to do so, and beginning in 1999 for these cases, it uses foreign exchange derivatives to hedge the resulting currency risk. At December 31, 1999, the Company had foreign currency swaps with a notional amount of $5 million outstanding.

The Company manages the risk on its commercial mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, interest rate swaps, and interest rate futures. The Company entered into mortgage-backed forwards totaling $87 million and $27 million at December 31, 1999 and 1998, respectively, and interest rate swaps with notional amounts of $88 million with a credit exposure totaling $2 million at December 31, 1999. In addition, the Company entered into interest rate futures contracts with notional amounts of $211 million and $58 million at December 31, 1999 and 1998, respectively. Such futures contracts are marked to market and settled daily.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Derivatives Held or Issued for Purposes Other Than Trading (continued)

The Company manages risk on its residential mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, over-the-counter options on mortgage-backed securities, U.S. Treasury futures contracts and options on Treasury futures contracts. The Company entered into mandatory forward, option and futures contracts totaling approximately $1,080 million and $2,369 million at December 31, 1999 and 1998, respectively, to reduce interest rate risk on certain mortgage loans held for sale and other commitments. The forward contracts provide for the delivery of securities at a specified future date at a specified price or yield. In the event the counterparty is unable to meet its contractual obligations, the Company may be exposed to the risk of selling mortgage loans at prevailing market prices. The effect of these contracts was considered in the lower of cost or market calculation of mortgage loans held for sale.

The Company has committed to originate approximately $372 million and $1,100 million of mortgage loans at December 31, 1999 and 1998, respectively, subject to borrowers meeting the Company's underwriting guidelines. These commitments call for the Company to fund such loans at a future date with a specified rate at a specified price. Because the borrowers are not obligated to close the loans, the Company is exposed to risks that it may not have sufficient mortgage loans to deliver to its mandatory forward contracts and, thus, would be obligated to purchase mortgage loans at prevailing market rates to meet such commitments. Conversely, the Company is exposed to the risk that more loans than expected will close, and the loans would then be sold at current market prices.

The Company uses interest rate floors and options on futures contracts in hedging a portion of its portfolio of mortgage servicing rights from prepayment risk associated with changes in interest rates. The Company had entered into interest rate floor and option contracts with a notional value of $5,550 million and $6,314 million at December 31, 1999 and 1998, respectively. The floors and contracts provide for the receipt of payments when interest rates are below predetermined interest rate levels. The premiums paid for floors are included in other assets in the Company's consolidated statements of financial position.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




5. Closed Block

Summarized financial information of the Closed Block is as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------
   Assets
   Fixed maturities available-for-sale                                            $1,782        $1,722
   Mortgage loans                                                                  1,036         1,063
   Policy loans                                                                      752           741
   Other investments                                                                   1             1
                                                                              -----------------------------
   Total investments                                                               3,571         3,527

   Cash and cash equivalents                                                          24             -
   Accrued investment income                                                          63            60
   Deferred policy acquisition costs                                                 639           649
   Premiums due and other receivables                                                 21            15
                                                                              =============================
                                                                                  $4,318        $4,251
                                                                              =============================
   Liabilities
   Future policy benefits and claims                                              $4,864        $4,668
   Other policyholder funds                                                          406           399
   Other liabilities                                                                 125           232
                                                                              -----------------------------
                                                                                  $5,395        $5,299
                                                                              =============================

                                                                                     For the six-month
                                                              For the year ended   period from formation
                                                              December 31, 1999     to December 31, 1998
                                                             ----------------------------------------------
   Revenues and expenses
   Premiums and other considerations                                  $764                   $390
   Net investment income                                               269                    127
   Other income (expense)                                               (2)                     1
   Policy and contract benefits                                       (438)                  (196)
   Change in future policy benefits and contractholder funds
                                                                      (176)                  (110)
   Dividends to policyholders                                         (296)                  (143)
   Operating expenses                                                 (110)                   (56)
                                                             ==============================================
   Contribution from Closed Block (before income taxes)
                                                                     $  11                  $  13
                                                             ==============================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




6. Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 1999, 1998 and 1997 are as follows (in millions):

                                                                               December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Balance at beginning of year                                       $456        $1,057        $1,058
   Balance transferred to the Closed Block                               -          (697)            -
   Cost deferred during the year                                       254           229           213
   Amortized to expense during the year                                (76)         (170)         (170)
   Effect of unrealized (gains) losses                                 158            37           (44)
                                                                ==========================================
   Balance at end of year                                             $792       $   456        $1,057
                                                                ==========================================


7. Insurance Liabilities

Major components of contractholder funds in the consolidated statements of financial position, are summarized as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------
   Liabilities for investment-type contracts:
     Guaranteed investment contracts                                               $15,941      $15,211
     Domestic funding agreements                                                       743          653
     International funding agreements backing
       medium-term notes                                                             1,139            -
     Other investment-type contracts                                                 3,115        3,806
                                                                              -----------------------------
   Total liabilities for investment-type contracts                                  20,938       19,670

   Liabilities for individual annuities                                              2,522        2,685
   Universal life and other reserves                                                 1,063          984
                                                                              =============================
   Total contractholder funds                                                      $24,523      $23,339
                                                                              =============================

The Company's contractholder funds, excluding universal life reserves, include surrender and withdrawal provisions which mitigate the risk of losses due to early withdrawals. Approximately 90% of such contractholder funds, include surrender or market value adjustment provisions, or are not subject to discretionary withdrawal. The remainder is subject to discretionary withdrawal at book value with minimal or no surrender charge.

Approximately 3.0% of the Company's investment contract portfolio includes puttable funding agreements, representing 1.3% of general account assets. Approximately 2.5% of the portfolio includes contracts which require the contractholder to give the Company a minimum of 90 days notice before contract termination payment.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




7. Insurance Liabilities (continued)

Funding agreements are issued to non-qualified institutional investors both in domestic and international markets. In late 1998, the Company established a $2 billion program under which an offshore special purpose entity was created to issue nonrecourse medium-term notes. Under the program, the proceeds of each note series issuance are used to purchase a funding agreement from the Company, with the funding agreement so purchased then used to secure that particular series of notes. In general, the payment terms of any particular series of notes match the payment terms of the funding agreement that secures that series. Claims for principal and interest under those international funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws. During 1999, the Company began issuing international funding agreements to the offshore special purpose vehicle under that program. The offshore special purpose vehicle issued medium-term notes to investors in Europe, Asia and Australia. In general, the medium-term note funding agreements do not give the contractholder the right to terminate prior to contractually stated maturity dates, absent the existence of certain circumstances which are largely within the Company's control. At December 31, 1999, the contractual maturities were 2002 - $180 million; 2004 - $358 million; 2008 - $36 million; and 2009 - $565 million.

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):

                                                                               December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Balance at beginning of year                                    $   641       $   770       $   800

   Incurred:
     Current year                                                    1,831         1,922         2,723
     Prior years                                                        32           (14)          (21)
                                                                ------------------------------------------
                                                                ------------------------------------------
   Total incurred                                                    1,863         1,908         2,702

   Reclassification for subsidiary merger
     (see Note 2)                                                        -           155             -
   Payments:
     Current year                                                    1,380         1,523         2,235
     Prior years                                                       405           359           497
                                                                ------------------------------------------
   Total payments                                                    1,785         2,037         2,732
                                                                ------------------------------------------

   Balance at end of year:
     Current year                                                      451           349           476
     Prior years                                                       268           292           294
                                                                ------------------------------------------
                                                                ==========================================
   Total balance at end of year                                    $   719       $   641       $   770
                                                                ==========================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




7. Insurance Liabilities (continued)

The activity summary in the liability for unpaid accident and health claims shows an increase of $32 million, a decrease of $14 million and a decrease of $21 million to the December 31, 1998, 1997 and 1996 liability for unpaid accident and health claims, respectively, arising in prior years. Such liability adjustments, which affected current operations during 1999, 1998 and 1997, respectively, resulted from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid accident and health claims.


8. Debt

Short-term debt

Short-term debt consists primarily of commercial paper and outstanding balances on credit facilities with various banks. At December 31, 1999, the Company and certain subsidiaries had credit facilities with various banks in an aggregate amount of $1.5 billion. The credit facilities may be used for general corporate purposes and also to provide backup for the Company's commercial paper programs.

Long-term debt

The components of debt as of December 31, 1999 and December 31, 1998 are as follows (in millions):

                                                                                      December 31
                                                                                 1999           1998
                                                                             ------------------------------

      7.875% surplus notes payable, due 2024                                      $199           199
      8% surplus notes payable, due 2044                                            99            99
      Non-recourse mortgages and notes payable                                     335           214
      Other mortgages and notes payable                                            201           159
                                                                             ==============================
      Total long-term debt                                                        $834          $671
                                                                             ==============================

The amounts included above are net of the discount and direct costs associated with issuing these notes which are being amortized to expense over their respective terms using the interest method.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




8. Debt (continued)

On March 10, 1994, the Company issued $300 million of surplus notes, including $200 million due March 1, 2024 at a 7.875% annual interest rate and the remaining $100 million due March 1, 2044 at an 8% annual interest rate. No affiliates of the Company hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that the Company has sufficient surplus earnings to make such payments. For each of the years ended December 31, 1999, 1998 and 1997, interest of $24 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024 may be redeemed at the Company's election on or after March 1, 2004 in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044 may be redeemed at the Company's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. The Company has obtained loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 1999 range from $1 million to $38 million per development with interest rates generally ranging from 6.4% to 9.3%. Outstanding principal balances as of December 31, 1998 range from $1 million to $39 million per development with interest rates generally ranging from 6.6% to 9.3%.

At December 31, 1999, future annual maturities of debt are as follows (in millions):

   2000                                                              $124
   2001                                                                72
   2002                                                                19
   2003                                                                12
   2004                                                                12
   Thereafter                                                         595
                                                                  ----------
                                                                  ==========
   Total future maturities of debt                                   $834
                                                                  ==========

Cash paid for interest for 1999, 1998 and 1997 was $96 million, $97 million and $67 million, respectively. These amounts include interest paid on taxes during these years.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




9. Income Taxes

The Company's income tax expense (benefit) is as follows (in millions):

                                                                          Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------
   Current income taxes:
     Federal                                                        $  84         $ (80)          $144
     State and foreign                                                 13            10              3
     Net realized capital gains                                       162           107             11
                                                                ------------------------------------------
   Total current income taxes                                         259            37            158
   Deferred income taxes                                               64             7             83
                                                                ==========================================
   Total income taxes                                                $323           $44           $241
                                                                ==========================================

The Company's provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and the Company's effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate is as follows:

                                                                         Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Statutory corporate tax rate                                      35%           35%           35%
   Dividends received deduction                                      (3)           (4)           (2)
   Interest exclusion from taxable income                             -            (1)           (1)
   Resolution of prior year tax issues                                -           (20)            -
   Other                                                             (3)           (4)            3
                                                                ------------------------------------------
   Effective tax rate                                                29%            6%           35%
                                                                ==========================================

Significant components of the Company's net deferred income taxes are as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------
   Deferred income tax assets (liabilities):
     Insurance liabilities                                                        $ 138         $ 117
     Deferred policy acquisition costs                                             (149)         (111)
     Net unrealized losses (gains) on available for sale
       securities                                                                    88          (381)
     Mortgage loan servicing rights                                                (210)         (111)
     Other                                                                          (26)          (11)
                                                                              =============================
                                                                                  $(159)        $(497)
                                                                              =============================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




9. Income Taxes (continued)

The Internal Revenue Service ("the Service") has completed examination of the consolidated federal income tax returns of the Company and affiliated companies through 1992. The Service is completing their examination of the Company's returns for 1993 and 1994. The Service has also begun to examine returns for 1995 and 1996. The Company believes that there are adequate defenses against or sufficient provisions for any challenges.

Undistributed earnings of certain foreign subsidiaries are considered indefinitely reinvested by the Company. A tax liability will be recognized when the Company expects distribution of earnings in the form of dividends, sale of the investment or otherwise.

Cash paid for income taxes was $270 million in 1999, $309 million in 1998 and $143 million in 1997.


10. Employee and Agent Benefits

The Company has defined benefit pension plans covering substantially all of its employees and certain agents. The employees and agents are generally first eligible for the pension plans when they reach age 21. The pension benefits are based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of pension benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and any change in unfunded accrued liability over a 30-year period as a percentage of compensation.

The Company also provides certain health care, life insurance and long-term care benefits for retired employees. Substantially all employees are first eligible for these postretirement benefits when they reach age 57 and have completed ten years of service with the Company. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and an accrued liability over a 30-year period as a percentage of compensation.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Employee and Agent Benefits (continued)

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, is as follows (in millions):

                                                                                     Other Postretirement
                                                 Pension Benefits                          Benefits
                                          ----------------------------------    ------------------------------
                                                     December 31                         December 31
                                            1999        1998        1997          1999      1998       1997
                                          ---------- ----------- -----------    --------- ---------- ---------
   Change in benefit obligation
   Benefit obligation at beginning of      $  (827)     $(700)      $(732)        $(206)    $(214)    $(218)
     year
   Service cost                                (42)       (34)        (41)          (11)      (12)      (12)
   Interest cost                               (55)       (50)        (52)          (14)      (15)      (16)
   Actuarial gain (loss)                       163        (79)        101            (3)       20        19
   Curtailment adjustment                        -          -           7             -         -         -
   Benefits paid                                29         36          17             6        15        13
                                          ========== =========== ===========    ========= ========== =========
   Benefit obligation at end of year       $  (732)     $(827)      $(700)        $(228)    $(206)    $(214)
                                          ========== =========== ===========    ========= ========== =========

   Change in plan assets
   Fair value of plan assets at
     beginning of year                     $   993      $ 980       $ 841         $ 326     $ 300     $ 247
   Actual return on plan assets                 90         23         130             5        15        41
   Employer contribution                         6         26          26            21        26        25
   Benefits paid                               (29)       (36)        (17)           (6)      (15)      (13)
                                          ---------- ----------- -----------    --------- ---------- ---------
   Fair value of plan assets at end of      $1,060      $ 993       $ 980         $ 346     $ 326     $ 300
     year
                                          ========== =========== ===========    ========= ========== =========

   Funded status                           $   328      $ 166       $ 280         $ 118     $ 120     $  86
   Unrecognized net actuarial gain            (216)       (38)       (182)          (46)      (71)      (53)
   Unrecognized prior service cost              11         12          14             -         -         -
   Unamortized transition obligation           (26)       (37)        (49)            4         8        12
     (asset)
                                          ========== =========== ===========    ========= ========== =========
   Prepaid benefit cost                    $    97      $ 103       $  63         $  76     $  57     $  45
                                          ========== =========== ===========    ========= ========== =========

   Weighted-average assumptions as of
   December 31
   Discount rate                            8.00%       6.75%       7.25%         8.00%      6.75%     7.25%




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Employee and Agent Benefits (continued)

                                                                                     Other Postretirement
                                                   Pension Benefits                         Benefits
                                          ----------------------------------    ------------------------------
                                                     December 31                         December 31
                                            1999        1998        1997          1999      1998       1997
                                          ---------- ----------- -----------    --------- ---------- ---------
  Components of net periodic benefit
  cost
   Service cost                           $     42      $  34       $  41         $  11     $  12      $  12
   Interest cost                                55         50          52            14        15         16
   Expected return on plan assets              (76)       (75)        (80)          (24)      (16)       (16)
   Amortization of prior service cost            1          1           1             -         -          -
   Amortization of transition (asset)
     obligation                                (11)       (11)        (11)            4         4          4
   Recognized net actuarial loss (gain)          -         (8)          2            (2)       (1)         -
                                          ---------- ----------- -----------    --------- ---------- ---------
   Net periodic benefit cost (income)     $     11      $  (9)     $    5        $    3     $  14      $  16
                                          ========== =========== ===========    ========= ========== =========

For 1999, 1998 and 1997, the expected long-term rates of return on plan assets for pension benefits were approximately 5% in each of these years (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 8.1% in each of the years 1999, 1998 and 1997. The assumed rate of increase in future compensation levels varies by age for both the qualified and non-qualified pension plans.

For 1999, 1998 and 1997, the expected long-term rates of return on plan assets for other post-retirement benefits were approximately 5% in each of these years (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 8.0%, 8.1% and 8.2% for 1999, 1998 and 1997, respectively. These rates of return on plan assets vary by benefit type and employee group.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations starts at 14.1% in 1999 and declines to an ultimate rate of 6% in 2009. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

                                                                1-Percentage-Point     1-Percentage-Point
                                                                     Increase               Decrease
                                                               ---------------------- ---------------------
   Effect on total of service and interest cost components
                                                                       $  8                 $  (6)
   Effect on accumulated postretirement benefit obligation
                                                                         41                   (33)




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Employee and Agent Benefits (continued)

In addition, the Company has defined contribution plans that are generally available to all employees and agents who are age 21 or older. Eligible participants may contribute up to 20% of their compensation, to a maximum of $10,000 annually, to the plans in 1999 and 1998. Eligible participants were able to contribute up to 15% of their compensation, to a maximum of $9,500 annually, to the plans in 1997. The Company matches the participant's contribution at a 50% contribution rate up to a maximum Company contribution of 2% of the participant's compensation. The Company contributed $11 million in both 1999 and 1998, and $15 million in 1997 to these defined contribution plans.


11. Other Commitments and Contingencies

The Company, as a lessor, leases industrial, office, retail and other wholly-owned investment real estate properties under various operating leases. Rental income for all operating leases totaled $357 million in 1999, $362 million in 1998 and $344 million in 1997. At December 31, 1999, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

                                                        Held for Sale     Held for        Total Rental
                                                                         Investment        Commitments
                                                        ---------------------------------------------------

   2000                                                    $  96           $   150            $   246
   2001                                                       87               137                224
   2002                                                       67               127                194
   2003                                                       53               117                170
   2004                                                       41               105                146
   Thereafter                                                180               796                976
                                                        ===================================================
   Total future minimum lease receipts                      $524            $1,432             $1,956
                                                        ===================================================


The Company, as a lessee, leases office space, data processing equipment, corporate aircraft and office furniture and equipment under various operating leases. Rental expense for all operating leases totaled $73 million in 1999, $60 million in 1998 and $84 million in 1997. At December 31, 1999, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




11. Other Commitments and Contingencies (continued)

   2000                                                                                           $  43
   2001                                                                                              32
   2002                                                                                              23
   2003                                                                                              16
   2004                                                                                               9
   Thereafter                                                                                         9
                                                                                                -----------
                                                                                                    132
   Less future sublease rental income on these noncancelable leases                                   3
                                                                                                ===========
   Total future minimum lease payments                                                             $129
                                                                                                ===========

The Company is a plaintiff or defendant in actions arising out of its insurance business and investment operations. The Company is, from time to time, also involved in various governmental and administrative proceedings. While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on the Company's business, financial condition or results of operations. However, no assurances can be given that such litigation would not materially and adversely affect the Company's business, financial condition or results of operations.

Other companies in the life insurance industry have historically been subject to substantial litigation resulting from claims disputes and other matters. Most recently, such companies have faced extensive claims, including class-action lawsuits, alleging improper life insurance sales practices. Negotiated settlements of such class-action lawsuits have had a material adverse effect on the business, financial condition and results of operations of certain of these companies. The Company is currently a defendant in two purported class-action lawsuits which allege improper life insurance sales practices. The Company believes the claims are without merit and intends to vigorously contest such suits. However, there can be no assurance that such sales practice litigation or any future similar litigation will not have a material adverse effect on the Company's business, financial condition or results of operations.

The Company is also subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. The assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes such assessments in excess of amounts accrued would not materially affect its financial condition or results of operations.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




12. Fair Value of Financial Instruments

The following discussion describes the methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about the Company's business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by the Company from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.

The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

Mortgage servicing rights represent the present value of estimated future net revenues from contractually specified servicing fees. The fair value was estimated with a valuation model using current prepayment speeds and a market discount rate.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




12. Fair Value of Financial Instruments (continued)

The fair values of the Company's reserves and liabilities for investment-type insurance contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position) are estimated using discounted cash flow analyses (based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued). The fair values for the Company's insurance contracts (insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk), other than investment-type contracts, are not required to be disclosed. The Company does consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on the Company's incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1999 and 1998, are as follows (in millions):

                                                             1999                         1998
                                                  ---------------------------  ----------------------------
                                                     Carrying       Fair         Carrying        Fair
                                                      Amount        Value         Amount         Value
                                                  ---------------------------  ----------------------------
   Assets (liabilities)

   Fixed maturities (see Note 3)                      $21,660       $21,660        $21,006      $21,006
   Equity securities (see Note 3)                         864           864          1,102        1,102
   Mortgage loans                                      12,296        12,155         12,091       12,711
   Policy loans                                            28            28             25           25
   Other investments                                      465           465            198          198
   Cash and cash equivalents                              362           362            461          461
   Accrued investment income                              408           408            375          375
   Mortgage servicing rights                            1,081         1,288            778          821
   Financial instruments included in Closed
     Block (see Note 5)                                 3,658         3,649          3,587        3,652
   Investment-type insurance contracts                (23,563)      (23,068)       (22,127)     (21,606)
   Short-term debt                                          -             -           (200)        (200)
   Long-term debt                                         834           790           (671)        (708)




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




13. Statutory Insurance Financial Information

The Company prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa. Currently "prescribed" statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus is not material. The accounting practices used to prepare statutory financial statements for regulatory filings differ in certain instances from GAAP. Prescribed or permitted statutory accounting practices are used by state insurance departments to regulate the Company.

The NAIC has adopted the Codification of Statutory Accounting Principles ("Codification"), the result of which is expected to constitute the primary source of "prescribed" statutory accounting practices upon formal adoption by Iowa regulatory authorities. If adopted as proposed effective January 1, 2001, Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domiciled within those states. The impact on the Company's statutory financial statements has not been determined at this time.

Life/Health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 1999, the Company meets the RBC requirements.

Under Iowa law, the Company may pay dividends only from the earned surplus arising from its business and must receive the prior approval of the Iowa Commissioner to pay a dividend if such a dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of the Company's policyholder surplus as of the preceding year end or the net gain from operations from the previous calendar year. Based on this limitation and 1999 statutory results, the Company could pay approximately $539 million in dividends in 2000 without exceeding the statutory limitation. In 1999, the Company notified the Iowa Commissioner in advance of all dividend payments and received approval for an extraordinary dividend of $250 million. Total dividends paid to its parent company in 1999 were $509 million. Dividends were composed of cash, other assets and the net assets of the Company's subsidiary, Princor Financial Services Corporation. The distribution of the Company's investment in Princor Financial Services Corporation was recorded at fair market value of $77 million and resulted in a gain of $56 million for a subsidiary of the Company.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




13. Statutory Insurance Financial Information (continued)

The following summary reconciles the assets and equity at December 31, 1999, 1998 and 1997, and net income for the years ended December 31, 1999, 1998 and 1997, in accordance with statutory reporting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa with that reported in these consolidated GAAP financial statements (in millions):

                                                                                 Stockholder's        Net
                                                                     Assets         Equity          Income
                                                                  ------------------------------------------
                                                                  ------------------------------------------
   December 31, 1999
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $76,018       $3,152            $714
   Additions (deductions):
     Unrealized loss on fixed maturities available-for-sale             (357)        (357)              -
     Other investment adjustments                                      2,088          995              10
     Adjustments to insurance reserves and dividends                    (125)        (236)             15
     Deferral of policy acquisition costs                              1,409        1,409              68
     Surplus note reclassification as debt                                 -         (298)              -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -           33              18
     Other - net                                                         277          253             (15)
                                                                  ------------------------------------------
   As reported in these consolidated GAAP financial statements       $79,310       $4,951            $810
                                                                  ==========================================

   December 31, 1998
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $70,096       $3,032            $511
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale              997          997               -
     Other investment adjustments                                      1,620        1,081             176
     Adjustments to insurance reserves and dividends                    (169)        (192)            (56)
     Deferral of policy acquisition costs                              1,105        1,105               -
     Surplus note reclassification as debt                                 -         (298)              -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -         (475)            165
     Other - net                                                         294          219            (101)
                                                                  ==========================================
   As reported in these consolidated GAAP financial statements       $73,943       $5,469            $695
                                                                  ==========================================

   December 31, 1997
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $63,957       $2,811            $432
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale            1,176        1,176               -
     Other investment adjustments                                        853        1,141              27
     Adjustments to insurance reserves and dividends                    (173)        (131)            (41)
     Deferral of policy acquisition costs                              1,057        1,057              43
     Surplus note reclassification as debt                                 -         (298)              -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -         (643)              7
     Other - net                                                         184          171             (14)
                                                                  ==========================================
   As reported in these consolidated GAAP financial statements       $67,054       $5,284            $454
                                                                  ==========================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




14. Non-domestic Operations

The Company's non-U.S. operations offer a variety of asset management and asset accumulation products and services for businesses, groups and individuals, with a focus on retirement savings.

The change in net foreign currency translation reflects decreases of $31 million, $18 million and $2 million for the years ended December 31, 1999, 1998 and 1997, respectively. Aggregate foreign exchange transaction gains and losses were not material for the years ended December 31, 1999, 1998 and 1997. Total revenues by geographic region are as follows (in millions):

                                                                          Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Domestic (United States)                                         $7,252         $7,449        $8,547
   Non-domestic                                                        272            237           115
                                                                ------------------------------------------
   Total revenues                                                   $7,524         $7,686        $8,662
                                                                ==========================================

Total assets by geographic region are as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------

   Domestic (United States)                                                        $77,856      $72,704
   Non-domestic                                                                      1,454        1,239
                                                                              =============================
   Total assets                                                                    $79,310      $73,943
                                                                              =============================


15. Year 2000 (Unaudited)

As of January 31, 2000, virtually all of the Company's major technology systems, processes, and infrastructure, including those which rely on third party vendors, appear to be operating smoothly following the rollover to the Year 2000. The Company has experienced no significant interruptions to normal business operations, including the processing of customer account data and transactions. The Company will continue its Year 2000 vigilance into early 2001.

The total cost for the project was approximately $24 million through December 31, 1999, with the costs expensed as incurred. Any additional costs to complete activities related to internal processes, external relationships, contingency plans and to maintain Year 2000 readiness are not expected to be material.

                        Principal Life Insurance Company

15. Year 2000 (Unaudited) (continued)

Based on the performance of its major technology systems to date, ongoing plans to deal with external relationships and contingency plans, the Company believes that in the worst case scenario it will experience, at most, isolated and insignificant disruptions of business processes as a result of Year 2000 issues. Such disruptions are not expected to have a material effect on the Company's future results of operations, liquidity or financial condition.




                         Report of Independent Auditors







The Board of Directors
Principal Life Insurance Company


We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company, an indirect wholly-owned subsidiary of Principal Mutual Holding Company) as of December 31, 1999 and 1998, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Des Moines, Iowa
January 31, 2000






                                     PART C
                            PREMIER VARIABLE CONTRACT
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for the seven years ended December 31, 1999 and for the period beginning July 15, 1992 and ended December 31, 1992.

                 (2)   Part B:
                        Principal Life Insurance  Company Separate
                        Account B:
                          Report of Independent Auditors.
                          Statement of Net Assets, December 31, 1999.
                          Statement of Operations for the year ended
                            December 31, 1999.
                          Statements of Changes in Net Assets for the years
                            ended December 31, 1999 and 1998.
                          Notes to Financial Statements.
                        Principal Life Insurance Company:
                          Report of Independent Auditors.
                          Consolidated Statements of Operations for the years
                            ended December 31, 1999, 1998 and 1997.
                          Consolidated Statements of Financial Position,
                            December 31, 1999 and 1998.
                          Consolidated Statements of Stockholder's Equity for
                            the years ended  December 31, 1999, 1998 and 1997.
                          Consolidated Statements of Cash Flows for the
                            years ended December 31, 1999, 1998 and 1997.
                          Notes to Consolidated Financial Statements.

          (b)    Exhibits
                 (1)   Board resolution of Registrant (Filed 3/1/96)
                 (3a)  Distribution Agreement (Filed 3/1/96)
                 (3b)  Selling Agreement (Filed 3/1/96)
                 (4a)  Form of Variable Annuity Contract (Filed 12/16/97)
                 (4b)  Variable Annuity Contract Endorsement (Filed 12/16/97)
                 (4c)  Variable Annuity Contract Rider (Filed 12/16/97)
                 (5)   Form of Variable Annuity Application (Filed 10/23/97)
                 (6a)  Articles of Incorporation of Depositor (Filed 3/1/96)
                 (6b)  Bylaws of Depositor (Filed 3/1/96)
                 (9)   Opinion of Counsel (Filed 3/1/96)
                 (10a) Consent of Ernst & Young LLP
                 (10b) Powers of Attorney (Filed 2/28/00)
                 (13a) Total Return Calculation (Filed 3/1/96)
                 (13b) Annualized Yield for Separate Account B (Filed 3/1/96)

Item 25.  Officers and Directors of the Depositor

          Principal   Life  Insurance  Company  is  managed by a Board of
          Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

            DIRECTORS:                       Principal
            Name, Positions and Offices      Business Address

            BETSY J. BERNARD                 U.S. West
            Director                         1801 California Street
            Member, Nominating Committee     52nd Floor
                                             Denver, CO  80202

            JOCELYN CARTER-MILLER            Motorola, Inc.
            Director                         1000 Corporate Drive
            Member, Audit Committee          Suite 700
                                             Ft. Lauderdale, FL  33334

            DAVID J. DRURY                   The Principal Financial Group
            Director                         Des Moines, IA  50392
            Chairman of the Board
            Chair, Executive Committee

            C. DANIEL GELATT, JR.            NMT Corporation
            Director                         2004 Kramer Street
            Member, Executive Committee      La Crosse, WI  54603
              Chair, Human Resources
              Committee

            J. BARRY GRISWELL                The Principal Financial Group
            Director, President              Des Moines, IA  50392
            and Chief Executive Officer

            G. DAVID HURD                    The Principal Financial Group
            Director                         Des Moines, IA  50392
            Member, Executive and
              Nominating Committees

            CHARLES S. JOHNSON               Pioneer Hi-Bred International, Inc.
            Director                         400 Locust, Ste. 700 Capital Square
            Member, Audit Committee          Des Moines, IA 50309

            WILLIAM T. KERR                  Meredith Corporation
            Director                         1716 Locust St.
            Member, Executive Committee      Des Moines, IA  50309-3023
              and Chair, Nominating
              Committee

            LEE LIU                          IES Industries Inc.
            Director                         Post Office Box 351
            Member, Executive and            Cedar Rapids, IA  52406
              Human Resources Committees

            VICTOR. H. LOEWENSTEIN           Egon Zehnder International
            Director                         350 Park Avenue - 8th Floor
            Member, Nominating               New York, NY  10022
              Committee

            RONALD D. PEARSON                Hy-Vee, Inc.
            Director                         5820 Westown Parkway
            Member, Human Resources          West Des Moines, IA  50266
              Committee

            Federico F. Pena                 Vestar Capital Partners
            Member, Audit                    1225 17th Street, Ste 1660
              Committee                      Denver, CO  80202

            JOHN R. PRICE                    The Chase Manhattan Corporation
            Director                         270 Park Avenue - 44th Floor
            Member, Nominating Committee     New York, NY  10017

            DONALD M. STEWART                The College Board
            Director                         45 Columbus Avenue
            Member, Human Resources          New York, NY  10023-6992
              Committee

            ELIZABETH E. TALLETT             Dioscor, Inc.
            Director                         48 Federal Twist Road
            Chair, Audit Committee           Stockton, NJ  08559

            FRED W. WEITZ                    Essex Meadows, Inc.
            Director                         800 Second Avenue, Suite 150
            Member, Human Resources          Des Moines, IA  50309
              Committee

            Executive Officers (Other than Directors):

            JOHN E. ASCHENBRENNER            Executive Vice President

            PAUL S. BOGNANNO                 Senior Vice President

            GARY M. CAIN                     Senior Vice President

            C. ROBERT DUNCAN                 Senior Vice President

            DENNIS P. FRANCIS                Senior Vice President

            MICHAEL H.GERSIE                 Executive Vice President and
                                               Chief Financial Officer

            THOMAS J. GRAF                   Senior Vice President

            ROBB B. HILL                     Senior Vice President

            DANIEL J. HOUSTON                Senior Vice President

            ELLEN Z. LAMALE                  Senior Vice President and
                                             Chief Actuary

            MARY A. O'KEEFE                  Senior Vice President

            RICHARD L. PREY                  Senior Vice President

            KAREN E. SHAFF                   Senior Vice President and
                                             General Counsel

            ROBERT A. SLEPICKA               Senior Vice President

            NORMAN R. SORENSEN               Senior Vice President

            CARL C. WILLIAMS                 Senior Vice President and Chief
                                             Information Officer

            LARRY D. ZIMPLEMAN               Senior Vice President

Item 26.  Persons Controlled by or Under Common Control with Depositor

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Principal Life Insurance Company (an Iowa corporation) a life group, pension and individual insurance company.

          b. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          c.   PFG Do Brasil LTDA (Brazil) a Brazilian holding company.

          d. Principal Financial Services (Australia), Inc. (an Iowa holding company) formed to facilitate the acquisition of the Australian business of BT Australia.

          e. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          f. Principal Capital Management (Singapore) Limited (a Singapore asset management company).

          g. Principal Capital Management (Europe) Limited a fund management company.

          h. Principal Capital Management (Ireland) Limited a fund management company.

          i.   Principal Financial Group Investments (Australia) Pty Limited.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary wholly-owned by PFG Do Brasil LTDA

          a.   Brasilprev    Previdencia   Privada    S.A.(Brazil)   a   pension
               administration company.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Financial Group (Australia) Holdings Pty Ltd. an Australian holding company organized in connection with the contemplated acquisition of BT Australia Funds Management.

          Subsidiary wholly-owned by Principal Financial Group (Australia) Holdings Pty Ltd:

          a.   Principal  Financial  Group  (Australia)  Pty Ltd.  an  Australia
               holding   company   organized  on  connection  the   contemplated
               acquisition of BT Australia Funds Management.

          Subsidiary  wholly-owned by Principal  Financial Group (Australia) Pty
          Ltd:

          a. BT International (Australia) Limited (an Australian holding company).

          Subsidiary wholly-owned by BT Investment (Australia) Limited:

          a.   Bankers Trust Australia Limited (an Australian holding company).

          Subsidiary wholly-owned by Bankers Trust Australia Limited:

          a.   BT Financial Group Limited an asset management company.

          Subsidiaries wholly-owned by BT Financial Group Limited:

          a. BT Life Limited a commercial and investment linked life insurance company.

          b. BT Funds Management Limited (an Australian financial services company).

          c.   BT  Funds  Management   (International)  Limited  (an  Australian
               financial services company).

          d.   BT  Securities   Limited  (an   Australian   financial   services
               company).

          e. BT (Queensland) Pty Limited (an Australian financial services company).

          f. BT Portfolio Services Pty Limited (an Australian financial services company).

          g. BT Australia Corporate Services Pty Limited a holding company.

          h.   Oniston Pty Ltd (an Australian financial services company).

          i.   QV1 Pty Limited

          Subsidiaries wholly-owned by BT Portfolio Services Limited:

          a. BT Custodial Services Pty Ltd (an Australian financial services company).

          b. National Registry Services Pty Ltd. (an Australian financial services company).

          c. National Registry Services (WA) Pty Limited (an Australian financial services company).

          d. BT Finance & Investments Pty Ltd (an Australian financial services company).

          Subsidiaries organized and wholly-owned by BT Australia Corporate Services Pty Limited:

          a. BT Finance Pty Limited (an Australian financial services company).

          b. Chifley Services Pty Limited (an Australian financial services company).

          c.   BT  Nominees  Pty  Limited  (an  Australian   financial  services
               company).

          Subsidiary organized and wholly-owned by BT Funds Management Limited:

          a. BT Tactical Asset Management Limited (an Australian financial services company).

          Subsidiary organized and wholly-owned by Principal  Financial Services
          (NZ), Inc.

          a.   BT Financial Group (NZ) Limited (a New Zealand holding company).

          b.   BT Hotel Group Pty Limited

          c. BT Custodians Limited a manager and trustee of various unit trusts.

          d.   Dellarak Pty Limited a trustee company.

          Subsidiary  organized and  wholly-owned  by BT Financial Group (NZ)
          Limited:

          a. BT Portfolio Service (NZ) Limited (a New Zealand financial services company).

          b. BT New Zealand Nominees Limited (a New Zealand financial services company).

          c. BT Funds Management (NZ) Limited (a New Zealand financial services company).

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Holdings Pty Ltd.:

          a.   Principal Hotels Australia Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Australia Pty Ltd.:

          a.   BT Hotel Limited

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.15% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.80% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.67% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 24.72% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on January 31, 2000.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 5.73% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.03% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.37% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 7.80% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 34.31% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal International Fund, Inc. (a Maryland Corporation) 24.74% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal International SmallCap Fund, Inc. (a Maryland Corporation) 31.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 21.85% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal LargeCap Stock Index Fund, Inc. (a Maryland Corporation) 100.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 24, 2000.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.79% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal Partners Aggressive Growth Fund, Inc.(a Maryland Corporation) 12.91% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal Partners LargeCap Growth Fund, Inc.(a Maryland Corporation) 100.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 24, 2000

               Principal Partners MidCap Growth Fund, Inc.(a Maryland Corporation) 100.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 24, 2000

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 62.40% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 13.73% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 83.47% of shares outstanding of the International Emerging Markets Portfolio, 43.49% of the shares outstanding of the International Securities Portfolio, 98.66% of shares outstanding of the International SmallCap Portfolio and 100% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.05% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.27% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on January 31, 2000: Aggressive Growth, Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Government Securities, Growth, High Yield, International, International SmallCap, LargeCap Growth, MicroCap, MidCap, MidCap Growth, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value Stock Index 500, and Utilities.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. Principal Holding Company (an Iowa Corporation) a holding company wholly-owned by Principal Life Insurance Company.

          b. PT Asuransi Jiwa Principal Indonesia (an Indonesia Corporation) a life insuranced corporation which offers group and individual products.

          c. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          d. Principal Capital Management, LLC (a Delaware Corporation) a limited liability company that provides investment management services.

          e. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

          a. Principal Structured Investments, LLC (a Delaware Corporation) a limited liability company that provides product development administration, marketing and asset management services associated with stable value products together with other related institutional financial services including derivatives, asset-liability management, fixed income investment management and ancillary money management products.

          b. Principal Enterprise Capital, LLC (a Delaware Corporation) a company engaged in the operation of nonresidential buildings.

          c. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company involved in purchasing, managing and selling commercial real estate assets in the secondary market.

          d. Principal Real Estate Investors, LLC (a Delaware Corporation) a registered investment advisor.

          e. Principal Commercial Funding, LLC (a Delaware Corporation) a correspondent lender and service provider for loans.

          f. Principal Real Estate Services, LLC (a Delaware Corporation) a limited liability company which acts as a property manager and real estate service provider.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

          c. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

          d. Principal Development Associates, Inc. (a California Corporation) a real estate development company.

          e. Principal Spectrum Associates, Inc. (a California Corporation) a real estate development company.

          f. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          g. Equity FC, Ltd. (an Iowa Corporation) engaged in investment transactions including limited partnership and limited liability companies.

          h.   HealthRisk   Resource  Group,   Inc.  (an  Iowa   Corporation)  a
               management services organization.

          i.   Invista  Capital   Management,   LLC  (an  Iowa   Corporation)  a
               registered investment adviser.

          j. Principal Residential Mortgage, Inc. (an Iowa Corporation) a residential mortgage loan broker.

          k. Principal Asset Markets, Inc. (an Iowa Corporation) a residential mortgage loan broker.

          l. Principal Portfolio Services, Inc. (an Iowa Corporation) a mortgage due diligence company.

          m. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

          n. The Principal Financial Group, Inc. (a Delaware corporation) a general business corporation established in connection with the new corporate identity. It is not currently active.

          o. Principal Product Network, Inc. (a Delaware corporation) an insurance broker.

          p. Principal Health Care, Inc. (an Iowa Corporation) a developer and administrator of managed care systems.

          q.   Dental-Net,  Inc.  (an Arizona  Corporation)  holding  company of
               Employers  Dental  Services;   a  managed  dental  care  services
               organization. HMO and dental group practice.

          r. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

          s.   Delaware  Charter  Guarantee  &  Trust  Company,   d/b/a  Trustar
               Retirement Services (a Delaware Corporation) a nondepository trust company.

          t. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and serves as a record keeper and third party administrator for various clients' defined contribution plans.

          u. Principal Investors Corporation (a New Jersey Corporation) a registered broker-dealer with the Securities Exchange Commission. It is not currently active.

          v. Principal International, Inc. (an Iowa Corporation) a company formed for the purpose of international business development.

          Subsidiaries organized and wholly-owned by PT Asuransi Jiwa Principal Indonesia:

          a.   PT Jasa Principal Indonesia a defined benefit pension company.

          b. PT Principal Capital Management Indonesia a fund management company.

          Subsidiary wholly-owned by Invista Capital Management, LLC:

          a.   Principal  Capital - Invista  Trust.  (a Delaware  Corporation) a
               business   trust  and   private   investment   company   offering
               non-registered units, initially, to tax-exempt entities.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          Subsidiaries wholly-owned by The Admar Group, Inc.:

          a. Admar Corporation (a California Corporation) a managed care services organization.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer pursuant to Section 15(b) of the Securities Exchange Act an a member of the National Association of Securities Dealers (NASD), limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Massachusetts corporation) authorized by charter to serve as a trustee in connection with multiple-employer group life insurance trusts or arrangements, and to generally participate in the administration of insurance trusts.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Principal  International Espana, S.A. de Seguros de Vida (a Spain
               Corporation)  a  life  insurance  company   (individual   group),
               annuities and pension.

          b.   Zao Principal International (a Russia Corporation) inactive.

          c. Principal International Argentina, S.A. (an Argentina services corporation).

          d. Principal Asset Management Company (Asia) Ltd. (Hong Kong) a corporation which manages pension funds.

          e. Principal International Asia Limited (a Hong Kong Corporation) a corporation operating as a regional headquarters for Asia.

          f. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) group life and group pension products.

          g.   Principal Trust Company (Asia) Limited (an Asia trust company).

          h. Principal International de Chile, S.A. (a Chile Corporation) a holding company.

          i. Principal Mexico Compania de Seguros, S.A. de C.V. (a Mexico Corporation) a life insurance company (individual and group), personal accidents.

          j. Principal Pensiones, S.A. de C.V. (a Mexico Corporation) a single premium annuity.

          k. Principal Afore, S.A. de C.V. (a Mexico Corporation), a pension administration company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiary wholly-owned by Principal International Espana, S.A. de Seguros de Vida:

          a. Princor International Espana Sociedad Anonima de Agencia de Seguros (a Spain Corporation) an insurance agency.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. BT Funds Management (Asia) Limited (Hong Kong)(a Hong Kong Corporation) an asset management company.

          Subsidiaries wholly-owned by Principal International Argentina, S.A.:

          a.   Principal  Retiro  Compania  de  Seguros  de  Retiro,   S.A.  (an
               Argentina Corporation) an individual annuity/employee benefit company.

          b.   Principal   Life   Compania  de  Seguros,   S.A.  (an   Argentina
               Corporation) a life insurance company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (a Chile Corporation) life insurance and annuity company.

          Subsidiary wholly-owned by Principal Compania de Seguros de Vida Chile
          S.A.:

          a.   Andueza  &  Principal   Creditos   Hipotecarios   S.A.  (a  Chile
               Corporation) a residential mortgage company.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V.:

          a. Siefore Principal, S.A. de C.V. (a Mexico Corporation) an investment fund company.

Item 27.  Number of Contractowners - As of: March 31, 2000

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts           76                 8
          Pension Builder Contracts               535               308
          Personal Variable Contracts            5514               125
          Premier Variable Contracts            21677               259
          Flexible Variable Annuity Contract    40796             40796
          Freedom Variable Annuity Contract       268               268

Item 28.  Indemnification

               None

Item 29.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal European Equity Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Pacific Basin Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to
Section  403(b) of the Internal  Revenue  Code,  Section 457  retirement  plans,
Section 401(a) retirement plans, certain non- qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

     (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

  John E. Aschenbrenner        Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  Robert W. Baehr              Marketing Services
  The Principal                Officer
  Financial Group
  Des Moines, IA 50392

  Craig L. Bassett             Treasurer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Michael J. Beer              Executive Vice President
  The Principal
  Financial Group
  Des Moines, IA 50392

  Jerald L. Bogart             Insurance License Officer
  The Principal
  Financial Group
  Des Moines, IA 50392

  David J. Drury               Director
  The Principal
  Financial Group
  Des Moines, IA 50392

  Ralph C. Eucher              Director and President
  The Principal
  Financial Group
  Des Moines, IA  50392

  Arthur S. Filean             Vice President
  The Principal
  Financial Group
  Des Moines, IA 50392

  Dennis P. Francis            Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  Paul N. Germain              Vice President-
  The Principal                Mutual Fund Operations
  Financial Group
  Des Moines, IA 50392

  Ernest H. Gillum             Vice President-
  The Principal                Compliance and Product
  Financial Group              Development
  Des Moines, IA 50392

  Thomas J. Graf               Director
  The Principal
  Financial Group
  Des Moines, IA 50392

  J. Barry Griswell            Director and
  The Principal                Chairman of the
  Financial Group              Board
  Des Moines, IA 50392

  Susan R. Haupts              Marketing Officer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Joyce N. Hoffman             Vice President and
  The Principal                Corporate Secretary
  Financial Group
  Des Moines, IA 50392

  Kraig L. Kuhlers             Marketing Officer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Ellen Z. Lamale              Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  Julia M. Lawler              Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  John R. Lepley               Senior Vice
  The Principal                President - Marketing
  Financial Group              and Distribution
  Des Moines, IA 50392

  Kelly A. Paul                Systems & Technology
  The Principal                Officer
  Financial Group
  Des Moines, IA 50392

  Elise M. Pilkington          Assistant Director -
  The Principal                Retirement Consulting
  Financial Group
  Des Moines, IA  50392

  Richard L. Prey              Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  Layne A. Rasmussen           Controller-Mutual Funds
  The Principal
  Financial Group
  Des Moines, IA 50392

  Martin R. Richardson         Operations Officer-
  The Principal                Broker/Dealer Services
  Financial Group
  Des Moines, IA  50392

  Elizabeth R. Ring            Controller
  The Principal
  Financial Group
  Des Moines, IA 50392

  Michael D. Roughton          Counsel
  The Principal
  Financial Group
  Des Moines, IA 50392

  Jean B. Schustek             Product Compliance Officer-
  The Principal                Registered Products
  Financial Group
  Des Moines, IA 50392

  Kyle R. Selberg              Vice President-
  The Principal                Marketing
  Financial Group
  Des Moines, IA 50392

  Minoo Spellerberg            Compliance Officer
  The Principal
  Financial Group
  Des Moines, IA  50392

           (c)        (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

            Princor Financial           $12,331,736.46
            Services Corporation

                   (3)                       (4)                 (5)

             Compensation on             Brokerage
                Redemption              Commissions         Compensation

                     0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32. Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 20th day of April, 2000

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                         By:  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ David J. Drury
                         By ______________________________________________
                              David J. Drury
                              Chairman

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ D. J. Drury                Chairman and                   April 20, 2000
--------------------           Director
D. J. Drury


/s/ D. C. Cunningham           Vice President and             April 20, 2000
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)


/s/ M. H. Gersie               Executive Vice President and    April 20, 2000
--------------------           Chief Financial Officer
M. H. Gersie                   (Principal Financial Officer)


  (B. J. Bernard)*             Director                       April 20, 2000
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                       April 20, 2000
--------------------
J. Carter-Miller


  (C. D. Gelatt, Jr.)*         Director                       April 20, 2000
--------------------
C. D. Gelatt, Jr.


  (J. B. Griswell)*            Director                       April 20, 2000
--------------------
J. B. Griswell


  (G. D. Hurd)*                Director                       April 20, 2000
--------------------
G. D. Hurd


  (C. S. Johnson)*             Director                       April 20, 2000
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                       April 20, 2000
--------------------
W. T. Kerr


  (L. Liu)*                    Director                       April 20, 2000
--------------------
L. Liu


  (V. H. Loewenstein)*         Director                       April 20, 2000
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                       April 20, 2000
--------------------
R. D. Pearson


  (F. F. Pena)*                Director                       April 20, 2000
--------------------
F. F. Pena


  (J. R. Price)*               Director                       April 20, 2000
--------------------
J. R. Price, Jr.


  (D. M. Stewart)*             Director                       April 20, 2000
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                       April 20, 2000
--------------------
E. E. Tallett


  (F. W. Weitz)*               Director                       April 20, 2000
--------------------
F. W. Weitz


                           *By    /s/ David J. Drury
                                  ------------------------------------
                                  David J. Drury
                                  Chairman

                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein